UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (40.4%)
Australia (0.0%)
Goodman Group REIT	33	$—	@
Stockland REIT	67	—	@
		—	@
Austria (0.1%)
Erste Group Bank AG (a)	3,879	115
Raiffeisen Bank International AG (a)	1,622	25
		140
Belgium (0.1%)
KBC Group N.V. (a)	3,484	203

China (0.0%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)(d)	178,000	2

Denmark (0.5%)
DSV A/S	10,057	502
ISS A/S	10,144	422
		924
France (7.6%)
Accor SA	27,474	1,090
Aeroports de Paris (ADP)	1,116	111
Atos SE	7,966	858
BNP Paribas SA	14,710	756
Bouygues SA	21,227	703
Cap Gemini SA	14,640	1,434
Cie de Saint-Gobain	45,936	1,983
Credit Agricole SA	14,677	145
Groupe Eurotunnel SE	25,029	270
Metropole Television SA	3,717	67
Natixis SA	13,035	61
Peugeot SA (a)	123,444	1,884
Renault SA	3,079	253
Rexel SA	23,706	363
Societe Generale SA	10,629	367
Television Francaise 1	13,165	128
Vinci SA	34,515	2,639
		13,112
Germany (3.0%)
Bayerische Motoren Werke AG	5,297	445
Bayerische Motoren Werke AG (Preference)	882	65
Commerzbank AG	14,810	96
Daimler AG (Registered)	15,331	1,080
Deutsche Boerse AG (a)	12,466	1,010
Deutsche Lufthansa AG (Registered)	87,140	970
Fraport AG Frankfurt Airport Services Worldwide	3,244	177
Porsche Automobil Holding SE (Preference)	2,430	124
ProSiebenSat.1 Media SE (Registered)	13,714	587
Stroeer SE & Co. KGaA	2,423	105
Volkswagen AG	519	75
Volkswagen AG (Preference)	2,922	384
		5,118

Ireland (1.0%)
Bank of Ireland (a)	388,274	81
CRH PLC	26,035	870
Ryanair Holdings PLC	60,797	840
		1,791
Italy (2.1%)
Atlantia SpA	45,934	1,166
Ferrari N.V.	1,962	102
Intesa Sanpaolo SpA	188,813	418
Mediaset SpA	215,411	676
Mediobanca SpA	156,239	1,018
UniCredit SpA	70,416	164
Unione di Banche Italiane SpA	12,245	28
		3,572
Netherlands (1.0%)
ABN AMRO Group N.V. CVA (e)	3,264	67
Fiat Chrysler Automobiles N.V.	14,388	91
ING Groep N.V.	53,699	662
Randstad Holding N.V.	19,177	874
		1,694
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (a)(c)(d)	570,338	—

Spain (1.3%)
Banco Bilbao Vizcaya Argentaria SA	90,204	545
Banco de Sabadell SA	73,722	95
Banco Popular Espanol SA	46,292	57
Banco Santander SA	200,179	885
Bankia SA	63,863	52
Bankinter SA	9,352	67
CaixaBank SA	36,929	93
Mediaset Espana Comunicacion SA	33,457	397
		2,191
Switzerland (0.8%)
Adecco Group AG (Registered)	24,146	1,360

United Kingdom (1.8%)
easyJet PLC	59,658	780
International Consolidated Airlines Group SA	470,144	2,434
		3,214
United States (21.1%)
Affiliated Managers Group, Inc. (a)	250	36
Alexandria Real Estate Equities, Inc. REIT	1,400	152
Allergan PLC (a)	2,700	622
American Airlines Group, Inc.	22,953	840
American Capital Agency Corp. REIT	7,300	143
American Express Co.	3,800	243
American Tower Corp. REIT	9,100	1,031
Ameriprise Financial, Inc.	900	90
Annaly Capital Management, Inc. REIT	19,700	207
Bank of America Corp.	45,150	707
Bank of New York Mellon Corp. (The)	4,900	195
BB&T Corp.	3,600	136

Berkshire Hathaway, Inc., Class B (a)	8,500	1,228
BlackRock, Inc.	700	254
Boston Properties, Inc. REIT	3,200	436
Bristol-Myers Squibb Co.	11,200	604
Brixmor Property Group, Inc. REIT	4,500	125
CalAtlantic Group, Inc.	4,400	147
Capital One Financial Corp.	2,300	165
CBRE Group, Inc., Class A (a)	6,600	185
Charles Schwab Corp. (The)	5,600	177
Citigroup, Inc.	12,950	612
Citizens Financial Group, Inc.	2,250	56
CME Group, Inc.	1,750	183
Comerica, Inc.	900	43
Crown Castle International Corp. REIT	7,100	669
D.R. Horton, Inc.	13,450	406
Delta Air Lines, Inc.	31,035	1,222
Deltic Timber Corp.	350	24
Digital Realty Trust, Inc. REIT	3,100	301
Discover Financial Services	1,950	110
Duke Realty Corp. REIT	7,400	202
E*Trade Financial Corp. (a)	1,450	42
Eagle Materials, Inc.	1,750	135
Eli Lilly & Co.	6,300	506
Endo International PLC (a)	1,300	26
Equinix, Inc. REIT	1,400	504
Extra Space Storage, Inc. REIT	2,800	222
Federal Realty Investment Trust REIT	1,400	215
Fifth Third Bancorp	3,450	71
First American Financial Corp.	3,900	153
Franklin Resources, Inc.	1,950	69
General Growth Properties, Inc. REIT	12,400	342
Genworth Financial, Inc., Class A (a)	17,850	89
Goldman Sachs Group, Inc. (The)	2,000	323
HCP, Inc. REIT	10,100	383
Host Hotels & Resorts, Inc. REIT	16,200	252
Huntington Bancshares, Inc.	3,500	35
Intercontinental Exchange, Inc.	550	148
Invesco Ltd.	1,800	56
Iron Mountain, Inc. REIT	5,500	206
JetBlue Airways Corp. (a)	13,134	226
Johnson & Johnson	18,100	2,138
Jones Lang LaSalle, Inc.	1,100	125
JPMorgan Chase & Co.	16,150	1,075
KB Home	3,050	49
KeyCorp	4,750	58
Kimco Realty Corp. REIT	9,000	261
Legg Mason, Inc.	500	17
Lennar Corp., Class A	7,550	320
Leucadia National Corp.	1,750	33
Liberty Property Trust REIT	3,100	125
Louisiana-Pacific Corp. (a)	5,150	97
M&T Bank Corp.	750	87
M/I Homes, Inc. (a)	950	22
Macerich Co. (The) REIT	2,800	226
Mallinckrodt PLC (a)	700	49
Martin Marietta Materials, Inc.	2,400	430
Masco Corp.	11,950	410
MDC Holdings, Inc.	1,800	46
Merck & Co., Inc.	18,100	1,130
Meritage Homes Corp. (a)	1,500	52
MGIC Investment Corp. (a)	12,250	98

Mohawk Industries, Inc. (a)	2,750	551
Moody’s Corp.	900	97
Mylan N.V. (a)	2,800	107
NASDAQ, Inc.	550	37
Navient Corp.	1,600	23
Northern Trust Corp.	1,050	71
NVR, Inc. (a)	135	221
Old Republic International Corp.	9,300	164
Owens Corning	4,100	219
People’s United Financial, Inc.	1,500	24
Perrigo Co., PLC	1,000	92
Pfizer, Inc.	39,500	1,338
PNC Financial Services Group, Inc. (The)	2,150	194
ProLogis, Inc. REIT	11,100	594
Public Storage REIT	3,100	692
Pulte Group, Inc.	12,300	246
Radian Group, Inc.	7,800	106
Realogy Holdings Corp.	3,100	80
Realty Income Corp. REIT	5,300	355
Regency Centers Corp. REIT	2,100	163
Regions Financial Corp.	5,600	55
S&P Global, Inc.	1,300	165
Scotts Miracle-Gro Co. (The), Class A	2,200	183
Simon Property Group, Inc. REIT	6,800	1,408
Skyline Corp. (a)	300	4
SL Green Realty Corp. REIT	2,100	227
Southwest Airlines Co.	26,067	1,014
State Street Corp.	2,000	139
Stewart Information Services Corp.	800	36
SunTrust Banks, Inc.	2,150	94
Synchrony Financial	3,950	111
T. Rowe Price Group, Inc.	1,250	83
Toll Brothers, Inc. (a)	5,950	178
United Continental Holdings, Inc. (a)	13,388	702
Universal Forest Products, Inc.	750	74
US Bancorp	7,200	309
Ventas, Inc. REIT	7,300	516
VEREIT, Inc. REIT	18,300	190
Vornado Realty Trust REIT	3,700	374
Vulcan Materials Co.	4,800	546
Watsco, Inc.	1,150	162
Wells Fargo & Co.	20,250	897
Welltower, Inc. REIT	7,500	561
Weyerhaeuser Co. REIT	16,800	537
Zions Bancorporation	1,000	31
Zoetis, Inc.	2,900	151
		36,523
Total Common Stocks (Cost $69,666)		69,844

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (a)	1,077	1
Safeway PDC, LLC CVR (a)	1,077	—	@
Total Rights (Cost $1)		1

	Face Amount (000)		Value (000)
Fixed Income Securities (18.4%)
Sovereign (4.9%)
Argentina (1.5%)
Argentine Republic Government International Bond, 7.50%, 4/22/26 (e)	2,316		2,618

Brazil (2.4%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	BRL	13,814	4,061

Greece (1.0%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 – 2/24/42 (f)	EUR	2,380	1,702
Total Sovereign (Cost $8,129)			8,381

U.S. Treasury Security (13.5%)
United States (13.5%)
U.S. Treasury Inflation Indexed Bond 0.63%, 1/15/26 (Cost $22,534)	22,131		23,288
Total Fixed Income Securities (Cost $30,663)			31,669

Notional Amount (000)
Put Option Purchased (0.1%)
Russia (0.1%)
USD/RUB December 2016 @ RUB 63.18, Goldman Sachs International (Cost $159)	10,440	191

	Shares
Short-Term Investments (39.2%)
Investment Company (33.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $58,031)	58,030,648		58,031

Sovereign (1.5%)
Argentina (1.5%)
Letras del Banco Central de la Republica Argentina,
25.00%, 1/11/17 – 1/25/17	ARS	38,920	2,362
26.25%, 1/11/17 – 1/18/17	3,470		211
Total Sovereign (Cost $2,659)			2,573

Face Amount (000)
U.S. Treasury Security (4.1%)
U.S. Treasury Bill, 0.41%, 3/23/17 (h)(i) (Cost $7,106)	$7,120	7,106

Total Short-Term Investments (Cost $67,796)	67,710
Total Investments (98.1%) (Cost $168,285) (j)(k)(l)(m)	169,415
Other Assets in Excess of Liabilities (1.9%)	3,267
Net Assets (100.0%)	$172,682

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  Security has been deemed illiquid at September 30, 2016.

(d)                                 At September 30, 2016, the Portfolio held fair valued securities valued at approximately $2,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)                                   Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2016. Maturity date disclosed is the ultimate maturity date.

(g)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $115,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)                                 Rate shown is the yield to maturity at September 30, 2016.

(i)                                     All or a portion of the security was pledged to cover margin requirements for swap agreements.

(j)                                    Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)                                 The approximate fair value and percentage of net assets, $24,455,000 and 14.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(l)                                     The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(m)                             At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,339,000 and the aggregate gross unrealized depreciation is approximately $2,209,000 resulting in net unrealized appreciation of approximately $1,130,000.

@                                    Value is less than $500.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	160		$180	10/20/16	$— @
Bank of America NA	JPY	11,111		$110	10/20/16	— @
Bank of America NA	SEK	1,002		$117	10/20/16	— @
Bank of America NA		$4,358	SEK	37,180	10/20/16	(20)
Bank of Montreal	CAD	173		$132	10/20/16	— @
Bank of Montreal		$707	CAD	932	10/20/16	4
Bank of Montreal		$67	GBP	51	10/20/16	(1)
Bank of Montreal		$619	JPY	62,855	10/20/16	2
Bank of New York Mellon		$71	GBP	55	10/20/16	(1)
Bank of New York Mellon		$382	SEK	3,260	10/20/16	(2)
Barclays Bank PLC	AUD	4,663		$3,522	10/20/16	(45)
Barclays Bank PLC	EUR	3,687		$4,128	10/20/16	(16)
Barclays Bank PLC	RUB	26,797		$425	10/20/16	(— @)
Barclays Bank PLC		$5,677	GBP	4,343	10/20/16	(45)
Barclays Bank PLC		$2,863	JPY	291,041	10/20/16	9
Barclays Bank PLC		$4,055	RUB	257,246	10/20/16	26
Barclays Bank PLC		$2,563	RUB	168,524	10/20/16	111
BNP Paribas SA	JPY	79,927		$789	10/20/16	1
BNP Paribas SA		$2,323	CAD	3,064	10/20/16	12
BNP Paribas SA		$4,081	CAD	5,338	10/20/16	(11)
Citibank NA	EUR	9,177		$10,277	10/20/16	(40)
Citibank NA	SEK	37,991		$4,410	10/20/16	(22)
Citibank NA		$308	CHF	301	10/20/16	2
Citibank NA		$4,432	EUR	3,953	10/20/16	11
Citibank NA		$114	EUR	101	10/20/16	(— @)
Citibank NA		$3,772	GBP	2,886	10/20/16	(30)
Citibank NA		$277	JPY	28,145	10/20/16	1
Citibank NA		$4,300	SEK	36,689	10/20/16	(20)
Citibank NA		$505	THB	17,558	10/20/16	2
Commonwealth Bank of Australia	AUD	1,030		$778	10/20/16	(10)
Commonwealth Bank of Australia		$182	AUD	237	10/20/16	(— @)
Credit Suisse International	EUR	1,323		$1,481	10/20/16	(6)
Credit Suisse International	MXN	694		$35	10/20/16	(— @)
Credit Suisse International	SGD	192		$141	10/20/16	— @
Credit Suisse International	THB	5,444		$157	10/20/16	— @
Credit Suisse International		$99	GBP	76	10/20/16	(1)
Credit Suisse International		$51	NZD	69	10/20/16	(— @)
Credit Suisse International		$797	SGD	1,084	10/20/16	(2)
Credit Suisse International		$213	THB	7,402	10/20/16	1
Goldman Sachs International	BRL	6,088		$1,827	10/20/16	(36)
Goldman Sachs International	BRL	3,092		$953	10/20/16	7
Goldman Sachs International	BRL	544		$167	10/20/16	1
Goldman Sachs International	DKK	2,368		$356	10/20/16	(2)
Goldman Sachs International	EUR	2,714		$3,039	10/20/16	(12)
Goldman Sachs International	RUB	113,218		$1,725	10/20/16	(72)
Goldman Sachs International	TRY	13,088		$4,369	10/20/16	23
Goldman Sachs International		$211	EUR	187	10/20/16	(— @)
Goldman Sachs International		$310	EUR	275	10/20/16	(1)
Goldman Sachs International		$705	HKD	5,465	10/20/16	— @
Goldman Sachs International		$1,729	JPY	175,691	10/20/16	5
Goldman Sachs International		$17	NZD	24	10/20/16	(— @)
Goldman Sachs International		$2,999	RUB	197,106	10/20/16	128
JPMorgan Chase Bank NA	AUD	336		$254	10/20/16	(3)

JPMorgan Chase Bank NA	EUR	4,153		$4,651	10/20/16	(18)
JPMorgan Chase Bank NA	MXN	194		$10	10/20/16	(— @)
JPMorgan Chase Bank NA	MXN	2,996		$155	10/20/16	1
JPMorgan Chase Bank NA	NOK	27,606		$3,337	10/20/16	(116)
JPMorgan Chase Bank NA	NOK	2,872		$359	10/20/16	— @
JPMorgan Chase Bank NA		$1,658	EUR	1,482	10/20/16	8
JPMorgan Chase Bank NA		$584	JPY	59,295	10/20/16	2
JPMorgan Chase Bank NA		$4,976	MXN	98,433	10/20/16	91
JPMorgan Chase Bank NA		$2,533	MXN	49,216	10/20/16	1
JPMorgan Chase Bank NA		$5,690	NOK	47,096	10/20/16	201
JPMorgan Chase Bank NA		$4,050	NOK	32,611	10/20/16	29
JPMorgan Chase Bank NA		$113	NZD	155	10/20/16	(1)
State Street Bank and Trust Co.	MYR	796		$192	10/20/16	— @
State Street Bank and Trust Co.		$198	HKD	1,533	10/20/16	— @
State Street Bank and Trust Co.		$983	MYR	4,059	10/20/16	(2)
UBS AG	DKK	3,847		$578	10/20/16	(3)
UBS AG	EUR	8,152		$9,128	10/20/16	(36)
UBS AG	RUB	67,540		$1,029	10/20/16	(42)
UBS AG		$1,484	CAD	1,956	10/20/16	8
UBS AG		$224	EUR	199	10/20/16	(— @)
UBS AG		$1,957	GBP	1,497	10/20/16	(16)
UBS AG		$1,936	NOK	16,023	10/20/16	69
UBS AG		$2,214	RUB	145,260	10/20/16	91
Citibank NA	CNH	92,402		$14,015	3/16/17	287
Citibank NA		$13,857	CNH	92,402	3/16/17	(130)
Citibank NA	CNH	15,384		$2,265	5/11/17	(14)
Citibank NA	CNH	192,040		$28,637	5/11/17	185
Citibank NA	CNH	50,609		$7,455	5/11/17	(43)
Citibank NA	CNH	50,761		$7,473	5/11/17	(47)
Citibank NA		$1,812	CNH	12,199	5/11/17	(5)
Citibank NA		$2,385	CNH	16,009	5/11/17	(13)
Citibank NA		$1,389	CNH	9,427	5/11/17	8
Citibank NA		$11,126	CNH	75,701	5/11/17	90
Citibank NA		$2,331	CNH	15,739	5/11/17	1
Citibank NA		$2,244	CNH	15,142	5/11/17	(— @)
Citibank NA		$13,061	CNH	88,458	5/11/17	44
Citibank NA		$3,928	CNH	26,709	5/11/17	29
JPMorgan Chase Bank NA	CNH	14,200		$2,090	5/11/17	(14)
JPMorgan Chase Bank NA	CNH	50,609		$7,493	5/11/17	(5)
JPMorgan Chase Bank NA	CNH	75,438		$11,126	5/11/17	(51)
JPMorgan Chase Bank NA	CNH	75,438		$11,094	5/11/17	(83)
JPMorgan Chase Bank NA		$961	CNH	6,488	5/11/17	(— @)
JPMorgan Chase Bank NA		$456	CNH	3,067	5/11/17	(2)
JPMorgan Chase Bank NA		$7,034	CNH	47,631	5/11/17	23
JPMorgan Chase Bank NA		$545	CNH	3,691	5/11/17	2
						$477

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Brent Crude Futures (United Kingdom)	24	$1,204	Oct-16	$77
Euro Stoxx 50 Index (Germany)	187	6,289	Dec-16	20
MSCI Emerging Market E Mini (United States)	49	2,236	Dec-16	(43)

NIKKEI 225 Index (Japan)	41	3,348	Dec-16	(52)

Short:
German Euro Bund (Germany)	205	(38,159)	Dec-16	(207)
Japanese 10 yr. Bond (Japan)	4	(6,009)	Dec-16	(28)
S&P 500 E Mini Index (United States)	124	(13,395)	Dec-16	(225)
U.S. Treasury 10 yr. Note (United States)	165	(21,636)	Dec-16	(40)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	54	(7,784)	Dec-16	8
U.S. Treasury Long Bond (United States)	28	(4,708)	Dec-16	62
UK Long Gilt Bond (United Kingdom)	9	(1,519)	Dec-16	10
				$(418)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at September 30, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month STIBOR	Pay	1.38%	10/13/25	SEK	3,425	$ (— @)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.26	6/14/26	AUD	22,967	202
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21	$10,290		(60)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.73	3/11/26	5,600		(137)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.80	3/14/26	12,670		(390)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	1.61	4/13/26	41,700		1,147
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.62	5/13/26	14,430		(274)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.49	6/16/26	4,637		(25)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.50	6/16/26	17,840		(108)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.51	7/28/26	710		(3)
							$352

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at September 30, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Received (000s)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	U.S. Apartment REITs††	$9,158	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	$—	$353
Bank of America NA	U.S. Apartment REITs††	1,023	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	—	39
Bank of America NA	U.S. Apartment REITs††	1,620	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	—	61
Bank of America NA	U.S. Apartment REITs††	559	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	—	(1)
Barclays Bank PLC	Barclays Short Elevators Index††	1,727	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	—	(4)
Citibank NA	U.S. Media Index††	12,186	3 Month USD LIBOR minus 0.15%	Pay	2/8/17	—	21
Goldman Sachs International	USD Liquid High Yield Index	8,320	3 Month USD LIBOR plus 0.64%	Receive	12/23/16	(12)	553

Goldman Sachs International	U.S. Consumer Staples Index††	1,910	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	—	31
Goldman Sachs International	U.S. Consumer Staples Index††	8,242	3 Month USD LIBOR minus 0.14%	Pay	3/2/17	—	138
Goldman Sachs International	Global Aerospace Index††	3,689	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(136)
Goldman Sachs International	Global Aerospace Index††	9,790	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(360)
Goldman Sachs International	Global Aerospace Index††	4,895	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(180)
JPMorgan Chase Bank NA	Short European Staples Index††	5,639	3 Month USD LIBOR plus 0.03%	Pay	8/11/17	—	(79)
JPMorgan Chase Bank NA	JPM Short Luxury Index††	8,422	3 Month USD LIBOR minus 0.05%	Pay	9/6/17	—	(88)
							$348

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with U.S. Apartment REITs as of September 30, 2016.

Security Description	Index Weight
U.S. Apartment REITs
Apartment Investment & Management Co.	7.26%
AvalonBay Communities, Inc.	24.44
Camden Property Trust	7.29
Equity Residential	23.53
Essex Property Trust, Inc.	14.71
Independence Realty Trust, Inc.	0.36
Mid-America Apartment Communities, Inc.	7.12
Monogram Residential Trust, Inc.	1.38
Post Properties, Inc.	4.23
UDR, Inc.	9.68
100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Short Elevators Index as of September 30, 2016.

Security Description	Index Weight
Barclays Short Elevators Index
Fujitec Co., Ltd	1.32%
Kone OYJ	56.81
Schindler Holding AG	41.37
Yungtay Engineering Co., Ltd	0.50
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of September 30, 2016.

Security Description	Index Weight
U.S. Media Index
CBS Corp.	3.81%
Charter Communications, Inc.	9.18
Comcast Corp.	25.69
Discovery Communications, Inc.	1.78
DISH Network Corp.	1.92
Interpublic Group of Cos, Inc. (The)	1.44
Liberty Global PLC	4.59
Liberty Global PLC LiLAC	0.48
Liberty Media Corporation-Liberty Braves	0.08
Liberty Media Corporation-Liberty Media	0.32
Liberty Media Corporation-Liberty SiriusXM	1.56
News Corp.	0.84
Omnicom Group, Inc.	3.25
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.59
TEGNA, Inc.	0.74
Time Warner, Inc.	10.21
Twenty-First Century Fox, Inc.	6.36
Viacom, Inc.	2.08
Walt Disney Co. (The)	23.33
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of September 30, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	6.57%
Archer-Daniels-Midland Co.	1.33
Brown-Forman Corp.	0.51
Campbell Soup Co.	0.52
Church & Dwight Co., Inc.	0.67
Clorox Co. (The)	0.86
Coca-Cola Co. (The)	8.78
Coca-Cola European Partners PLC	0.44
Colgate-Palmolive Co.	3.52
ConAgra Foods, Inc.	1.08
Constellation Brands, Inc.	1.53
Costco Wholesale Corp.	3.54
CVS Health Corp.	5.22
Dr. Pepper Snapple Group, Inc.	0.91
Estee Lauder Cos, Inc. (The)	1.04
General Mills, Inc.	2.02
Hershey Co. (The)	0.73
Hormel Foods Corp.	0.54
JM Smucker Co. (The)	0.86
Kellogg Co.	1.05
Kimberly-Clark Corp.	2.43
Kraft Heinz Co. (The)	2.82
Kroger Co. (The)	1.53
McCormick & Co., Inc.	0.62
Mead Johnson Nutrition Co.	0.78
Molson Coors Brewing Co.	1.06
Mondelez International, Inc.	3.70
Monster Beverage Corp.	1.17
PepsiCo, Inc.	8.40
Philip Morris International, Inc.	7.99
Procter & Gamble Co. (The)	12.95
Reynolds American, Inc.	2.07
Sysco Corp.	1.36
Tyson Foods, Inc.	1.17
Walgreens Boots Alliance, Inc.	3.72
Wal-Mart Stores, Inc.	6.00
Whole Foods Market, Inc.	0.51
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of September 30, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus Group SE	19.71%
B/E Aerospace, Inc.	2.23
Boeing Co. (The)	36.77
KLX, Inc.	0.80
Rolls-Royce Holdings PLC	7.05
Safran SA	12.52
Spirit AeroSystems Holdings, Inc.	4.64
Thales SA	3.97
TransDigm Group, Inc.	6.52
Zodiac Aerospace	5.79
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short European Staples Index as of September 30, 2016.

Security Description	Index Weight
Short European Staples Index
Anheuser-Busch InBev N.V.	8.81%
Aryzta AG	0.32
Associated British Foods PLC	1.01
Barry Callebaut AG	0.24
Beiersdorf AG	0.80
British American Tobacco PLC	9.98
Carlsberg A/S	0.85
Carrefour SA	1.20
Casino Guichard Perrachon SA	0.23
Chocoladefabriken Lindt & Spruengli AG	1.06
Coca-Cola European Partners PLC	0.72
Coca-Cola HBC AG	0.35
Colruyt SA	0.31
Danone SA	3.66
Diageo PLC	6.04
Distribuidora Internacional de Alimentac	0.32
Heineken Holding N.V.	0.68
Heineken N.V.	1.70
Henkel AG & Co. KGaA	3.04
ICA Gruppen AB	0.22
Imperial Brands PLC	4.14
J Sainsbury PLC	0.36
Jeronimo Martins SGPS SA	0.37
Kerry Group PLC	1.10
Koninklijke Ahold Delhaize N.V.	2.44
L’Oreal SA	4.00
Marine Harvest ASA	0.57
METRO AG	0.44
Nestle SA	21.02
Orkla ASA	0.71
Pernod Ricard SA	2.10
Reckitt Benckiser Group PLC	5.02
Remy Cointreau SA	0.16
Svenska Cellulosa AB SCA	1.51
Swedish Match AB	0.61
Tate & Lyle PLC	0.38
Tesco PLC	1.62
Unilever N.V.	6.29
Unilever PLC	5.09
WM Morrison Supermarkets PLC	0.53
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Luxury Index as of September 30, 2016.

Security Description	Index Weight
JPM Short Luxury Index
Brunello Cucinelli SpA	0.13%
Burberry Group PLC	5.87
Christian Dior SE	2.43
Cie Financiere Richemont SA	20.39
Coach, Inc.	5.83
Hermes International	3.51
Hugo Boss AG	2.88
Kering	9.07
LVMH Moet Hennessy Louis Vuitton SE	28.91
Moncler SpA	2.29
Salvatore Ferragamo SpA	2.97
Swatch Group AG (The)	15.28
Tod’s SpA	0.44
100.00%

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
BBSW		Australia’s Bank Bill Swap
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	40.0%
Other**	23.0
U.S. Treasury Securities	13.7
Equity Real Estate Investment Trusts (REITs)	6.8
Banks	6.2
Airlines	5.3
Sovereign	5.0
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $106,287,000 with net unrealized depreciation of approximately $418,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $477,000 and does not include open swap agreements with net unrealized appreciation of approximately $700,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (91.9%)
Australia (5.5%)
AGL Energy Ltd.	8,774	$128
Amcor Ltd.	23,075	268
AMP Ltd.	47,263	192
APA Group	11,931	78
Aristocrat Leisure Ltd.	5,320	65
ASX Ltd.	1,937	72
Aurizon Holding Ltd.	26,241	94
AusNet Services	17,574	22
Australia & New Zealand Banking Group Ltd.	51,377	1,091
Bank of Queensland Ltd.	3,773	33
Bendigo and Adelaide Bank Ltd. (a)	4,705	39
BHP Billiton Ltd.	17,995	311
Boral Ltd.	7,396	38
Brambles Ltd.	24,809	228
Caltex Australia Ltd.	2,697	71
Challenger Ltd.	5,886	46
CIMIC Group Ltd.	2,100	46
Coca-Cola Amatil Ltd.	12,535	98
Cochlear Ltd.	878	95
Commonwealth Bank of Australia	23,468	1,305
Computershare Ltd.	5,005	40
Crown Resorts Ltd.	6,292	63
CSL Ltd.	7,916	650
CYBG PLC CDI (a)(b)	9,559	32
Dexus Property Group REIT	9,436	66
Domino’s Pizza Enterprises Ltd.	609	33
DUET Group	23,190	45
Flight Centre Travel Group Ltd. (a)	562	16
Fortescue Metals Group Ltd.	22,805	87
Goodman Group REIT	29,532	165
GPT Group REIT	17,343	67
Harvey Norman Holdings Ltd. (a)	11,416	46
Healthscope Ltd.	17,276	41
Incitec Pivot Ltd.	30,687	67
Insurance Australia Group Ltd.	34,176	143
James Hardie Industries PLC CDI	4,436	70
Lend Lease Group REIT	5,607	60
Macquarie Group Ltd.	4,461	281
Medibank Pvt Ltd.	27,247	52
Mirvac Group REIT	36,579	63
National Australia Bank Ltd.	39,623	849
Newcrest Mining Ltd.	46,604	774
Oil Search Ltd.	13,681	75
Orica Ltd.	6,737	79
Origin Energy Ltd.	17,614	73
Platinum Asset Management Ltd. (a)	2,329	9
Qantas Airways Ltd.	5,209	12
QBE Insurance Group Ltd.	18,439	132
Ramsay Health Care Ltd.	1,419	86
REA Group Ltd.	535	23
Rio Tinto Ltd.	2,358	94
Santos Ltd.	16,013	45
Scentre Group REIT	110,741	399
Seek Ltd.	3,262	39
Sonic Healthcare Ltd.	7,263	123
South32 Ltd.	77,126	146
South32 Ltd.	81,405	151

Stockland REIT	91,011	332
Suncorp Group Ltd.	19,013	177
Sydney Airport	10,915	59
Tabcorp Holdings Ltd.	10,883	42
Tatts Group Ltd.	21,251	59
Telstra Corp., Ltd.	62,881	250
TPG Telecom Ltd.	3,303	22
Transurban Group	20,448	178
Treasury Wine Estates Ltd.	7,467	63
Vicinity Centres REIT	32,726	80
Vocus Communications Ltd.	4,521	22
Wesfarmers Ltd.	19,409	657
Westfield Corp. REIT	39,003	291
Westpac Banking Corp.	42,681	970
Woodside Petroleum Ltd.	9,866	217
Woolworths Ltd. (a)	24,199	432
		13,367
Austria (0.1%)
Andritz AG	901	49
Erste Group Bank AG (b)	5,917	176
OMV AG	736	21
Raiffeisen Bank International AG (b)	343	5
Voestalpine AG	2,603	90
		341
Belgium (1.5%)
Ageas	1,402	51
Anheuser-Busch InBev N.V.	16,369	2,149
Groupe Bruxelles Lambert SA	3,574	317
KBC Group N.V. (b)	4,183	243
Proximus	370	11
Solvay SA	579	67
Telenet Group Holding N.V. (b)	1,935	101
UCB SA	3,371	261
Umicore SA	5,465	343
		3,543
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

Chile (0.0%)
Antofagasta PLC (a)	3,571	24

China (0.0%)
WH Group Ltd. (c)(d)	46,000	37

Denmark (2.0%)
AP Moeller - Maersk A/S Series A	129	182
AP Moeller - Maersk A/S Series B	571	840
Carlsberg A/S Series B	252	24
Danske Bank A/S	14,332	419
DSV A/S	16,408	819
ISS A/S	4,182	174
Novo Nordisk A/S Series B	46,202	1,925
Novozymes A/S Series B	4,224	186
TDC A/S	9,964	59

Vestas Wind Systems A/S	1,788	148
		4,776
Finland (1.3%)
Elisa Oyj	4,026	149
Kone Oyj, Class B	7,479	380
Metso Oyj	3,584	105
Neste Oyj	3,667	156
Nokia Oyj	147,693	856
Nokian Renkaat Oyj	768	28
Orion Oyj, Class B	2,648	104
Sampo Oyj, Class A	9,411	419
Stora Enso Oyj, Class R	22,992	204
UPM-Kymmene Oyj	19,808	418
Wartsila Oyj	6,005	270
		3,089
France (10.1%)
Accor SA	6,102	242
Aeroports de Paris (ADP)	1,319	131
Air Liquide SA (a)	5,967	639
Airbus Group SE	20,140	1,218
Alstom SA (b)	5,370	142
Arkema SA	1,096	101
Atos SE	2,507	270
AXA SA	30,748	654
BNP Paribas SA	20,105	1,034
Bouygues SA	7,118	236
Cap Gemini SA	4,240	415
Carrefour SA	11,197	290
Casino Guichard Perrachon SA	1,322	64
Christian Dior SE	728	130
Cie de Saint-Gobain	12,039	520
Cie Generale des Etablissements Michelin	4,005	443
CNP Assurances	2,562	43
Credit Agricole SA	18,871	186
Danone SA	9,796	727
Dassault Systemes	4,683	406
Edenred	7,596	178
Eiffage SA	398	31
Electricite de France SA	9,626	117
Engie SA	53,195	824
Essilor International SA	2,667	344
Eurazeo SA	425	25
Eutelsat Communications SA	2,921	60
Fonciere Des Regions REIT	1,511	141
Gecina SA REIT	1,317	207
Groupe Eurotunnel SE	7,622	82
Hermes International	182	74
ICADE REIT	1,508	118
Iliad SA	849	178
Imerys SA	864	62
Kering	907	183
Klepierre REIT	8,044	369
L’Oreal SA	3,197	604
Lagardere SCA	2,170	55
Legrand SA	11,115	655
LVMH Moet Hennessy Louis Vuitton SE	2,964	505
Natixis SA	7,947	37
Orange SA	28,607	448

Pernod Ricard SA	3,744	443
Peugeot SA (b)	9,814	150
Publicis Groupe SA	3,485	264
Remy Cointreau SA	430	37
Renault SA	4,126	339
Safran SA	9,137	657
Sanofi	21,753	1,657
Schneider Electric SE	17,145	1,196
SES SA	7,297	179
SFR Group SA	1,705	50
Societe BIC SA	543	80
Societe Generale SA	19,086	659
Sodexo SA	1,135	135
STMicroelectronics N.V.	20,407	167
Suez	11,128	184
Technip SA	1,747	107
Thales SA	753	69
Total SA	40,469	1,918
Unibail-Rodamco SE REIT	3,979	1,073
Valeo SA	6,481	378
Veolia Environnement SA	14,339	330
Vinci SA	14,871	1,137
Vivendi SA	7,825	158
Zodiac Aerospace	1,446	35
		24,590
Germany (9.3%)
Adidas AG	3,577	621
Allianz SE (Registered)	6,678	991
Axel Springer SE	717	37
BASF SE	15,358	1,313
Bayer AG (Registered)	18,438	1,852
Bayerische Motoren Werke AG	5,938	499
Bayerische Motoren Werke AG (Preference)	1,067	79
Beiersdorf AG	1,541	145
Brenntag AG	2,210	121
Commerzbank AG	12,674	82
Continental AG	3,474	730
Covestro AG (d)	1,456	86
Daimler AG (Registered)	16,025	1,129
Deutsche Boerse AG (b)	3,552	288
Deutsche Lufthansa AG (Registered)	2,424	27
Deutsche Post AG (Registered)	14,237	445
Deutsche Telekom AG (Registered)	90,000	1,509
E.ON SE	52,809	374
Fraport AG Frankfurt Airport Services Worldwide	663	36
Fresenius Medical Care AG & Co., KGaA	6,321	552
Fresenius SE & Co., KGaA	649	52
GEA Group AG	5,144	285
HeidelbergCement AG	5,344	505
Henkel AG & Co., KGaA (Preference)	3,866	525
Hochtief AG	164	23
Hugo Boss AG	527	29
Infineon Technologies AG	41,513	741
K&S AG (Registered) (a)	335	6
Kabel Deutschland Holding AG	1,087	135
Lanxess AG	612	38
Linde AG	2,235	380
MAN SE	283	30
Merck KGaA	3,050	329

Metro AG	8,788	261
Muenchener Rueckversicherungs AG (Registered)	2,905	542
Osram Licht AG	4,354	256
Porsche Automobil Holding SE (Preference)	3,579	183
ProSiebenSat.1 Media SE (Registered)	7,918	339
QIAGEN N.V. (b)	9,258	255
RTL Group SA (b)	1,787	148
RWE AG (b)	17,963	309
SAP SE	30,460	2,771
Siemens AG (Registered)	23,809	2,787
Symrise AG	305	22
Telefonica Deutschland Holding AG	6,563	26
ThyssenKrupp AG	8,548	204
TUI AG	9,917	141
Uniper SE (b)	5,280	65
United Internet AG (Registered)	9,733	431
Vonovia SE	749	28
		22,762
Hong Kong (1.3%)
AIA Group Ltd.	89,000	596
Bank of East Asia Ltd. (The) (a)	10,477	43
BOC Hong Kong Holdings Ltd.	30,000	102
Cheung Kong Infrastructure Holdings Ltd.	5,000	43
Cheung Kong Property Holdings Ltd.	21,500	159
CK Hutchison Holdings Ltd.	21,000	268
CLP Holdings Ltd.	14,000	145
Galaxy Entertainment Group Ltd.	18,000	69
Hang Lung Properties Ltd.	19,000	43
Hang Seng Bank Ltd.	6,000	108
Henderson Land Development Co., Ltd.	11,000	66
HK Electric Investments & HK Electric Investments Ltd. (a)(d)	20,500	20
HKT Trust & HKT Ltd.	21,000	30
Hong Kong & China Gas Co., Ltd.	58,300	110
Hong Kong Exchanges and Clearing Ltd.	9,290	245
Hongkong Land Holdings Ltd.	5,000	36
Hysan Development Co., Ltd.	5,000	24
Link REIT	17,000	125
MTR Corp., Ltd.	11,757	65
New World Development Co., Ltd.	46,509	61
NWS Holdings Ltd.	14,000	23
PCCW Ltd.	36,169	22
Power Assets Holdings Ltd.	10,500	103
Sands China Ltd.	18,800	82
Sino Land Co., Ltd.	26,558	47
Sun Hung Kai Properties Ltd.	13,000	198
Swire Pacific Ltd., Class A	5,000	54
Swire Properties Ltd.	9,800	29
Techtronic Industries Co., Ltd.	11,000	43
Wharf Holdings Ltd. (The) (a)	12,000	88
Wheelock & Co., Ltd.	8,000	48
Yue Yuen Industrial Holdings Ltd.	6,500	27
		3,122
Ireland (0.8%)
Bank of Ireland (b)	528,549	110
CRH PLC	36,956	1,236
DCC PLC	705	64

Kerry Group PLC, Class A	3,075	256
Ryanair Holdings PLC ADR (a)	2,047	154
		1,820
Italy (0.0%)
Intesa Sanpaolo SpA	17,926	38
Leonardo-Finmeccanica SpA (b)	3,196	36
Prysmian SpA	1,573	41
		115
Japan (22.7%)
ABC-Mart, Inc.	500	34
Acom Co., Ltd. (b)	16,200	76
Aeon Co., Ltd.	14,900	220
AEON Financial Service Co., Ltd.	4,000	70
Aeon Mall Co., Ltd.	1,200	19
Aisin Seiki Co., Ltd.	100	5
Ajinomoto Co., Inc.	12,900	287
Alfresa Holdings Corp.	200	4
Amada Holdings Co., Ltd.	6,400	66
ANA Holdings, Inc.	56,000	152
Aozora Bank Ltd.	1,000	3
Asahi Glass Co., Ltd.	15,300	99
Asahi Group Holdings Ltd. (a)	8,100	295
Asahi Kasei Corp.	15,000	120
Asics Corp.	2,100	42
Astellas Pharma, Inc.	50,300	786
Bandai Namco Holdings, Inc.	5,700	174
Bank of Kyoto Ltd. (The) (a)	5,000	37
Benesse Holdings, Inc. (a)	1,054	27
Bridgestone Corp.	14,200	524
Brother Industries Ltd.	6,200	109
Canon, Inc.	14,304	415
Casio Computer Co., Ltd. (a)	2,400	34
Central Japan Railway Co.	3,092	529
Chiba Bank Ltd. (The)	9,000	51
Chubu Electric Power Co., Inc.	8,300	121
Chugai Pharmaceutical Co., Ltd.	4,300	155
Chugoku Bank Ltd. (The)	2,900	35
Concordia Financial Group Ltd.	40,600	177
Credit Saison Co., Ltd.	5,800	96
Dai Nippon Printing Co., Ltd.	6,100	60
Dai-ichi Life Insurance Co., Ltd. (The)	33,400	458
Daicel Corp.	300	4
Daiichi Sankyo Co., Ltd.	15,700	376
Daikin Industries Ltd.	5,600	522
Daito Trust Construction Co., Ltd.	1,756	281
Daiwa House Industry Co., Ltd.	11,000	301
Daiwa Securities Group, Inc.	49,000	276
Denso Corp.	13,650	545
Dentsu, Inc.	3,900	197
Don Quijote Holdings Co., Ltd.	3,600	132
East Japan Railway Co.	7,800	703
Eisai Co., Ltd.	5,600	350
Electric Power Development Co., Ltd.	100	2
FANUC Corp.	5,350	905
Fast Retailing Co., Ltd.	1,500	483
Fuji Heavy Industries Ltd.	5,500	207
FUJIFILM Holdings Corp.	15,000	555
Fujitsu Ltd.	43,200	233

Fukuoka Financial Group, Inc.	12,000	50
Hachijuni Bank Ltd. (The)	7,000	37
Hakuhodo DY Holdings, Inc.	7,900	92
Hamamatsu Photonics KK (a)	3,300	101
Hankyu Hanshin Holdings, Inc.	2,400	83
Hikari Tsushin, Inc.	200	19
Hino Motors Ltd.	7,200	77
Hirose Electric Co., Ltd.	500	66
Hisamitsu Pharmaceutical Co., Inc.	700	38
Hitachi Construction Machinery Co., Ltd.	3,000	60
Hitachi Ltd.	80,000	374
Hitachi Metals Ltd.	300	4
Honda Motor Co., Ltd.	27,313	786
Hoshino Resorts, Inc. REIT	4	50
Hoya Corp.	13,500	542
Hulic Co., Ltd.	300	3
IHI Corp. (a)	29,530	86
Inpex Corp.	26,300	238
Isetan Mitsukoshi Holdings Ltd.	11,500	113
Isuzu Motors Ltd.	10,000	118
Ito En Ltd.	3,800	135
ITOCHU Corp.	22,851	286
J Front Retailing Co., Ltd.	5,000	66
Japan Airlines Co., Ltd.	3,000	88
Japan Exchange Group, Inc.	18,700	293
Japan Hotel REIT Investment Corp. REIT	62	49
Japan Post Bank Co., Ltd.	4,700	56
Japan Post Holdings Co., Ltd.	8,300	104
Japan Prime Realty Investment Corp. REIT	13	59
Japan Real Estate Investment Corp. REIT	33	197
Japan Retail Fund Investment Corp. REIT	59	146
Japan Tobacco, Inc.	28,300	1,156
JFE Holdings, Inc. (a)	9,300	136
JGC Corp.	20,546	357
Joyo Bank Ltd. (The) (b)	20,000	84
JSR Corp.	1,808	28
JX Holdings, Inc.	69,246	280
Kajima Corp.	32,000	224
Kakaku.com, Inc.	4,100	74
Kansai Electric Power Co., Inc. (The) (b)	11,800	107
Kansai Paint Co., Ltd.	3,200	70
Kao Corp.	15,200	856
Kawasaki Heavy Industries Ltd.	25,500	79
KDDI Corp.	13,600	419
Keikyu Corp.	5,000	52
Keio Corp.	5,000	44
Keyence Corp.	1,457	1,060
Kinden Corp.	7,000	81
Kintetsu Group Holdings Co., Ltd.	21,750	91
Kirin Holdings Co., Ltd.	17,500	290
Kobe Steel Ltd. (b)	1,800	16
Koito Manufacturing Co., Ltd.	100	5
Komatsu Ltd.	19,300	442
Konica Minolta, Inc.	11,730	100
Kose Corp.	2,000	205
Kubota Corp.	600	9
Kuraray Co., Ltd.	7,356	109
Kurita Water Industries Ltd.	4,000	95
Kyocera Corp.	8,600	413
Kyowa Exeo Corp.	4,500	64
Kyowa Hakko Kirin Co., Ltd.	7,200	113

Kyushu Electric Power Co., Inc.	5,300	49
Lawson, Inc.	2,300	181
LIXIL Group Corp.	5,162	111
M3, Inc. (a)	100	3
Mabuchi Motor Co., Ltd.	1,800	100
Makita Corp.	1,400	100
Marubeni Corp.	22,850	117
Marui Group Co., Ltd. (a)	4,300	57
Maruichi Steel Tube Ltd.	100	3
Mazda Motor Corp.	8,500	131
Medipal Holdings Corp.	200	3
MEIJI Holdings Co., Ltd.	1,500	148
Minebea Co., Ltd.	3,000	28
Miraca Holdings, Inc.	1,800	90
Mitsubishi Chemical Holdings Corp.	34,000	214
Mitsubishi Corp.	15,300	348
Mitsubishi Electric Corp.	35,352	453
Mitsubishi Estate Co., Ltd.	30,000	562
Mitsubishi Heavy Industries Ltd.	83,550	349
Mitsubishi Materials Corp.	1,800	49
Mitsubishi Motors Corp.	8,500	40
Mitsubishi Tanabe Pharma Corp.	3,000	64
Mitsubishi UFJ Financial Group, Inc.	140,706	710
Mitsui & Co., Ltd.	15,400	213
Mitsui Fudosan Co., Ltd.	22,900	488
Mitsui OSK Lines Ltd.	5,000	12
Mizuho Financial Group, Inc.	412,800	690
MS&AD Insurance Group Holdings, Inc.	9,060	253
Murata Manufacturing Co., Ltd.	4,000	522
Nabtesco Corp.	2,100	59
Nagoya Railroad Co., Ltd.	1,000	5
NEC Corp.	35,900	93
NGK Insulators Ltd.	5,660	117
NGK Spark Plug Co., Ltd.	5,559	98
NH Foods Ltd.	2,000	48
Nidec Corp.	5,700	524
Nikon Corp. (a)	10,200	152
Nintendo Co., Ltd.	2,108	558
Nippon Building Fund, Inc. REIT	36	228
Nippon Express Co., Ltd.	11,300	53
Nippon Paint Holdings Co., Ltd.	2,000	67
Nippon Prologis, Inc. REIT	23	58
Nippon Steel Sumitomo Metal Corp.	8,400	172
Nippon Telegraph & Telephone Corp.	19,000	868
Nippon Television Holdings, Inc.	3,900	66
Nippon Yusen KK	18,015	34
Nissan Motor Co., Ltd.	47,505	465
Nissin Foods Holdings Co., Ltd.	100	6
Nitori Holdings Co., Ltd.	900	108
Nitto Denko Corp. (a)	3,900	253
Nomura Holdings, Inc.	104,850	469
Nomura Real Estate Master Fund, Inc. REIT	56	94
Nomura Research Institute Ltd.	100	3
NSK Ltd. (a)	6,253	64
NTT Data Corp.	2,400	120
NTT DoCoMo, Inc.	17,100	434
Obayashi Corp.	22,571	224
Obic Co., Ltd.	2,300	122
Odakyu Electric Railway Co., Ltd.	9,000	200
Oji Holdings Corp.	5,000	20
Olympus Corp.	200	7

Omron Corp.	6,604	237
Ono Pharmaceutical Co., Ltd.	8,400	233
Oriental Land Co., Ltd. (a)	5,500	335
ORIX Corp.	40,360	596
Osaka Gas Co., Ltd.	61,600	258
Otsuka Holdings Co., Ltd.	9,300	424
Panasonic Corp. (a)	21,800	218
Rakuten, Inc.	22,000	286
Resona Holdings, Inc.	18,700	79
Ricoh Co., Ltd.	400	4
Rohm Co., Ltd.	1,705	90
Santen Pharmaceutical Co., Ltd.	8,800	130
SBI Holdings, Inc.	7,800	93
Secom Co., Ltd.	5,985	447
Sega Sammy Holdings, Inc.	2,300	33
Seiko Epson Corp.	2,400	46
Sekisui Chemical Co., Ltd.	10,772	155
Sekisui House Ltd.	29,246	498
Seven & I Holdings Co., Ltd.	16,300	770
Seven Bank Ltd. (a)	800	3
Shimamura Co., Ltd.	200	24
Shimano, Inc.	2,650	393
Shimizu Corp.	20,000	178
Shin-Etsu Chemical Co., Ltd.	8,493	593
Shionogi & Co., Ltd.	9,200	470
Shiseido Co., Ltd.	8,500	225
Shizuoka Bank Ltd. (The)	9,000	72
SMC Corp.	1,305	376
SoftBank Group Corp.	18,600	1,205
Sojitz Corp.	50,300	128
Sompo Japan Nipponkoa Holdings, Inc.	6,200	183
Sony Corp.	23,493	768
Sumitomo Chemical Co., Ltd.	16,600	74
Sumitomo Corp. (a)	19,400	217
Sumitomo Electric Industries Ltd.	17,500	248
Sumitomo Metal Mining Co., Ltd.	6,300	87
Sumitomo Mitsui Financial Group, Inc.	20,500	691
Sumitomo Mitsui Trust Holdings, Inc.	6,916	224
Sumitomo Realty & Development Co., Ltd.	8,500	220
Suruga Bank Ltd. (a)	2,800	67
Suzuken Co., Ltd.	2,600	86
Suzuki Motor Corp.	3,100	104
Sysmex Corp.	1,600	119
T&D Holdings, Inc.	10,500	118
Taiheiyo Cement Corp.	19,000	55
Taisei Corp.	50,000	374
Takashimaya Co., Ltd.	6,000	49
Takeda Pharmaceutical Co., Ltd.	16,300	780
TDK Corp.	2,152	144
Teijin Ltd.	321	6
Terumo Corp.	9,100	349
THK Co., Ltd.	5,600	110
Tobu Railway Co., Ltd.	40,900	208
Toho Co., Ltd.	3,900	129
Tohoku Electric Power Co., Inc. (a)	7,700	100
Tokio Marine Holdings, Inc.	14,620	560
Tokyo Electron Ltd.	2,700	238
Tokyo Gas Co., Ltd.	66,600	296
Tokyu Corp.	23,400	178
Tokyu Fudosan Holdings Corp.	7,100	39
Toppan Printing Co., Ltd.	6,600	60

Toray Industries, Inc. (a)	27,100	264
Toshiba Corp. (b)	70,026	234
TOTO Ltd. (a)	2,100	79
Toyo Suisan Kaisha Ltd.	2,800	119
Toyota Industries Corp.	1,450	67
Toyota Motor Corp.	50,155	2,909
Toyota Tsusho Corp.	200	5
Trend Micro, Inc.	1,800	63
Unicharm Corp. (a)	11,700	303
United Urban Investment Corp. REIT	43	78
USS Co., Ltd.	4,300	73
West Japan Railway Co.	742	46
Yahoo! Japan Corp.	42,100	168
Yakult Honsha Co., Ltd. (a)	2,400	108
Yamada Denki Co., Ltd.	31,800	158
Yamaha Corp. (a)	4,200	135
Yamaha Motor Co., Ltd.	3,000	61
Yamato Holdings Co., Ltd.	7,335	171
Yaskawa Electric Corp.	5,100	76
		55,301
Korea, Republic of (0.0%)
Nexon Co., Ltd.	6,300	98

Malta (0.0%)
BGP Holdings PLC (b)(e)(f)	72,261	—

Mexico (0.0%)
Fresnillo PLC	1,964	46

Netherlands (3.5%)
Aegon N.V.	39,534	151
Akzo Nobel N.V.	5,313	360
Altice N.V., Class A (a)(b)	5,460	98
Altice N.V., Class B (b)	1,820	33
ArcelorMittal (b)	33,305	203
ASML Holding N.V.	13,041	1,430
Boskalis Westminster	825	29
CNH Industrial N.V.	8,288	59
Gemalto N.V. (a)	3,395	218
Heineken Holding N.V.	202	16
Heineken N.V.	5,343	470
ING Groep N.V.	74,065	913
Koninklijke DSM N.V.	3,462	234
Koninklijke KPN N.V.	90,024	299
Koninklijke Philips N.V.	31,621	936
Randstad Holding N.V.	3,921	179
RELX N.V.	35,189	632
TNT Express N.V. (b)	19,228	173
Unilever N.V. CVA	31,852	1,469
Wolters Kluwer N.V.	15,546	665
		8,567
Norway (0.6%)
Akastor ASA (a)(b)	180	—	@
DNB ASA	27,548	362
Norsk Hydro ASA	29,034	125
Orkla ASA	3,033	32
Statoil ASA	23,802	399
Telenor ASA	17,571	302

Yara International ASA	3,800	127
		1,347
Portugal (0.2%)
EDP - Energias de Portugal SA	45,601	153
Galp Energia SGPS SA	17,717	242
		395
South Africa (0.4%)
Mondi PLC	950	20
SABMiller PLC	17,803	1,037
		1,057
Spain (1.6%)
Abertis Infraestructuras SA	5,746	89
ACS Actividades de Construccion y Servicios SA	2,678	81
Aena SA (d)	476	70
Amadeus IT Group SA, Class A	8,226	411
Banco Bilbao Vizcaya Argentaria SA	89,038	538
Banco de Sabadell SA	37,904	49
Banco Popular Espanol SA	13,333	17
Banco Santander SA	198,662	879
Bankia SA	40,395	33
Bankinter SA	1,932	14
CaixaBank SA	18,070	46
Distribuidora Internacional de Alimentacion SA	6,142	38
Endesa SA	17,516	375
Ferrovial SA	6,842	146
Industria de Diseno Textil SA	7,727	286
Mapfre SA	5,109	14
Red Electrica Corp., SA	21,472	463
Repsol SA	13,279	180
Telefonica SA	20,107	204
Zardoya Otis SA	3,256	31
		3,964
Sweden (4.1%)
Alfa Laval AB	3,340	52
Assa Abloy AB, Class B	26,918	547
Atlas Copco AB, Class A	20,967	631
Atlas Copco AB, Class B	11,851	324
Electrolux AB, Class B	57,052	1,430
Elekta AB, Class B	7,571	73
Getinge AB, Class B	6,985	135
Hennes & Mauritz AB, Class B	15,347	433
Hexagon AB, Class B	12,636	551
Husqvarna AB, Class B	39,598	345
Investor AB, Class B	15,925	582
Lundin Petroleum AB (b)	3,960	72
Nordea Bank AB	80,106	795
Sandvik AB	33,653	370
Securitas AB, Class B	2,161	36
Skandinaviska Enskilda Banken AB, Class A	38,788	389
Skanska AB, Class B	11,612	271
SKF AB, Class B	7,859	136
Svenska Cellulosa AB SCA, Class B	21,333	633
Svenska Handelsbanken AB, Class A	26,690	367
Swedbank AB, Class A	16,789	394
Swedish Match AB	6,810	250

Tele2 AB, Class B	571	5
Telefonaktiebolaget LM Ericsson, Class B	96,108	694
Telia Co AB	45,418	203
Volvo AB, Class B	35,897	409
		10,127
Switzerland (9.7%)
ABB Ltd. (Registered) (b)	62,999	1,415
Actelion Ltd. (Registered) (b)	2,464	427
Adecco Group AG (Registered)	6,173	348
Baloise Holding AG (Registered)	1,203	145
Cie Financiere Richemont SA (Registered) (a)	7,029	428
Coca-Cola HBC AG (b)	975	23
Credit Suisse Group AG (Registered) (b)	32,773	429
Galenica AG (Registered)	7	7
Geberit AG (Registered)	1,436	628
Givaudan SA (Registered)	162	329
Julius Baer Group Ltd. (b)	4,325	176
LafargeHolcim Ltd. (Registered) (b)	4,101	221
LafargeHolcim Ltd. (Registered) (b)	12,733	687
Lonza Group AG (Registered) (b)	1,624	310
Nestle SA (Registered)	74,851	5,898
Novartis AG (Registered)	50,923	4,005
Pargesa Holding SA	147	10
Partners Group Holding AG	258	130
Roche Holding AG (Genusschein)	15,530	3,847
Schindler Holding AG	1,032	193
SGS SA (Registered)	18	40
Sonova Holding AG (Registered)	789	112
Swatch Group AG (The) (a)	418	118
Swatch Group AG (The) (Registered)	610	34
Swiss Life Holding AG (Registered) (b)	1,353	350
Swiss Prime Site AG (Registered) (b)	3,137	275
Swisscom AG (Registered)	784	372
Syngenta AG (b)	2,014	880
UBS Group AG (Registered)	81,080	1,101
Zurich Insurance Group AG (b)	3,168	815
		23,753
United Kingdom (16.9%)
3i Group PLC	10,680	90
Aberdeen Asset Management PLC	14,744	62
Admiral Group PLC	2,238	59
Aggreko PLC	6,116	76
Amec Foster Wheeler PLC	3,075	23
Anglo American PLC (b)	25,834	324
Ashtead Group PLC	1,311	22
Associated British Foods PLC	1,043	35
AstraZeneca PLC	24,446	1,584
Aviva PLC	80,263	459
Babcock International Group PLC	5,869	79
BAE Systems PLC	98,155	666
Barclays PLC	163,804	357
Barratt Developments PLC	26,967	173
BHP Billiton PLC	41,065	617
BP PLC	379,986	2,213
British American Tobacco PLC	36,574	2,339
British Land Co., PLC REIT	6,324	52
BT Group PLC	177,709	896
Bunzl PLC	7,044	208

Burberry Group PLC	5,847	105
Capita PLC	22,810	198
Carnival PLC	3,996	195
Centrica PLC	97,458	288
Cobham PLC	58,344	127
Compass Group PLC	43,170	837
Croda International PLC	2,562	116
Diageo PLC	53,193	1,525
Dixons Carphone PLC	2,572	12
easyJet PLC	4,516	59
Experian PLC	22,634	454
G4S PLC	14,684	43
GKN PLC	40,304	168
GlaxoSmithKline PLC	94,188	2,007
Glencore PLC (b)	245,753	674
Hammerson PLC REIT	5,858	45
Hargreaves Lansdown PLC	1,734	29
HSBC Holdings PLC	391,623	2,940
Imperial Brands PLC	19,897	1,026
Indivior PLC	12,789	51
Inmarsat PLC	1,113	10
InterContinental Hotels Group PLC	5,733	236
International Consolidated Airlines Group SA	7,711	40
International Consolidated Airlines Group SA	4,526	24
Intertek Group PLC	3,388	153
Intu Properties PLC REIT (a)	4,561	18
Investec PLC	4,181	26
ITV PLC	9,990	24
J Sainsbury PLC	28,386	90
Johnson Matthey PLC	3,546	152
Kingfisher PLC	52,708	257
Land Securities Group PLC REIT	5,640	78
Legal & General Group PLC	78,154	222
Lloyds Banking Group PLC	889,020	630
Lonmin PLC (b)	33	—	@
Marks & Spencer Group PLC	42,752	184
Meggitt PLC	23,659	138
Melrose Industries PLC	441	1
Merlin Entertainments PLC (d)	1,839	11
National Grid PLC	26,393	373
Next PLC	3,083	191
Old Mutual PLC	59,474	156
Pearson PLC	21,511	210
Persimmon PLC	7,767	183
Petrofac Ltd.	2,276	26
Prudential PLC	40,564	720
Randgold Resources Ltd.	4,548	457
Reckitt Benckiser Group PLC	13,202	1,244
RELX PLC	29,456	559
Rio Tinto PLC	12,846	427
Rolls-Royce Holdings PLC (b)	54,454	508
Royal Dutch Shell PLC, Class A	103,817	2,577
Royal Dutch Shell PLC, Class B	40,377	1,048
Royal Mail PLC	2,105	13
RSA Insurance Group PLC	8,838	63
Sage Group PLC (The)	37,048	355
Schroders PLC	1,496	52
Segro PLC REIT	11,752	69
Severn Trent PLC	1,691	55
Shire PLC	17,730	1,146
Sky PLC	44,708	518

Smith & Nephew PLC	45,452	733
Smiths Group PLC	12,397	235
SSE PLC	6,902	140
Standard Chartered PLC (b)	52,547	428
Standard Life PLC	19,708	88
Tate & Lyle PLC	1,355	13
Taylor Wimpey PLC	88,095	176
Tesco PLC (b)	158,871	377
Travis Perkins PLC	640	13
Unilever PLC	24,341	1,154
United Utilities Group PLC	4,847	63
Vodafone Group PLC	491,092	1,408
Weir Group PLC (The)	4,943	109
Whitbread PLC	4,747	241
William Hill PLC	2,293	9
WM Morrison Supermarkets PLC	6,506	18
Wolseley PLC	4,794	270
WPP PLC	52,643	1,239
		41,191
United States (0.3%)
Alcatel-Lucent SA (a)(b)	2,940	11
Grifols SA	7,213	155
IMI PLC	3,167	44
Koninklijke Ahold Delhaize N.V.	18,700	426
Li & Fung Ltd. (c)	48,000	25
Mobileye N.V. (b)	1,640	70
		731
Total Common Stocks (Cost $200,128)		224,163

Short-Term Investments (9.0%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	2,703,614	2,704

	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $472; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $482)	$472	472
Total Securities held as Collateral on Loaned Securities (Cost $3,176)		3,176

	Shares
Investment Company (7.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $18,891)	18,890,829	18,891
Total Short-Term Investments (Cost $22,067)		22,067

Total Investments (100.9%) (Cost $222,195) Including $4,144 of Securities Loaned (h)(i)(j)(k)	246,230
Liabilities in Excess of Other Assets (-0.9%)	(2,289)
Net Assets (100.0%)	$243,941

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $4,144,000 and $4,374,000, respectively. The Portfolio received cash collateral of approximately $3,392,000, of which approximately $3,176,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At September 30, 2016, there was uninvested cash collateral of approximately $216,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $982,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Security has been deemed illiquid at September 30, 2016.
(f)

At September 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $23,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(i)

The approximate fair value and percentage of net assets, $199,586,000 and 81.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(k)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $42,336,000 and the aggregate gross unrealized depreciation is approximately $18,301,000 resulting in net unrealized appreciation of approximately $24,035,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	$4,050		EUR	3,617	10/20/16	$16
Credit Suisse International	$3,485		AUD	4,613	10/20/16	45
State Street Bank and Trust Co.	EUR	1,695	$1,902		10/20/16	(3)
State Street Bank and Trust Co.	GBP	892	$1,162		10/20/16	5
State Street Bank and Trust Co.	JPY	121,716	$1,207		10/20/16	5
State Street Bank and Trust Co.	SEK	31,321	$3,659		10/20/16	5
State Street Bank and Trust Co.	$2,996		GBP	2,292	10/20/16	(24)
State Street Bank and Trust Co.	$4,417		JPY	448,779	10/20/16	12
						$61

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
E-Mini MSCI Eafe Index (United States)	5	$427	Dec-16	$(5)
FTSE MIB Index (Italy)	13	1,194	Dec-16	(21)
Hang Seng Index (Hong Kong)	35	5,260	Oct-16	(28)
IBEX 35 Index (Spain)	26	2,559	Oct-16	(64)
SPI 200 Index (Australia)	44	4,560	Dec-16	75
TOPIX Index (Japan)	30	3,914	Dec-16	(66)
				$(109)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	75.2%
Pharmaceuticals	8.9
Banks	8.1
Short-Term Investment	7.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long futures contracts with an underlying face amount of approximately $17,914,000 with net unrealized depreciation of approximately $109,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $61,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (82.5%)
China (50.9%)
58.com, Inc. ADR (a)	2,789	$133
China Resources Beer Holdings Company Ltd. (a)(b)	140,300	299
Ctrip.com International Ltd. ADR (a)	4,192	195
Foshan Haitian Flavouring & Food Co., Ltd., Class A	62,100	283
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	52,700	127
Jiangsu Hengrui Medicine Co., Ltd., Class A	42,560	281
Kweichow Moutai Co., Ltd., Class A	3,800	170
Phoenix Healthcare Group Co., Ltd. (b)	131,000	234
Shenzhou International Group Holdings Ltd. (b)	25,000	175
TAL Education Group ADR (a)	8,962	635
Tencent Holdings Ltd. (b)	21,500	596
Yihai International Holding Ltd. (a)(b)	304,200	151
		3,279
Hong Kong (5.0%)
AIA Group Ltd.	48,600	326

India (4.8%)
HDFC Bank Ltd. ADR	4,362	314

Korea, Republic of (13.6%)
Amorepacific Corp.	764	270
Loen Entertainment, Inc. (a)	1,812	129
Medy-Tox, Inc.	726	298
Osstem Implant Co., Ltd. (a)	2,287	127
ViroMed Co., Ltd. (a)	506	54
		878
Taiwan (3.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	37,000	217

United States (4.8%)
Cognizant Technology Solutions Corp., Class A (a)	6,445	307
Total Common Stocks (Cost $4,807)		5,321

Participation Notes (11.0%)
China (11.0%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (a)	27,441	276
Midea Group Co., Ltd., Class A, Equity Linked Notes, expires 1/6/20 (a)	32,350	131
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 4/25/17 (a)	32,500	302
Total Participation Notes (Cost $615)		709

	Notional Amount (000)
Call Options Purchased (0.0%)
Foreign Currency Options (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland	607	—	@
USD/CNY February 2017 @ CNY 8.70, Royal Bank of Scotland	102	—	@

Total Call Options Purchased (Cost $4)	—	@

	Shares
Short-Term Investment (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $367)	366,883	367
Total Investments (99.2%) (Cost $5,793) (d)(e)(f)		6,397
Other Assets in Excess of Liabilities (0.8%)		49
Net Assets (100.0%)		$6,446

(a)		Non-income producing security.
(b)		Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $3,610,000 and 56.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(f)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $797,000 and the aggregate gross unrealized depreciation is approximately $193,000 resulting in net unrealized appreciation of approximately $604,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.0%
Beverages	11.6
Internet Software & Services	11.4
Diversified Consumer Services	9.9
Food Products	8.8
Short-Term Investment	5.7
Biotechnology	5.5
Insurance	5.1
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Argentina (0.9%)
Banco Macro SA ADR	60,816	$4,759
Grupo Financiero Galicia SA ADR	154,083	4,793
		9,552
Austria (1.4%)
Erste Group Bank AG (a)	365,049	10,812
Vienna Insurance Group AG Wiener Versicherung Gruppe	178,396	3,621
		14,433
Brazil (7.3%)
Banco Bradesco SA (Preference)	1,529,796	13,957
BRF SA	805,008	13,693
Itau Unibanco Holding SA (Preference)	1,242,906	13,575
Lojas Renner SA	651,876	4,905
MercadoLibre, Inc.	66,051	12,218
Raia Drogasil SA	504,429	10,280
Ultrapar Participacoes SA	263,718	5,762
		74,390
Chile (0.6%)
SACI Falabella	771,414	5,654

China (18.0%)
Alibaba Group Holding Ltd. ADR (a)(b)	152,758	16,160
Bank of China Ltd. H Shares (c)	28,138,000	12,975
China Construction Bank Corp. H Shares (c)	25,543,750	19,065
China Machinery Engineering Corp. H Shares (c)	2,489,000	1,467
China Mengniu Dairy Co., Ltd. (c)	1,788,000	3,349
China Mobile Ltd. (c)	1,885,000	23,144
China Overseas Land & Investment Ltd. (c)	1,688,000	5,783
China Pacific Insurance Group Co., Ltd. H Shares (c)	2,171,400	8,070
China Unicom Hong Kong Ltd. (c)	3,578,000	4,355
Chongqing Changan Automobile Co., Ltd. B Shares	901,502	1,469
CRCC High-Tech Equipment Corp., Ltd. H Shares (c)	3,971,000	1,861
CSPC Pharmaceutical Group Ltd. (c)	3,482,000	3,495
Huadian Power International Corp., Ltd. H Shares (c)	3,594,000	1,621
JD.com, Inc. ADR (a)	232,930	6,077
NetEase, Inc. ADR	14,888	3,585
New Oriental Education & Technology Group, Inc. ADR (a)	69,638	3,228
Shanghai Jin Jiang International Hotels Group Co., Ltd. H Shares (c)	3,796,000	1,179
Shenzhen International Holdings Ltd. (c)	1,705,000	2,841
Shenzhou International Group Holdings Ltd. (c)	867,000	6,061
TAL Education Group ADR (a)(b)	54,533	3,863
Tencent Holdings Ltd. (c)	1,758,700	48,730
Yum! Brands, Inc.	66,582	6,046
		184,424
Colombia (0.7%)
Cemex Latam Holdings SA (a)	599,961	2,280
Grupo de Inversiones Suramericana SA	211,073	2,754
Grupo de Inversiones Suramericana SA (Preference)	161,171	2,085
		7,119

Czech Republic (0.9%)
Komercni Banka AS	250,478	8,683

Egypt (0.5%)
Commercial International Bank Egypt SAE	879,085	4,727

Germany (0.5%)
Adidas AG	30,377	5,272

Hong Kong (2.7%)
AIA Group Ltd.	1,911,600	12,808
Samsonite International SA	4,661,700	14,986
		27,794
India (9.9%)
Ashok Leyland Ltd.	8,635,712	10,374
Bharat Financial Inclusion Ltd. (a)	391,783	5,207
Bharat Petroleum Corp., Ltd.	1,076,427	9,927
Glenmark Pharmaceuticals Ltd.	228,390	3,173
HDFC Bank Ltd.	336,382	7,480
IndusInd Bank Ltd.	574,625	10,378
Larsen & Toubro Ltd.	450,408	9,731
Marico Ltd.	1,676,768	6,947
Maruti Suzuki India Ltd.	96,768	7,990
Shree Cement Ltd.	45,676	11,727
Shriram Transport Finance Co., Ltd.	586,862	10,278
Zee Entertainment Enterprises Ltd.	1,056,371	8,690
		101,902
Indonesia (4.5%)
Astra International Tbk PT	5,540,500	3,520
Bank Mandiri Persero Tbk PT	7,751,100	6,681
Bank Negara Indonesia Persero Tbk PT	10,620,300	4,540
Bumi Serpong Damai Tbk PT	31,833,800	5,415
Jasa Marga Persero Tbk PT	2,985,400	1,055
Link Net Tbk PT	10,900,100	3,636
Matahari Department Store Tbk PT	2,407,100	3,417
Semen Indonesia Persero Tbk PT	5,569,100	4,327
Surya Citra Media Tbk PT	11,461,400	2,473
Telekomunikasi Indonesia Persero Tbk PT	17,638,900	5,843
United Tractors Tbk PT	689,300	937
XL Axiata Tbk PT (a)	20,237,500	4,197
		46,041
Korea, Republic of (12.2%)
Amorepacific Corp.	23,466	8,299
CJ CheilJedang Corp.	9,833	3,247
CJ Corp.	19,496	3,305
Cosmax, Inc.	21,288	2,934
Coway Co., Ltd.	69,281	5,994
Hanwha Techwin Co., Ltd.	83,081	4,805
Hugel, Inc. (a)	13,997	5,420
Hyundai Development Co-Engineering & Construction	179,141	8,369
Hyundai Wia Corp.	30,354	2,397
Innocean Worldwide, Inc. (b)	49,212	3,277
Korea Aerospace Industries Ltd.	93,931	6,519
Korea Electric Power Corp.	118,136	5,785
Mando Corp.	17,687	3,986
NAVER Corp.	13,899	11,157

Nexon Co., Ltd.	365,200	5,706
Samsung Electronics Co., Ltd.	17,806	25,951
Samsung Electronics Co., Ltd. (Preference)	9,113	10,758
Samsung Fire & Marine Insurance Co., Ltd.	991	252
SK Holdings Co., Ltd.	36,161	6,972
		125,133
Mexico (5.8%)
Alfa SAB de CV	2,818,215	4,389
Alsea SAB de CV	1,216,905	4,118
Cemex SAB de CV ADR (a)	1,502,344	11,928
Fomento Economico Mexicano SAB de CV ADR	180,896	16,650
Grupo Financiero Banorte SAB de CV Series O	2,483,777	13,039
Grupo Financiero Santander Mexico SAB de CV ADR	515,305	4,535
Mexichem SAB de CV	2,155,551	4,817
		59,476
Pakistan (1.3%)
Lucky Cement Ltd.	864,000	5,611
United Bank Ltd.	4,266,800	8,155
		13,766
Panama (0.6%)
Copa Holdings SA, Class A	65,425	5,753

Peru (2.1%)
Cia de Minas Buenaventura SA ADR (a)	456,192	6,314
Credicorp Ltd.	100,737	15,334
		21,648
Philippines (3.7%)
Ayala Corp.	234,370	4,146
BDO Unibank, Inc.	1,637,000	3,715
DMCI Holdings, Inc.	15,428,600	3,846
International Container Terminal Services, Inc.	2,444,440	3,904
LT Group, Inc.	3,140,800	993
Metro Pacific Investments Corp.	37,100,200	5,436
Metropolitan Bank & Trust Co.	4,518,507	7,955
SM Investments Corp.	558,235	7,784
		37,779
Poland (3.4%)
Bank Pekao SA	141,199	4,588
Bank Zachodni WBK SA	55,979	4,568
CCC SA	138,153	6,412
Eurocash SA	362,493	4,039
Jeronimo Martins SGPS SA	510,184	8,846
LPP SA	2,842	2,928
mBank SA (a)	3,400	305
Powszechna Kasa Oszczednosci Bank Polski SA	402,878	2,763
		34,449
Russia (2.0%)
Mail.ru Group Ltd. GDR (a)	287,251	5,033
MMC Norilsk Nickel PJSC ADR	317,556	5,077
MMC Norilsk Nickel PJSC ADR	7,238	116
X5 Retail Group N.V. GDR (a)	153,664	4,452

Yandex N.V., Class A (a)	289,213	6,088
		20,766
South Africa (6.1%)
AVI Ltd.	405,026	2,775
Clicks Group Ltd.	495,117	4,591
Mondi PLC	404,545	8,521
Naspers Ltd., Class N	118,877	20,602
Sasol Ltd.	267,476	7,319
Steinhoff International Holdings N.V. H Shares	1,904,768	10,933
Vodacom Group Ltd.	715,544	8,044
		62,785
Taiwan (9.0%)
Advanced Semiconductor Engineering, Inc.	5,782,000	6,941
Catcher Technology Co., Ltd.	818,000	6,681
Delta Electronics, Inc.	1,046,557	5,608
E.Sun Financial Holding Co., Ltd.	5,577,000	3,177
Eclat Textile Co., Ltd.	343,657	4,119
Hon Hai Precision Industry Co., Ltd.	2,955,700	7,483
Largan Precision Co., Ltd.	39,000	4,739
PChome Online, Inc.	291,753	3,448
Pegatron Corp.	2,236,000	5,791
President Chain Store Corp.	284,000	2,266
Taiwan Mobile Co., Ltd.	1,044,000	3,762
Taiwan Semiconductor Manufacturing Co., Ltd.	4,933,205	28,932
Uni-President Enterprises Corp.	4,041,290	7,613
Yeong Guan Energy Technology Group Co., Ltd.	394,000	2,164
		92,724
Thailand (2.7%)
Central Pattana PCL (Foreign)	3,193,600	5,392
DKSH Holding AG (b)	93,320	6,858
Kasikornbank PCL NVDR	1,061,500	5,776
Minor International PCL (Foreign)	4,885,070	5,523
Sino-Thai Engineering & Construction PCL (Foreign)	6,537,700	4,475
		28,024
Turkey (1.1%)
Arcelik AS	900,304	6,349
Ulker Biskuvi Sanayi AS	664,864	4,748
		11,097
United States (0.5%)
Nien Made Enterprise Co., Ltd.	412,000	5,338
Total Common Stocks (Cost $816,931)		1,008,729

Short-Term Investments (2.1%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $3,340)	3,339,803	3,340

Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $18,142)	18,141,883	18,142

Total Short-Term Investments (Cost $21,482)	21,482
Total Investments (100.5%) (Cost $838,413) Including $18,166 of Securities Loaned (e)(f)(g)(h)	1,030,211
Liabilities in Excess of Other Assets (-0.5%)	(4,967)
Net Assets (100.0%)	$1,025,244

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $18,166,000 and $18,603,000, respectively. The Portfolio received cash collateral of approximately $3,340,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $15,263,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $20,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $744,565,000 and 72.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $234,203,000 and the aggregate gross unrealized depreciation is approximately $42,405,000 resulting in net unrealized appreciation of approximately $191,798,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
UBS AG	EUR	18,721	$20,950	10/20/16	$(96)

EUR	—	Euro

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.5%
Banks	19.1
Internet Software & Services	10.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $96,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Belgium (6.0%)
Anheuser-Busch InBev N.V.	59,300	$7,785

China (8.1%)
Tencent Holdings Ltd. (a)	284,300	7,877
Yum! Brands, Inc.	28,518	2,590
		10,467
Czech Republic (2.5%)
Komercni Banka AS	94,109	3,262

Germany (1.3%)
Adidas AG	9,745	1,691

Hong Kong (13.2%)
AIA Group Ltd.	1,253,400	8,398
Samsonite International SA	2,702,700	8,688
		17,086
India (10.5%)
Apollo Hospitals Enterprise Ltd.	101,097	1,999
Colgate-Palmolive India Ltd.	233,016	3,402
Godrej Consumer Products Ltd.	27,622	659
Ipca Laboratories Ltd. (b)	268,648	2,428
Marico Ltd.	637,259	2,640
Shriram Transport Finance Co., Ltd.	141,452	2,477
		13,605
Indonesia (6.7%)
Bank Mandiri Persero Tbk PT	4,606,800	3,971
Matahari Department Store Tbk PT	1,429,800	2,030
Sumber Alfaria Trijaya Tbk PT	66,770,291	2,689
		8,690
Korea, Republic of (9.3%)
CJ CGV Co., Ltd.	31,098	2,367
Hanssem Co., Ltd.	23,691	3,794
Orion Corp.	4,304	3,234
Osstem Implant Co., Ltd. (b)	49,583	2,750
		12,145
Mexico (6.8%)
Fomento Economico Mexicano SAB de CV ADR	58,216	5,358
Grupo Financiero Banorte SAB de CV Series O	665,704	3,495
		8,853
Peru (3.5%)
Credicorp Ltd.	29,670	4,516

Philippines (0.7%)
BDO Unibank, Inc.	428,540	972

Poland (3.7%)
Jeronimo Martins SGPS SA	275,397	4,775

South Africa (9.9%)
Famous Brands Ltd.	589,581	7,097
Life Healthcare Group Holdings Ltd.	1,325,881	3,662
Naspers Ltd., Class N	11,996	2,079
		12,838
Taiwan (3.8%)
Poya International Co., Ltd.	247,420	3,685
Voltronic Power Technology Corp.	78,750	1,235
		4,920
Thailand (4.3%)
DKSH Holding AG	75,945	5,582

Turkey (1.4%)
Ulker Biskuvi Sanayi AS	260,987	1,864

United Kingdom (3.5%)
British American Tobacco PLC	70,676	4,520
Total Common Stocks (Cost $114,172)		123,571

Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $6,740)	6,739,934	6,740
Total Investments (100.4%) (Cost $120,912) (d)(e)(f)		130,311
Liabilities in Excess of Other Assets (-0.4%)		(462)
Net Assets (100.0%)		$129,849

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $12,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $95,564,000and 73.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(f)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,213,000 and the aggregate gross unrealized depreciation is approximately $1,814,000 resulting in net unrealized appreciation of approximately $9,399,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.7%
Banks	12.4
Beverages	10.1
Textiles, Apparel & Luxury Goods	8.0
Hotels, Restaurants & Leisure	7.4
Insurance	6.4
Internet Software & Services	6.0
Food & Staples Retailing	5.7
Short-Term Investment	5.2
Personal Products	5.1
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Argentina (13.6%)
Banco Macro SA ADR	371,073	$29,036
BBVA Banco Frances SA ADR	1,019,382	20,276
Grupo Financiero Galicia SA ADR	496,670	15,451
Telecom Argentina SA ADR	584,159	10,690
YPF SA ADR	793,776	14,463
		89,916
Bangladesh (5.0%)
Beximco Pharmaceuticals Ltd.	10,694,408	11,330
GrameenPhone Ltd.	987,195	3,398
Olympic Industries Ltd.	4,714,250	18,420
		33,148
Brazil (3.9%)
Adecoagro SA (a)	1,000,983	11,421
MercadoLibre, Inc.	76,832	14,212
		25,633
Egypt (3.7%)
Commercial International Bank Egypt SAE	2,920,363	15,704
Edita Food Industries SAE	3,134,061	3,356
Integrated Diagnostics Holdings PLC (b)	1,621,970	5,482
		24,542
Kenya (5.9%)
East African Breweries Ltd.	5,005,201	13,766
Safaricom Ltd.	129,745,819	25,492
		39,258
Kuwait (10.1%)
Kuwait Projects Co., Holding KSCP	8,062,022	14,715
Mezzan Holding Co. KSCC	2,863,728	9,386
National Bank of Kuwait	21,824,469	42,711
		66,812
Morocco (2.6%)
Attijariwafa Bank	467,310	17,081

Nigeria (3.0%)
Lafarge Africa PLC	2,470,201	417
Nigerian Breweries PLC	28,062,330	13,390
Zenith Bank PLC	126,569,996	6,035
		19,842
Pakistan (19.8%)
Habib Bank Ltd.	11,378,800	24,129
Honda Atlas Cars Pakistan Ltd.	781,200	4,565
K-Electric Ltd. (a)	142,865,900	12,598
Lucky Cement Ltd.	4,374,662	28,412
Maple Leaf Cement Factory Ltd.	16,954,865	15,506
Oil & Gas Development Co., Ltd.	10,575,300	14,363
Pak Elektron Ltd.	15,338,400	10,381

United Bank Ltd.	10,955,078	20,938
		130,892
Panama (2.2%)
Copa Holdings SA, Class A	163,775	14,401

Romania (7.3%)
Banca Transilvania SA	50,269,739	30,047
BRD-Groupe Societe Generale SA	6,466,879	17,979
		48,026
Sri Lanka (2.0%)
Commercial Bank of Ceylon PLC	13,607,223	13,373

Tanzania, United Republic Of (2.3%)
National Microfinance Bank PLC	6,212,221	7,833
Tanzania Breweries Ltd.	1,190,574	7,096
		14,929
United Arab Emirates (4.5%)
Air Arabia PJSC	26,387,213	9,765
Aramex PJSC	4,436,304	4,754
NMC Health PLC	849,636	15,071
		29,590
United States (1.5%)
Globant SA (a)	233,957	9,854

Vietnam (8.3%)
Bank for Foreign Trade of Vietnam JSC	12,360,573	21,271
Masan Group Corp. (a)	3,276,910	10,316
Vietnam Dairy Products JSC	3,688,440	23,185
		54,772
Total Common Stocks (Cost $555,651)		632,069

Participation Notes (1.4%)
Saudi Arabia (1.2%)
Bupa Arabia for Cooperative Insurance Co., Equity Linked Notes, expires 4/5/18 (a) (Cost $10,596)	280,854	8,107

United Arab Emirates (0.2%)
Aramex PJSC, Equity Linked Notes, expires 3/14/19 (a) (Cost $995)	1,131,685	1,213
Total Participation Notes (Cost $11,591)		9,320

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $18,601)	18,601,032	18,601
Total Investments (99.9%) (Cost $585,843) (d)(e)(f)		659,990
Other Assets in Excess of Liabilities (0.1%)		775
Net Assets (100.0%)		$660,765

(a)	Non-income producing security.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $425,954,000 and 64.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(f)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $125,223,000 and the aggregate gross unrealized depreciation is approximately $51,076,000 resulting in net unrealized appreciation of approximately $74,147,000.

ADR	American Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	42.7%
Other*	33.9
Food Products	11.5
Construction Materials	6.7
Beverages	5.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)
Belgium (1.6%)
Anheuser-Busch InBev N.V. ADR	897	$118

Brazil (2.0%)
MercadoLibre, Inc.	823	152

China (8.1%)
Alibaba Group Holding Ltd. ADR (a)	1,109	117
JD.com, Inc. ADR (a)	8,767	229
Tencent Holdings Ltd. (b)	9,600	266
		612
France (10.7%)
Christian Dior SE	3,143	563
Hermes International	606	247
		810
Germany (1.5%)
ThyssenKrupp AG	4,798	114

Italy (0.9%)
Brunello Cucinelli SpA	3,683	72

Japan (3.0%)
Calbee, Inc.	6,100	231

Spain (2.5%)
Industria de Diseno Textil SA	5,192	192

Switzerland (4.9%)
Nestle SA ADR	4,658	368

United Kingdom (7.8%)
Intertek Group PLC	4,057	184
Manchester United PLC, Class A	4,300	72
Reckitt Benckiser Group PLC	2,334	220
Whitbread PLC	2,182	111
		587
United States (53.1%)
Alphabet, Inc., Class C (a)	339	264
Amazon.com, Inc. (a)	706	591
Apple, Inc.	2,475	280
Berkshire Hathaway, Inc., Class B (a)	1,251	181
Dunkin’ Brands Group, Inc.	2,368	123
Facebook, Inc., Class A (a)	4,364	560
Marriott International, Inc., Class A	1,625	109
Mastercard, Inc., Class A	2,234	227
Mead Johnson Nutrition Co.	2,820	223
S&P Global, Inc.	2,112	267
Salesforce.com, Inc. (a)	2,507	179
TJX Cos., Inc. (The)	2,467	185
Twitter, Inc. (a)	5,629	130
United Technologies Corp.	2,150	218
Verisk Analytics, Inc. (a)	1,370	111
Visa, Inc., Class A	1,767	146

Zoetis, Inc.	4,407	229
		4,023
Total Common Stocks (Cost $6,261)		7,279

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $4)	740	—	@

	Shares
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $317)	316,931	317
Total Investments (100.3%) (Cost $6,582) (d)(e)(f)		7,596
Liabilities in Excess of Other Assets (-0.3%)		(26)
Net Assets (100.0%)		$7,570

(a)		Non-income producing security.
(b)		Security trades on the Hong Kong exchange.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $2,007,000 and 26.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(f)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,121,000 and the aggregate gross unrealized depreciation is approximately $107,000 resulting in net unrealized appreciation of approximately $1,014,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.2%
Internet Software & Services	19.6
Textiles, Apparel & Luxury Goods	11.6
Food Products	10.8
Internet & Direct Marketing Retail	10.8
Specialty Retail	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Canada (3.5%)
Agnico-Eagle Mines Ltd.	6,216	$337

China (7.4%)
Tencent Holdings Ltd. ADR	25,607	714

Ireland (6.1%)
Ryanair Holdings PLC ADR	7,873	591

Japan (7.6%)
Nippon Telegraph & Telephone Corp. ADR	15,869	727

Switzerland (2.1%)
UBS Group AG (Registered) (a)	14,677	200

Taiwan (7.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,354	745

United Kingdom (4.6%)
Shire PLC ADR	2,288	443

United States (57.6%)
Allergan PLC (a)	2,984	687
Alphabet, Inc., Class A (a)	905	728
AmTrust Financial Services, Inc.	9,363	251
Comcast Corp., Class A	6,662	442
CVS Health Corp.	7,900	703
Emerson Electric Co.	8,130	443
Franklin Resources, Inc.	12,955	461
Illinois Tool Works, Inc.	3,663	439
National Oilwell Varco, Inc.	5,714	210
QUALCOMM, Inc.	7,044	482
Schlumberger Ltd.	6,054	476
Synchrony Financial	7,467	209
		5,531
Total Common Stocks (Cost $8,972)		9,288

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $201)	200,821	201
Total Investments (98.8%) (Cost $9,173) (c)(d)		9,489
Other Assets in Excess of Liabilities (1.2%)		113
Net Assets (100.0%)		$9,602

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(d)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $462,000 and the aggregate gross unrealized depreciation is approximately $146,000 resulting in net unrealized appreciation of approximately $316,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.1%
Internet Software & Services	15.2
Semiconductors & Semiconductor Equipment	12.9
Diversified Telecommunication Services	7.7
Food & Staples Retailing	7.4
Pharmaceuticals	7.3
Energy Equipment & Services	7.2
Capital Markets	7.0
Airlines	6.2
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Canada (1.7%)
Agnico-Eagle Mines Ltd.	2,501	$135

China (3.6%)
Tencent Holdings Ltd. ADR	10,354	289

Ireland (3.9%)
Ryanair Holdings PLC ADR	4,114	309

Japan (5.9%)
Nippon Telegraph & Telephone Corp. ADR	8,408	385
Toyota Motor Corp. ADR	739	86
		471
Switzerland (1.9%)
UBS Group AG (Registered) (a)	11,200	152

Taiwan (6.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,762	482

United Kingdom (9.3%)
British American Tobacco PLC ADR	1,129	144
BT Group PLC ADR	9,513	242
Shire PLC ADR	1,792	347
		733
United States (64.4%)
AerCap Holdings N.V. (a)	4,103	158
Allergan PLC (a)	1,820	419
Allied World Assurance Co. Holdings AG	3,633	147
Alphabet, Inc., Class A (a)	326	262
Amgen, Inc.	1,053	176
AmTrust Financial Services, Inc.	3,829	103
Apple, Inc.	2,854	323
Broadcom Ltd.	274	47
Comcast Corp., Class A	5,386	357
CVS Health Corp.	4,628	412
Danaher Corp.	2,394	188
Emerson Electric Co.	4,402	240
Franklin Resources, Inc.	6,942	247
Illinois Tool Works, Inc.	2,113	253
Invesco Ltd.	5,327	167
JPMorgan Chase & Co.	1,217	81
Lowe’s Cos., Inc.	1,406	101
Mastercard, Inc., Class A	1,348	137
National Oilwell Varco, Inc.	3,631	133
Newell Brands, Inc.	3,888	205
Northrop Grumman Corp.	1,312	281
Phillips 66	1,279	103
QUALCOMM, Inc.	2,500	171
Schlumberger Ltd.	3,401	267
Verizon Communications, Inc.	2,422	126
		5,104
Total Common Stocks (Cost $7,457)		7,675

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $97)	96,552	97
Total Investments (98.0%) (Cost $7,554) (c)(d)		7,772
Other Assets in Excess of Liabilities (2.0%)		155
Net Assets (100.0%)		$7,927

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(d)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $382,000 and the aggregate gross unrealized depreciation is approximately $164,000 resulting in net unrealized appreciation of approximately $218,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.4%
Diversified Telecommunication Services	9.7
Semiconductors & Semiconductor Equipment	9.0
Capital Markets	7.3
Internet Software & Services	7.1
Biotechnology	6.7
Pharmaceuticals	5.4
Food & Staples Retailing	5.3
Energy Equipment & Services	5.1
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (86.7%)
Australia (0.5%)
Kathmandu Holdings Ltd.	61,015	$90

Brazil (3.4%)
GAEC Educacao SA	44,574	170
JHSF Participacoes SA (a)	296,561	146
Porto Seguro SA	32,120	294
		610
Canada (0.6%)
Second Cup Ltd. (The) (a)	52,553	103

China (0.4%)
Jumei International Holding Ltd. ADR (a)	12,519	73

France (20.2%)
Christian Dior SE	14,151	2,535
Criteo SA ADR (a)	18,732	658
Edenred	14,399	337
Eurazeo SA	2,174	126
		3,656
Germany (0.6%)
windeln.de SE (a)(b)	4,852	22
Zalando SE (a)(b)	2,082	87
		109
Italy (0.8%)
Tamburi Investment Partners SpA	33,523	135

Netherlands (3.0%)
Koninklijke Philips N.V.	18,561	550

Spain (2.0%)
Mapfre SA	127,179	356

United Kingdom (5.7%)
BBA Aviation PLC	264,175	856
Clarkson PLC	6,544	178
		1,034
United States (49.5%)
Ashland Global Holdings, Inc.	4,329	502
Bojangles’, Inc. (a)	3,482	56
BWX Technologies, Inc.	17,292	663
Container Store Group, Inc. (The) (a)	7,389	37
Cosan Ltd., Class A	40,760	291
Deere & Co.	4,193	358
Donnelley Financial Solutions, Inc. (a)	3,561	103
Dropbox, Inc. (a)(c)(d)(e)	2,743	37
eBay, Inc. (a)	11,293	372
El Pollo Loco Holdings, Inc. (a)	21,787	274
Fiesta Restaurant Group, Inc. (a)	19,755	474
First Hawaiian, Inc. (a)	13,351	359
Habit Restaurants, Inc. (The) (a)	3,238	45
Harley-Davidson, Inc.	11,884	625

Intuitive Surgical, Inc. (a)	364	264
Joy Global, Inc.	23,072	640
Manitowoc Foodservice, Inc. (a)	92,569	1,501
Papa Murphy’s Holdings, Inc. (a)	9,988	64
PayPal Holdings, Inc. (a)	2,195	90
RenaissanceRe Holdings Ltd.	2,219	267
Terex Corp.	43,431	1,104
Time Warner, Inc.	7,143	569
Valvoline, Inc. (a)	11,442	269
		8,964
Total Common Stocks (Cost $14,344)		15,680

Preferred Stocks (2.6%)
India (0.5%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $44; acquired 10/4/13)	1,910	99

United States (2.1%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $78; acquired 4/16/14)	1,917	201
Blue Bottle Coffee, Inc. Series B (a)(c)(d)(e) (acquisition cost - $56; acquirred 1/24/14)	3,945	70
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	37
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $73; acquired 6/17/14)	6,374	31
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $9; acquired 7/19/12)	2,935	16
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	8
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	8
		371
Total Preferred Stocks (Cost $309)		470

Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	4

Participation Note (0.0%)
Italy (0.0%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $4)	10,390	5

	Notional Amount (000)		Value (000)
Call Options Purchased (0.2%)
United States (0.2%)
United Technologies Corp. January 2017 @$110, UBS Securities, LLC (f)	—	@	11
United Technologies Corp. January 2018 @$120, UBS Securities, LLC (f)	—	@	21
Total Call Options Purchased (Cost $108)			32

	Shares	Value (000)
Short-Term Investment (6.8%)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $1,236)	1,235,520	1,236
Total Investments (96.3%) (Cost $16,004) (h)(i)(j)		17,427
Other Assets in Excess of Liabilities (3.7%)		665
Net Assets (100.0%)		$18,092

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $511,000, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2016.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to approximately $511,000 and represents 2.8% of net assets.

(f)	Cleared option.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $4,275,000 and 23.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,920,000 and the aggregate gross unrealized depreciation is approximately $497,000 resulting in net unrealized appreciation of approximately $1,423,000.

@	Amount is less than $500.
ADR	American Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	601	$673	1/13/17	$(5)
UBS AG	EUR	106	$120	2/24/17	— @
UBS AG	KRW	765,055	$676	1/13/17	(19)
UBS AG	KRW	133,872	$119	2/24/17	(2)
					$(26)

@	Value is less than $500.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.1%
Machinery	20.7
Textiles, Apparel & Luxury Goods	14.5
Short-Term Investment	7.1
Hotels, Restaurants & Leisure	6.2
Internet Software & Services	6.1
Insurance	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $26,000.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
France (10.4%)
L’Oreal SA	285,263	$53,856
Pernod Ricard SA	237,650	28,118
		81,974
Germany (3.0%)
SAP SE	261,804	23,821

Italy (1.2%)
Davide Campari-Milano SpA	815,949	9,193

Japan (2.5%)
Japan Tobacco, Inc.	478,200	19,537

Netherlands (0.9%)
RELX N.V.	398,933	7,163

Switzerland (4.7%)
Nestle SA (Registered)	475,950	37,502

United Kingdom (25.6%)
British American Tobacco PLC	944,170	60,382
Experian PLC	827,359	16,577
Reckitt Benckiser Group PLC	631,891	59,548
RELX PLC	577,443	10,958
Unilever PLC	1,161,462	55,061
		202,526
United States (49.3%)
Accenture PLC, Class A	310,463	37,929
Altria Group, Inc.	545,220	34,474
Automatic Data Processing, Inc.	269,408	23,762
Coca-Cola Co.	362,753	15,352
International Flavors & Fragrances, Inc.	116,741	16,690
Intuit, Inc.	91,632	10,080
Microsoft Corp.	1,049,554	60,454
Moody’s Corp.	74,708	8,089
NIKE, Inc., Class B	400,055	21,063
Philip Morris International, Inc.	220,831	21,469
Reynolds American, Inc.	748,767	35,304
Time Warner, Inc.	218,044	17,359
Twenty-First Century Fox, Inc., Class A	517,777	12,541
Twenty-First Century Fox, Inc., Class B	658,886	16,301
Visa, Inc., Class A	426,597	35,280
Walt Disney Co. (The)	249,865	23,203
		389,350
Total Common Stocks (Cost $632,886)		771,066

Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $19,625)	19,624,824	19,625

Total Investments (100.1%) (Cost $652,511) (b)(c)(d)	790,691
Liabilities in Excess of Other Assets (-0.1%)	(705)
Net Assets (100.0%)	$789,986

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $22,000 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

The approximate fair value and percentage of net assets, $381,716,000 and 48.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(d)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $147,533,000 and the aggregate gross unrealized depreciation is approximately $9,353,000 resulting in net unrealized appreciation of approximately $138,180,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	21.6%
Other*	17.4
Personal Products	13.8
Information Technology Services	12.3
Software	11.9
Media	8.8
Household Products	7.5
Beverages	6.7
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (90.8%)
Australia (0.9%)
Kathmandu Holdings Ltd.	17,220	$25

Brazil (3.6%)
GAEC Educacao SA	9,705	37
JHSF Participacoes SA (a)	29,190	14
Porto Seguro SA	5,346	49
		100
Canada (1.0%)
Dominion Diamond Corp.	2,948	29

China (0.4%)
Jumei International Holding Ltd. ADR (a)	1,856	11

France (17.0%)
Christian Dior SE	1,796	322
Criteo SA ADR (a)	1,406	49
Edenred	2,207	52
Eurazeo SA	913	53
		476
Germany (3.6%)
ThyssenKrupp AG	3,494	83
windeln.de SE (a)(b)	663	3
Zalando SE (a)(b)	324	14
		100
Hong Kong (0.9%)
L’Occitane International SA	12,500	25

Italy (1.6%)
Brunello Cucinelli SpA	1,124	22
Tamburi Investment Partners SpA	5,917	24
		46
Netherlands (3.7%)
Koninklijke Philips N.V.	3,501	104

Spain (2.9%)
Baron de Ley (a)	233	27
Mapfre SA	18,936	53
		80
Switzerland (2.2%)
Nestle SA (Registered)	758	60

United Kingdom (12.4%)
BBA Aviation PLC	73,863	239
Clarkson PLC	1,030	28
IP Group PLC (a)	4,987	11
Just Eat PLC (a)	3,035	21
Whitbread PLC	951	48
		347

United States (40.6%)
Ashland Global Holdings, Inc.	426	49
BWX Technologies, Inc.	2,547	98
Castlight Health, Inc., Class B (a)	1,072	5
Cosan Ltd., Class A	6,286	45
eBay, Inc. (a)	2,892	95
Intuitive Surgical, Inc. (a)	151	109
Joy Global, Inc.	915	25
Manitowoc Foodservice, Inc. (a)	7,238	117
Mosaic Co. (The)	1,024	25
PayPal Holdings, Inc. (a)	1,605	66
RenaissanceRe Holdings Ltd.	990	119
Terex Corp.	5,008	127
Time Warner, Inc.	1,227	98
United Technologies Corp.	1,160	118
Valvoline, Inc. (a)	1,649	39
		1,135
Total Common Stocks (Cost $2,254)		2,538

Participation Note (0.0%)
Italy (0.0%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $1)	2,095	1

Short-Term Investment (10.9%)
Investment Company (10.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $305)	304,978	305
Total Investments (101.7%) (Cost $2,560) (d)(e)(f)		2,844
Liabilities in Excess of Other Assets (-1.7%)		(49)
Net Assets (100.0%)		$2,795

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $980,000 and 35.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(f)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $357,000 and the aggregate gross unrealized depreciation is approximately $73,000 resulting in net unrealized appreciation of approximately $284,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.1%
Textiles, Apparel & Luxury Goods	12.1
Short-Term Investment	10.7
Machinery	9.5
Transportation Infrastructure	8.4
Insurance	7.8
Aerospace & Defense	7.6
Internet Software & Services	5.8
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (90.6%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (1.6%)
Anheuser-Busch InBev N.V.	89,618	11,765

China (16.0%)
China Resources Beer Holdings Company Ltd. (a)(d)	7,581,333	16,174
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,890,774	13,164
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,578,826	17,054
TAL Education Group ADR (a)	639,604	45,310
Tencent Holdings Ltd. (d)	841,700	23,322
		115,024
Denmark (5.2%)
DSV A/S	748,042	37,355

France (4.0%)
Christian Dior SE	31,247	5,599
Hermes International	57,002	23,192
		28,791
India (0.4%)
Monsanto India Ltd.	89,475	3,222

Japan (2.6%)
Calbee, Inc.	486,800	18,409

Korea, Republic of (5.2%)
Amorepacific Corp.	46,280	16,368
Loen Entertainment, Inc. (a)	100,460	7,123
Medy-Tox, Inc.	26,420	10,848
ViroMed Co., Ltd. (a)	28,924	3,110
		37,449
Netherlands (5.0%)
Priceline Group, Inc. (The) (a)	24,629	36,241

South Africa (2.5%)
Naspers Ltd., Class N	103,540	17,944

United Kingdom (4.6%)
Burberry Group PLC	600,322	10,744
Just Eat PLC (a)	1,322,874	9,190
Reckitt Benckiser Group PLC	139,161	13,114
		33,048
United States (43.5%)
Alphabet, Inc., Class C (a)	29,529	22,953
Amazon.com, Inc. (a)	56,137	47,004
Cognizant Technology Solutions Corp., Class A (a)	522,357	24,922
EPAM Systems, Inc. (a)	592,148	41,042
Facebook, Inc., Class A (a)	500,971	64,260
Globant SA (a)	381,339	16,062
Luxoft Holding, Inc. (a)	541,105	28,597
Mastercard, Inc., Class A	290,509	29,565

Visa, Inc., Class A	356,979	29,522
WisdomTree Investments, Inc.	983,688	10,122
		314,049
Total Common Stocks (Cost $507,728)		653,297

Preferred Stocks (2.2%)
India (0.0%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost - $52; acquired 10/4/13)	2,242	117

United States (2.2%)
Airbnb, Inc. Series D (a)(b)(c)(e) (acquisition cost - $1,594; acquired 4/16/14)	39,153	4,111
Magic Leap Series C (a)(b)(c)(e) (acquisition cost - $3,175; acquired 12/22/15)	137,829	3,199
Uber Technologies Series G (a)(b)(c)(e) (acquisition cost - $8,232; acquired 12/3/15)	168,793	8,232
		15,542
Total Preferred Stocks (Cost $13,053)		15,659

Participation Note (2.3%)
China (2.3%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (a) (Cost $16,725)	1,669,804	16,816

Notional Amount (000)
Purchased Options (0.0%)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $326)	70,499	3

	Shares
Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $46,512)	46,512,311	46,512
Total Investments (101.5%) (Cost $584,344) (g)(h)(i)		732,287
Liabilities in Excess of Other Assets (-1.5%)		(10,999)
Net Assets (100.0%)		$721,288

(a)	Non-income producing security.
(b)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $15,659,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2016.
(d)	Security trades on the Hong Kong exchange.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to approximately $15,659,000 and represents 2.2% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $31,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $248,507,000 and 34.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(i)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $167,092,000 and the aggregate gross unrealized depreciation is approximately $19,149,000 resulting in net unrealized appreciation of approximately $147,943,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	21.0%
Other*	20.4
Internet Software & Services	16.3
Internet & Direct Marketing Retail	13.1
Short-Term Investment	6.4
Diversified Consumer Services	6.2
Beverages	6.1
Textiles, Apparel & Luxury Goods	5.4
Road & Rail	5.1
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Australia (5.0%)
Dexus Property Group REIT	769,553	$5,411
Goodman Group REIT	2,701,564	15,091
GPT Group REIT	2,835,366	11,004
Investa Office Fund REIT	627,236	2,197
Mirvac Group REIT	3,500,870	6,014
Scentre Group REIT	7,205,290	25,978
Shopping Centres Australasia Property Group REIT	401,222	693
Stockland REIT	2,483,008	9,063
Vicinity Centres REIT	1,953,484	4,752
Viva Energy REIT (a)	17,458	32
Westfield Corp. REIT	3,147,667	23,470
		103,705
Austria (0.2%)
Atrium European Real Estate Ltd.	427,266	1,905
BUWOG AG (a)	103,908	2,812
		4,717
Brazil (0.0%)
BR Properties SA	107,590	283

Canada (1.9%)
Boardwalk REIT	155,661	6,140
Brookfield Canada Office Properties REIT	254,321	5,335
Crombie Real Estate Investment Trust REIT	275,920	3,009
Dream Office Real Estate Investment Trust REIT	193,248	2,492
Extendicare, Inc.	159,067	1,147
First Capital Realty, Inc.	388,492	6,509
RioCan REIT	640,921	13,298
Smart Real Estate Investment Trust REIT	81,154	2,187
		40,117
China (0.4%)
China Overseas Land & Investment Ltd. (b)	878,000	3,008
Global Logistic Properties Ltd.	3,454,500	4,761
		7,769
Finland (0.4%)
Citycon Oyj	3,430,244	8,731

France (3.0%)
Fonciere Des Regions REIT	33,390	3,112
Gecina SA REIT	62,442	9,818
ICADE REIT	98,349	7,670
Klepierre REIT	250,297	11,472
Unibail-Rodamco SE REIT	108,191	29,169
		61,241
Germany (1.4%)
ADO Properties SA (c)	23,374	935
Alstria Office AG REIT (a)	47,061	646
Deutsche Euroshop AG	33,348	1,549
Deutsche Wohnen AG	274,750	9,988
LEG Immobilien AG (a)	7,156	685

Vonovia SE	425,483	16,111
		29,914
Hong Kong (10.6%)
Cheung Kong Property Holdings Ltd.	4,056,500	29,917
Hang Lung Properties Ltd.	975,000	2,213
Henderson Land Development Co., Ltd.	1,623,602	9,704
Hongkong Land Holdings Ltd.	5,943,000	42,377
Hysan Development Co., Ltd.	4,316,014	20,275
Kerry Properties Ltd.	120,220	396
Link REIT	2,866,775	21,153
New World Development Co., Ltd.	6,528,109	8,548
Sino Land Co., Ltd.	973,637	1,737
Sun Hung Kai Properties Ltd.	3,215,367	49,003
Swire Properties Ltd.	8,008,600	23,567
Wharf Holdings Ltd. (The)	1,526,763	11,187
		220,077
Ireland (0.6%)
Green REIT PLC	3,576,708	5,847
Hibernia REIT PLC	4,364,229	6,710
		12,557
Italy (0.1%)
Beni Stabili SpA REIT (a)	2,142,133	1,278

Japan (10.9%)
Activia Properties, Inc. REIT	1,267	6,754
Advance Residence Investment Corp. REIT	1,127	3,196
Daiwa Office Investment Corp. REIT	539	3,311
Frontier Real Estate Investment Corp. REIT	144	718
GLP J-REIT	4,483	5,952
Hulic Co., Ltd.	187,100	1,909
Industrial & Infrastructure Fund Investment Corp. REIT	92	467
Invincible Investment Corp. REIT	10,156	5,683
Japan Hotel REIT Investment Corp. REIT	3,158	2,509
Japan Real Estate Investment Corp. REIT	2,246	13,418
Japan Rental Housing Investments, Inc. REIT	1,058	887
Japan Retail Fund Investment Corp. REIT	2,887	7,131
Kenedix Office Investment Corp. REIT	338	2,082
Mitsubishi Estate Co., Ltd.	2,435,000	45,650
Mitsui Fudosan Co., Ltd.	2,057,000	43,799
Mori Hills Investment Corp. REIT	1,905	2,852
Mori Trust Sogo Reit, Inc. REIT	2,732	4,796
Nippon Building Fund, Inc. REIT	2,579	16,321
Nippon Prologis, Inc. REIT	2,348	5,939
Nomura Real Estate Master Fund, Inc. REIT	8,935	14,929
NTT Urban Development Corp.	35,600	344
Orix, Inc. J-REIT	2,916	5,143
Sumitomo Realty & Development Co., Ltd.	851,000	22,047
Tokyo Tatemono Co., Ltd.	42,700	513
Tokyu, Inc. REIT	208	279
United Urban Investment Corp. REIT	5,338	9,721
		226,350
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	—

Netherlands (0.7%)
Eurocommercial Properties N.V. CVA REIT	159,279	7,188
Vastned Retail N.V. REIT	42,037	1,698
Wereldhave N.V. REIT	115,133	5,826
		14,712
Norway (0.5%)
Entra ASA (c)	754,815	8,463
Norwegian Property ASA	865,679	1,175
		9,638
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	2,076,600	3,852
CapitaLand Commercial Trust Ltd. REIT	2,035,700	2,384
CapitaLand Ltd.	1,486,000	3,510
CapitaLand Mall Trust REIT	2,495,300	3,985
EC World Real Estate Investment Trust Unit (a)	835,000	468
Mapletree Commercial Trust REIT	670,200	787
Mapletree Logistics Trust REIT	3,241,889	2,549
Suntec REIT	317,300	401
UOL Group Ltd.	747,893	3,091
		21,027
Spain (0.4%)
Hispania Activos Inmobiliarios SAU REIT	34,232	459
Inmobiliaria Colonial SA	457,161	3,325
Merlin Properties Socimi SA REIT	309,854	3,667
		7,451
Sweden (0.7%)
Atrium Ljungberg AB, Class B	165,158	2,880
Castellum AB	288,613	4,321
Hufvudstaden AB, Class A	359,162	6,218
Wihlborgs Fastigheter AB	13,484	287
		13,706
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	126,935	12,098
Swiss Prime Site AG (Registered) (a)	15,116	1,326
		13,424
United Kingdom (6.2%)
British Land Co., PLC REIT	3,212,633	26,394
Capital & Regional PLC REIT	2,499,425	1,962
Derwent London PLC REIT	437,038	14,762
Great Portland Estates PLC REIT	1,473,988	12,116
Hammerson PLC REIT	1,429,532	10,898
Helical PLC	156,809	549
Intu Properties PLC REIT	1,475,476	5,668
Kennedy Wilson Europe Real Estate PLC	231,547	3,017
Land Securities Group PLC REIT	2,361,431	32,453
LXB Retail Properties PLC (a)	3,172,353	2,771
Segro PLC REIT	998,129	5,880
St. Modwen Properties PLC	1,203,286	4,590
Unite Group PLC	166,281	1,368
Urban & Civic PLC	1,401,314	4,087

Workspace Group PLC REIT	186,499	1,687
		128,202
United States (52.9%)
Acadia Realty Trust REIT	49,630	1,799
American Homes 4 Rent, Class A REIT	97,140	2,102
Apartment Investment & Management Co., Class A REIT	327,012	15,013
AvalonBay Communities, Inc. REIT	337,892	60,091
Boston Properties, Inc. REIT	481,450	65,617
Brixmor Property Group, Inc. REIT	239,044	6,643
Camden Property Trust REIT	343,505	28,765
CBL & Associates Properties, Inc. REIT	45,042	547
Chesapeake Lodging Trust REIT	395,401	9,055
Columbia Property Trust, Inc. REIT	62,830	1,407
Corporate Office Properties Trust REIT	127,543	3,616
Cousins Properties, Inc. REIT	655,168	6,840
CubeSmart REIT	198,706	5,417
DDR Corp. REIT	376,824	6,568
Digital Realty Trust, Inc. REIT	77,570	7,534
Douglas Emmett, Inc. REIT	358,604	13,136
Duke Realty Corp. REIT	421,440	11,518
Equity Lifestyle Properties, Inc. REIT	51,097	3,944
Equity One, Inc. REIT	204,864	6,271
Equity Residential REIT	1,318,891	84,844
Essex Property Trust, Inc. REIT	119,373	26,584
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	605
Gaming and Leisure Properties, Inc. REIT	230,108	7,697
General Growth Properties, Inc. REIT	1,475,409	40,721
Healthcare Realty Trust, Inc. REIT	216,453	7,372
Hilton Worldwide Holdings, Inc.	771,251	17,685
Host Hotels & Resorts, Inc. REIT	2,578,744	40,151
Hudson Pacific Properties, Inc. REIT	468,672	15,405
Kimco Realty Corp. REIT	654,778	18,956
LaSalle Hotel Properties REIT	1,024,185	24,447
Liberty Property Trust REIT	136,785	5,519
Life Storage, Inc. REIT	126,502	11,251
Macerich Co. (The) REIT	4,129	334
Mack-Cali Realty Corp. REIT	33,814	921
Mid-America Apartment Communities, Inc. REIT	14,356	1,349
National Retail Properties, Inc. REIT	347,648	17,678
Omega Healthcare Investors, Inc. REIT	339,662	12,041
Paramount Group, Inc. REIT	596,881	9,783
Post Properties, Inc. REIT	44,266	2,927
ProLogis, Inc. REIT	461,377	24,702
Public Storage REIT	237,121	52,911
QTS Realty Trust, Inc., Class A REIT	130,542	6,899
Regency Centers Corp. REIT	480,411	37,227
Rexford Industrial Realty, Inc. REIT	219,901	5,034
Senior Housing Properties Trust REIT	426,998	9,697
Simon Property Group, Inc. REIT	734,676	152,085
SL Green Realty Corp. REIT	46,710	5,049
Spirit Realty Capital, Inc. REIT	206,810	2,757
STORE Capital Corp. REIT	294,884	8,690
Sunstone Hotel Investors, Inc. REIT	493,008	6,306
Tanger Factory Outlet Centers, Inc. REIT	573,211	22,332
Taubman Centers, Inc. REIT	127,890	9,516
Ventas, Inc. REIT	447,546	31,610
Vornado Realty Trust REIT	871,811	88,236
Welltower, Inc. REIT	368,865	27,580

Xenia Hotels & Resorts, Inc. REIT	258,115	3,918
		1,096,702
Total Common Stocks (Cost $1,618,494)		2,021,601

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $39,113)	39,112,521	39,113
Total Investments (99.4%) (Cost $1,657,607) (h)(i)(j)		2,060,714
Other Assets in Excess of Liabilities (0.6%)		12,053
Net Assets (100.0%)		$2,072,767

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $605,000, representing less than 0.03% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at September 30, 2016.
(f)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $110,000. At September 30, 2016, this security had an aggregate market value of approximately $605,000, representing less than 0.03% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $53,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $811,434,000 and 39.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $424,504,000 and the aggregate gross unrealized depreciation is approximately $21,397,000 resulting in net unrealized appreciation of approximately $403,107,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.4%
Retail	25.9
Other*	14.4
Office	13.2
Residential	13.1
Lodging/Resorts	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
France (8.3%)
L’Oreal SA	2,537	$479
Pernod Ricard SA	1,933	229
Sanofi	1,567	119
		827
Germany (4.3%)
Bayer AG (Registered)	1,695	170
SAP SE	2,811	256
		426
Japan (1.8%)
Japan Tobacco, Inc.	4,400	180

Netherlands (2.4%)
Priceline Group, Inc. (The) (a)	105	154
RELX N.V.	4,764	86
		240
Switzerland (9.6%)
Nestle SA (Registered)	3,555	280
Novartis AG (Registered)	5,188	408
Roche Holding AG (Genusschein)	1,047	260
		948
United Kingdom (21.0%)
British American Tobacco PLC	6,556	419
Experian PLC	3,064	61
GlaxoSmithKline PLC	12,990	277
Prudential PLC	12,199	217
Reckitt Benckiser Group PLC	6,048	570
RELX PLC	6,925	131
Unilever PLC	8,459	401
		2,076
United States (50.0%)
Accenture PLC, Class A	3,347	409
Alphabet, Inc., Class A (a)	601	483
Altria Group, Inc.	4,942	312
Automatic Data Processing, Inc.	2,596	229
Coca-Cola Co.	3,125	132
Danaher Corp.	1,874	147
International Flavors & Fragrances, Inc.	702	100
Intuit, Inc.	536	59
Johnson & Johnson	2,404	284
Microsoft Corp.	9,992	576
Moody’s Corp.	506	55
Nielsen Holdings PLC	5,122	274
NIKE, Inc., Class B	5,675	299
Philip Morris International, Inc.	1,323	129
Reynolds American, Inc.	8,302	391
Time Warner, Inc.	1,866	149
Twenty-First Century Fox, Inc., Class A	5,368	130
Twenty-First Century Fox, Inc., Class B	8,032	199
Visa, Inc., Class A	4,072	337

Walt Disney Co. (The)	2,845	264
		4,958
Total Common Stocks (Cost $8,540)		9,655

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $266)	266,208	266
Total Investments (100.1%) (Cost $8,806) (c)(d)(e)		9,921
Liabilities in Excess of Other Assets (-0.1%)		(7)
Net Assets (100.0%)		$9,914

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $4,135,000 and 41.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(e)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,275,000 and the aggregate gross unrealized depreciation is approximately $160,000 resulting in net unrealized appreciation of approximately $1,115,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.8%
Pharmaceuticals	15.3
Tobacco	14.4
Information Technology Services	9.8
Software	9.0
Personal Products	8.9
Media	7.5
Household Products	5.7
Professional Services	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (89.6%)
Australia (3.3%)
Aurizon Holding Ltd.	78,745	$284
CSL Ltd.	5,870	482
		766
Belgium (3.2%)
Anheuser-Busch InBev N.V.	5,504	722

Canada (4.5%)
Brookfield Asset Management, Inc., Class A	12,156	427
Brookfield Infrastructure Partners LP	17,493	606
		1,033
China (15.6%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	103,500	471
Jiangsu Hengrui Medicine Co., Ltd., Class A	71,480	473
Kweichow Moutai Co., Ltd., Class A	4,850	217
TAL Education Group ADR (a)	20,465	1,450
Tencent Holdings Ltd. (b)	35,200	975
		3,586
Denmark (6.0%)
DSV A/S	27,467	1,372

France (13.5%)
Christian Dior SE	4,581	821
Danone SA	6,952	516
Hermes International	3,170	1,290
Pernod Ricard SA	3,918	463
		3,090
Hong Kong (2.7%)
AIA Group Ltd.	93,600	627

Japan (4.0%)
Calbee, Inc. (c)	24,200	915

Korea, Republic of (1.3%)
Loen Entertainment, Inc. (a)	4,356	309

Netherlands (4.4%)
Priceline Group, Inc. (The) (a)	683	1,005

Norway (2.8%)
Telenor ASA	13,593	234
TGS Nopec Geophysical Co., ASA	22,639	409
		643
Switzerland (4.5%)
Kuehne & Nagel International AG (Registered)	3,262	473
Nestle SA (Registered)	7,242	570
		1,043
United Kingdom (10.4%)
Burberry Group PLC	31,829	570

Diageo PLC	16,725	480
Hargreaves Lansdown PLC	25,234	416
Reckitt Benckiser Group PLC	9,838	927
		2,393
United States (13.4%)
Brookfield Business Partners LP (a)	185	5
Cognizant Technology Solutions Corp., Class A (a)	15,074	719
EPAM Systems, Inc. (a)	15,094	1,046
Globant SA (a)	13,438	566
Luxoft Holding, Inc. (a)	14,198	751
		3,087
Total Common Stocks (Cost $18,952)		20,591

Participation Note (1.6%)
China (1.6%)
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 4/25/17 (a) (Cost $337)	38,600	359

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $8)	1,684	—	@

Shares
Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	50,154	50

	Face Amount (000)
Repurchase Agreement (0.0%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $9; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $9)	$9	9
Total Securities held as Collateral on Loaned Securities (Cost $59)		59

	Shares
Investment Company (8.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $1,942)	1,942,451	1,942
Total Short-Term Investments (Cost $2,001)		2,001

Total Investments (99.9%) (Cost $21,298) Including $60 of Securities Loaned (e)(f)(g)	22,951
Other Assets in Excess of Liabilities (0.1%)	25
Net Assets (100.0%)	$22,976

(a)		Non-income producing security.
(b)		Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $60,000 and $63,000, respectively. The Portfolio received cash collateral of approximately $63,000, of which approximately $59,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $4,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $13,600,000 and 59.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(g)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,961,000 and the aggregate gross unrealized depreciation is approximately $308,000 resulting in net unrealized appreciation of approximately $1,653,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	36.2%
Textiles, Apparel & Luxury Goods	11.7
Information Technology Services	11.0
Food Products	10.8
Short-Term Investment	8.5
Beverages	8.2
Road & Rail	7.2
Diversified Consumer Services	6.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Canada (2.5%)
Barrick Gold Corp.	4,685,761	$82,969
Turquoise Hill Resources Ltd. (a)	8,111,524	23,989
		106,958
China (1.4%)
China Petroleum & Chemical Corp. H Shares (b)	51,162,000	37,637
Tencent Holdings Ltd. (b)	792,700	21,964
		59,601
France (12.3%)
AXA SA	1,477,312	31,432
L’Oreal SA	833,609	157,381
Pernod Ricard SA	1,123,486	132,927
Publicis Groupe SA	590,338	44,644
Safran SA	772,974	55,579
Sanofi	1,309,331	99,761
		521,724
Germany (7.1%)
BASF SE	544,364	46,553
Bayer AG (Registered)	1,110,560	111,549
Continental AG	213,058	44,794
SAP SE	1,107,376	100,758
		303,654
Ireland (2.2%)
Bank of Ireland (a)	98,161,715	20,451
CRH PLC	2,220,335	74,240
		94,691
Italy (0.4%)
Eni SpA	1,111,583	16,019

Japan (18.8%)
FANUC Corp.	454,700	76,957
Hitachi Ltd.	11,564,000	54,086
Inpex Corp.	4,923,400	44,637
Japan Tobacco, Inc.	3,879,300	158,489
Keyence Corp.	87,410	63,618
Mitsubishi Estate Co., Ltd.	1,343,000	25,178
MS&AD Insurance Group Holdings, Inc.	642,600	17,926
NGK Spark Plug Co., Ltd.	2,752,400	48,492
Nitto Denko Corp. (c)	758,000	49,196
Shiseido Co., Ltd.	2,405,700	63,618
Sompo Japan Nipponkoa Holdings, Inc.	2,294,400	67,891
Sumco Corp. (c)	793,600	6,529
Sumitomo Mitsui Financial Group, Inc.	1,139,951	38,420
Sumitomo Mitsui Trust Holdings, Inc.	144,499	4,689
Toyota Motor Corp.	1,012,700	58,730
USS Co., Ltd.	1,278,800	21,617
		800,073
Netherlands (7.8%)
Akzo Nobel N.V.	799,634	54,112

RELX N.V.	4,011,232	72,030
Unilever N.V. CVA	4,405,137	203,211
		329,353
Sweden (1.0%)
Nordea Bank AB	4,343,773	43,085

Switzerland (13.4%)
LafargeHolcim Ltd. (Registered) (a)	457,768	24,710
Nestle SA (Registered)	2,315,853	182,474
Novartis AG (Registered)	2,053,552	161,494
Roche Holding AG (Genusschein)	533,915	132,270
Swisscom AG (Registered)	86,496	41,063
Zurich Insurance Group AG (a)	103,713	26,689
		568,700
United Kingdom (30.8%)
Admiral Group PLC	989,695	26,284
Aviva PLC	8,429,306	48,234
British American Tobacco PLC	3,284,285	210,038
BT Group PLC	13,826,520	69,714
Bunzl PLC	2,780,718	82,278
Experian PLC	3,194,206	63,999
GlaxoSmithKline PLC	8,126,928	173,188
Imperial Brands PLC	2,514,617	129,618
Meggitt PLC	7,632,675	44,624
Prudential PLC	6,173,794	109,575
Reckitt Benckiser Group PLC	2,008,685	189,294
RELX PLC	3,484,090	66,116
Travis Perkins PLC	884,803	17,682
Wolseley PLC	1,381,858	77,892
		1,308,536
United States (0.6%)
AAC Technologies Holdings, Inc. (b)	2,676,064	27,098
Total Common Stocks (Cost $3,468,161)		4,179,492

Short-Term Investments (1.2%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	1,805,095	1,805

	Face Amount (000)	Value (000)
Repurchase Agreement (0.0%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $315; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $322)	$315	315
Total Securities held as Collateral on Loaned Securities (Cost $2,120)		2,120

	Shares	Value (000)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $51,700)	51,699,511	51,700
Total Short-Term Investments (Cost $53,820)		53,820
Total Investments (99.5%) (Cost $3,521,981) Including $6,340 of Securities Loaned (e)(f)(g)(h)		4,233,312
Other Assets in Excess of Liabilities (0.5%)		19,448
Net Assets (100.0%)		$4,252,760

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $6,340,000 and $6,748,000, respectively. The Portfolio received cash collateral of approximately $2,265,000, of which approximately $2,120,000 was subsequently invested in a Repurchase Agreement Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $145,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,483,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $103,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $3,707,751,000 and 87.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $853,036,000 and the aggregate gross unrealized depreciation is approximately $141,705,000 resulting in net unrealized appreciation of approximately $711,331,000.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at September 30, 2016:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	23,739,584	$233,553	10/24/16	$(746)

JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	54.4%
Pharmaceuticals	16.0
Tobacco	11.8
Personal Products	10.0
Insurance	7.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $746,000.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (90.9%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—

Belgium (2.5%)
Anheuser-Busch InBev N.V.	14,359	1,885

Canada (1.4%)
Brookfield Asset Management, Inc., Class A	30,868	1,086

China (22.2%)
China Resources Beer Holdings Company Ltd. (a)(d)	1,002,666	2,139
Foshan Haitian Flavouring & Food Co., Ltd., Class A	325,400	1,482
Jiangsu Hengrui Medicine Co., Ltd., Class A	242,280	1,602
Phoenix Healthcare Group Co., Ltd. (d)	618,000	1,104
TAL Education Group ADR (a)	89,251	6,322
Tencent Holdings Ltd. (d)	118,800	3,292
Yihai International Holding Ltd. (a)(d)	1,810,800	897
		16,838
Denmark (6.1%)
DSV A/S	93,001	4,644

France (6.9%)
Christian Dior SE	10,837	1,942
Hermes International	8,036	3,269
		5,211
Germany (1.8%)
Adidas AG	7,879	1,368

Hong Kong (2.0%)
AIA Group Ltd.	226,200	1,516

India (2.0%)
HDFC Bank Ltd. ADR	21,088	1,516

Japan (3.6%)
Calbee, Inc.	73,400	2,776

Korea, Republic of (7.7%)
Amorepacific Corp.	5,276	1,866
Loen Entertainment, Inc. (a)	16,080	1,140
Medy-Tox, Inc.	3,531	1,450
Osstem Implant Co., Ltd. (a)	17,609	977
ViroMed Co., Ltd. (a)	3,815	410
		5,843
Netherlands (4.2%)
Priceline Group, Inc. (The) (a)	2,160	3,178

South Africa (2.6%)
Naspers Ltd., Class N	11,359	1,969

Switzerland (1.5%)
Nestle SA (Registered)	14,434	1,137

United Kingdom (9.4%)
Burberry Group PLC	105,738	1,892
Hargreaves Lansdown PLC	85,424	1,409
Just Eat PLC (a)	224,224	1,558
Reckitt Benckiser Group PLC	24,511	2,310
		7,169
United States (17.0%)
Cognizant Technology Solutions Corp., Class A (a)	48,060	2,293
EPAM Systems, Inc. (a)	64,578	4,476
Globant SA (a)	67,699	2,851
Luxoft Holding, Inc. (a)	61,756	3,264
		12,884
Total Common Stocks (Cost $61,722)		69,020

Preferred Stock (0.1%)
India (0.1%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost - $36; acquired 10/4/13) (Cost $36)	1,590	83

Participation Notes (4.3%)
China (4.3%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/23/17 (a)	144,300	1,453
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 4/25/17 (a)	191,800	1,781
Total Participation Notes (Cost $3,090)		3,234

No. of Rights
Right (0.0%)
Korea, Republic of (0.0%)
ViroMed Co., Ltd. (a) (Cost $—)	1	—	@

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $35)	7,552	—	@

Shares
Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $3,198)	3,198,114	3,198

Total Investments (99.5%) (Cost $68,081) (g)(h)(i)	75,535
Other Assets in Excess of Liabilities (0.5%)	349
Net Assets (100.0%)	$75,884

(a)		Non-income producing security.
(b)		Security has been deemed illiquid at September 30, 2016.
(c)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $83,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)		Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to approximately $83,000 and represents 0.1% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $39,699,000 and 52.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(i)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,633,000 and the aggregate gross unrealized depreciation is approximately $2,179,000 resulting in net unrealized appreciation of approximately $7,454,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.0%
Information Technology Services	13.3
Textiles, Apparel & Luxury Goods	11.2
Diversified Consumer Services	8.4
Food Products	8.3
Beverages	7.3
Internet Software & Services	6.4
Road & Rail	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (108.7%)
Australia (12.7%)
Dexus Property Group REIT	64,842	$456
Goodman Group REIT	213,742	1,194
GPT Group REIT	224,323	870
Investa Office Fund REIT	48,222	169
Mirvac Group REIT	285,199	490
Scentre Group REIT	566,303	2,042
Shopping Centres Australasia Property Group REIT	28,817	50
Stockland REIT	196,670	718
Vicinity Centres REIT	157,033	382
Viva Energy REIT (a)	1,633	3
Westfield Corp. REIT	246,341	1,837
		8,211
Austria (0.6%)
Atrium European Real Estate Ltd.	38,670	172
BUWOG AG (a)	8,454	229
		401
China (1.0%)
China Overseas Land & Investment Ltd. (b)	70,000	240
Global Logistic Properties Ltd.	274,500	378
		618
Finland (1.2%)
Citycon Oyj	297,305	757

France (8.3%)
Fonciere Des Regions REIT	2,958	275
Gecina SA REIT	5,425	853
ICADE REIT	8,668	676
Klepierre REIT	21,746	997
Unibail-Rodamco SE REIT	9,446	2,547
		5,348
Germany (4.0%)
ADO Properties SA (c)	2,108	84
Alstria Office AG REIT (a)	1,803	25
Deutsche Euroshop AG	2,983	139
Deutsche Wohnen AG	23,633	859
LEG Immobilien AG (a)	910	87
Vonovia SE	35,925	1,360
		2,554
Hong Kong (27.0%)
Cheung Kong Property Holdings Ltd.	321,000	2,367
Hang Lung Properties Ltd.	76,000	173
Henderson Land Development Co., Ltd.	128,193	766
Hongkong Land Holdings Ltd.	467,200	3,331
Hysan Development Co., Ltd.	341,836	1,606
Kerry Properties Ltd.	9,271	31
Link REIT	231,395	1,707
New World Development Co., Ltd.	516,748	677
Sino Land Co., Ltd.	66,945	119
Sun Hung Kai Properties Ltd.	254,456	3,878

Swire Properties Ltd.	633,300	1,864
Wharf Holdings Ltd. (The)	122,117	895
		17,414
Ireland (1.7%)
Green REIT PLC	311,450	509
Hibernia REIT PLC	397,027	611
		1,120
Italy (0.2%)
Beni Stabili SpA REIT (a)	186,531	111

Japan (27.6%)
Activia Properties, Inc. REIT	95	506
Advance Residence Investment Corp. REIT	93	264
Daiwa Office Investment Corp. REIT	42	258
Frontier Real Estate Investment Corp. REIT	11	55
GLP J-REIT	361	479
Hulic Co., Ltd.	17,000	173
Hulic REIT, Inc.	18	32
Industrial & Infrastructure Fund Investment Corp. REIT	8	41
Invincible Investment Corp. REIT	869	486
Japan Hotel REIT Investment Corp. REIT	243	193
Japan Real Estate Investment Corp. REIT	156	932
Japan Rental Housing Investments, Inc. REIT	82	69
Japan Retail Fund Investment Corp. REIT	264	652
Kenedix Office Investment Corp. REIT	26	160
Mitsubishi Estate Co., Ltd.	194,000	3,637
Mitsui Fudosan Co., Ltd.	163,000	3,471
Mori Hills Investment Corp. REIT	152	227
Mori Trust Sogo Reit, Inc. REIT	213	374
Nippon Building Fund, Inc. REIT	200	1,266
Nippon Prologis, Inc. REIT	175	443
Nomura Real Estate Master Fund, Inc. REIT	686	1,146
NTT Urban Development Corp.	3,200	31
Orix, Inc. J-REIT	216	381
Sumitomo Realty & Development Co., Ltd.	66,000	1,710
Tokyo Tatemono Co., Ltd.	3,300	40
United Urban Investment Corp. REIT	425	774
		17,800
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	—

Netherlands (2.0%)
Eurocommercial Properties N.V. CVA REIT	14,397	650
Vastned Retail N.V. REIT	3,790	153
Wereldhave N.V. REIT	10,034	508
		1,311
Norway (1.3%)
Entra ASA (c)	66,114	741
Norwegian Property ASA	57,450	78
		819
Singapore (2.7%)
Ascendas Real Estate Investment Trust REIT	174,100	323
CapitaLand Commercial Trust Ltd. REIT	156,500	183

CapitaLand Ltd.	118,100	279
CapitaLand Mall Trust REIT	222,400	355
EC World Real Estate Investment Trust Unit (a)	77,500	44
Mapletree Commercial Trust REIT	53,100	62
Mapletree Logistics Trust REIT	246,745	194
Suntec REIT	30,300	38
UOL Group Ltd.	57,522	238
		1,716
Spain (1.0%)
Hispania Activos Inmobiliarios SAU REIT	3,057	41
Inmobiliaria Colonial SA	39,719	289
Merlin Properties Socimi SA REIT	26,921	318
		648
Sweden (1.8%)
Atrium Ljungberg AB, Class B	12,242	213
Castellum AB	26,071	390
Hufvudstaden AB, Class A	31,342	543
Wihlborgs Fastigheter AB	1,172	25
		1,171
Switzerland (1.8%)
PSP Swiss Property AG (Registered)	10,949	1,043
Swiss Prime Site AG (Registered) (a)	1,241	109
		1,152
United Kingdom (13.8%)
British Land Co., PLC REIT	197,213	1,620
Capital & Regional PLC REIT	218,239	171
Derwent London PLC REIT	22,979	776
Great Portland Estates PLC REIT	72,486	596
Hammerson PLC REIT	124,199	947
Helical PLC	15,602	55
Intu Properties PLC REIT	128,127	492
Kennedy Wilson Europe Real Estate PLC	20,162	263
Land Securities Group PLC REIT	153,695	2,112
LXB Retail Properties PLC (a)	265,315	232
Segro PLC REIT	86,716	511
St. Modwen Properties PLC	108,762	415
Unite Group PLC	18,402	151
Urban & Civic PLC	129,360	377
Workspace Group PLC REIT	16,854	153
		8,871
Total Common Stocks (Cost $65,070)		70,022

Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $473)	472,635	473
Total Investments (109.4%) (Cost $65,543) (g)(h)(i)		70,495
Liabilities in Excess of Other Assets (-9.4%)		(6,046)
Net Assets (100.0%)		$64,449

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2016, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at September 30, 2016.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $63,626,000 and 98.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(i)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,022,000 and the aggregate gross unrealized depreciation is approximately $3,070,000 resulting in net unrealized appreciation of approximately $4,952,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	52.0%
Retail	21.1
Office	15.5
Other*	6.3
Industrial	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.4%)
Australia (3.6%)
Macquarie Atlas Roads Group	981,414	$3,762
Sydney Airport	503,763	2,707
Transurban Group	697,470	6,082
		12,551
Brazil (0.2%)
CCR SA	110,640	576

Canada (10.6%)
Enbridge, Inc. (a)	313,876	13,795
Hydro One Ltd. (b)	68,184	1,346
Inter Pipeline Ltd.	186,228	3,932
Pembina Pipeline Corp.	134,242	4,091
TransCanada Corp. (a)	286,589	13,611
		36,775
China (6.2%)
Guangdong Investment Ltd. (c)	5,586,000	8,916
Hopewell Highway Infrastructure Ltd. (c)	20,658,500	12,649
		21,565
France (4.3%)
Aeroports de Paris	13,920	1,380
Eutelsat Communications SA	29,051	602
Groupe Eurotunnel SE	323,410	3,496
SES SA	144,521	3,545
Vinci SA	77,230	5,905
		14,928
Italy (2.3%)
Atlantia SpA	130,616	3,316
Infrastrutture Wireless Italiane SpA (b)	663,250	3,263
Snam SpA	245,630	1,361
		7,940
Japan (2.4%)
East Japan Railway Co.	19,400	1,749
Japan Airport Terminal Co., Ltd. (a)	57,500	2,186
Tokyo Gas Co., Ltd.	962,000	4,280
		8,215
Mexico (0.7%)
OHL Mexico SAB de CV (d)	1,903,290	2,526

Spain (7.3%)
Abertis Infraestructuras SA	120,369	1,874
Atlantica Yield PLC	162,992	3,099
EDP Renovaveis SA	66,760	536
Ferrovial SA	255,935	5,445
Saeta Yield SA	1,446,861	14,370
		25,324

Switzerland (1.3%)
Flughafen Zuerich AG (Registered)	22,895	4,469

United Kingdom (13.1%)
John Laing Group PLC (b)	5,953,090	21,043
National Grid PLC	967,659	13,676
Pennon Group PLC	208,801	2,412
Severn Trent PLC	121,110	3,932
United Utilities Group PLC	312,172	4,062
		45,125
United States (43.4%)
American Tower Corp. REIT	155,190	17,588
American Water Works Co., Inc.	44,240	3,311
Atmos Energy Corp.	52,612	3,918
Crown Castle International Corp. REIT	147,742	13,919
Enbridge Energy Management LLC (d)	1,460,366	37,152
Eversource Energy	89,321	4,839
Kinder Morgan, Inc.	529,170	12,240
NiSource, Inc.	67,588	1,629
Pattern Energy Group, Inc.	617,217	13,881
PG&E Corp.	216,086	13,218
SBA Communications Corp., Class A (d)	42,330	4,748
Sempra Energy	108,248	11,603
Spectra Energy Corp.	222,612	9,517
Union Pacific Corp.	24,710	2,410
Williams Cos., Inc. (The)	6,593	202
		150,175
Total Common Stocks (Cost $252,647)		330,169

Short-Term Investments (5.6%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	112,089	112

	Face Amount (000)
Repurchase Agreement (0.0%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $19; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $20)	$19	19
Total Securities held as Collateral on Loaned Securities (Cost $131)		131

	Shares	Value (000)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $19,176)	19,175,668	19,176
Total Short-Term Investments (Cost $19,307)		19,307

Total Investments (101.0%) (Cost $271,954) Including $25,128 of Securities Loaned (f)(g)(h)	349,476
Liabilities in Excess of Other Assets (-1.0%)	(3,339)
Net Assets (100.0%)	$346,137

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $25,128,000 and $26,483,000, respectively. The Portfolio received cash collateral of approximately $141,000, of which approximately $131,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At September 30, 2016, there was uninvested cash collateral of approximately $10,000, which is not reflected in the Portfolio of Investments.  The remaining collateral of approximately $26,342,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $18,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $125,149,000 and 36.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $81,068,000 and the aggregate gross unrealized depreciation is approximately $3,546,000 resulting in net unrealized appreciation of approximately $77,522,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	33.6%
Communications	12.5
Toll Roads	11.5
Electricity Transmission & Distribution	9.5
PPA Contracted Renewables	9.1
Diversified	7.6
Water	6.5
Short-Term Investment	5.5
Other**	4.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (95.3%)
Aerospace & Defense (3.9%)
United Technologies Corp.	33,146	$3,368

Capital Markets (6.3%)
MSCI, Inc.	14,865	1,248
S&P Global, Inc.	32,548	4,119
		5,367
Chemicals (1.5%)
Sherwin-Williams Co. (The)	4,533	1,254

Diversified Financial Services (3.0%)
Berkshire Hathaway, Inc., Class B (a)	17,592	2,542

Food Products (7.9%)
Kraft Heinz Co. (The)	13,301	1,191
Mead Johnson Nutrition Co.	44,064	3,482
Nestle SA ADR (Switzerland)	26,898	2,125
		6,798
Health Care Equipment & Supplies (1.5%)
Danaher Corp.	16,589	1,300

Hotels, Restaurants & Leisure (7.0%)
Chipotle Mexican Grill, Inc. (a)	999	423
Dunkin’ Brands Group, Inc.	42,026	2,189
Marriott International, Inc., Class A	31,123	2,095
Starbucks Corp.	23,288	1,261
		5,968
Information Technology Services (7.5%)
Mastercard, Inc., Class A	37,684	3,835
Visa, Inc., Class A	31,065	2,569
		6,404
Internet & Direct Marketing Retail (9.0%)
Amazon.com, Inc. (a)	9,206	7,708

Internet Software & Services (17.2%)
Alphabet, Inc., Class C (a)	5,252	4,082
Facebook, Inc., Class A (a)	59,887	7,682
LinkedIn Corp., Class A (a)	4,388	839
Twitter, Inc. (a)	91,429	2,107
		14,710
Machinery (0.2%)
Fortive Corp.	3,640	185

Media (1.0%)
Walt Disney Co. (The)	9,212	855

Multi-line Retail (1.0%)
Dollar Tree, Inc. (a)	10,490	828

Oil, Gas & Consumable Fuels (1.0%)
Phillips 66	10,660	859

Pharmaceuticals (4.5%)
Zoetis, Inc.	74,440	3,872

Professional Services (2.5%)
Verisk Analytics, Inc. (a)	26,038	2,116

Software (3.1%)
Salesforce.com, Inc. (a)	37,291	2,660

Specialty Retail (6.4%)
Home Depot, Inc.	6,753	869
L Brands, Inc.	11,552	818
Tiffany & Co.	11,359	825
TJX Cos., Inc. (The)	39,438	2,949
		5,461
Tech Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	45,028	5,090

Textiles, Apparel & Luxury Goods (4.9%)
Christian Dior SE (France)	11,803	2,115
Michael Kors Holdings Ltd. (a)	26,489	1,240
Under Armour, Inc., Class A (a)	21,158	818
		4,173
Total Common Stocks (Cost $68,886)		81,518

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $34)	7,480	1

	Shares
Short-Term Investment (8.3%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $7,119)	7,119,296	7,119
Total Investments (103.6%) (Cost $76,039) (c)(d)(e)		88,638
Liabilities in Excess of Other Assets (-3.6%)		(3,070)
Net Assets (100.0%)		$85,568

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $2,115,000 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(e)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,402,000 and the aggregate gross unrealized depreciation is approximately $803,000 resulting in net unrealized appreciation of approximately $12,599,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	27.1%
Internet Software & Services	16.6
Internet & Direct Marketing Retail	8.7
Short-Term Investment	8.0
Food Products	7.7
Information Technology Services	7.2
Hotels, Restaurants & Leisure	6.7
Specialty Retail	6.2
Capital Markets	6.1
Tech Hardware, Storage & Peripherals	5.7
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (94.6%)
Automobiles (4.4%)
Tesla Motors, Inc. (a)(b)	766,286	$156,345

Biotechnology (0.9%)
Alnylam Pharmaceuticals, Inc. (a)	184,894	12,532
Intrexon Corp. (a)(b)	448,885	12,578
Juno Therapeutics, Inc. (a)(b)	228,759	6,865
		31,975
Capital Markets (4.9%)
S&P Global, Inc.	1,379,405	174,578

Food Products (3.0%)
Mead Johnson Nutrition Co.	1,355,105	107,067

Health Care Equipment & Supplies (5.1%)
Intuitive Surgical, Inc. (a)	250,660	181,686

Health Care Technology (2.0%)
athenahealth, Inc. (a)	562,762	70,976

Hotels, Restaurants & Leisure (0.5%)
Chipotle Mexican Grill, Inc. (a)	42,060	17,812

Information Technology Services (7.4%)
Mastercard, Inc., Class A	1,583,213	161,123
Visa, Inc., Class A	1,287,024	106,437
		267,560
Internet & Direct Marketing Retail (16.0%)
Amazon.com, Inc. (a)	399,590	334,581
JD.com, Inc. ADR (China) (a)	1,419,075	37,024
Netflix, Inc. (a)	1,128,674	111,231
Priceline Group, Inc. (The) (Netherlands) (a)	62,649	92,187
		575,023
Internet Software & Services (18.0%)
Alphabet, Inc., Class C (a)	242,429	188,438
Facebook, Inc., Class A (a)	2,462,282	315,837
Tencent Holdings Ltd. (China) (c)	1,295,800	35,904
Twitter, Inc. (a)	4,643,543	107,034
		647,213
Life Sciences Tools & Services (6.1%)
Illumina, Inc. (a)	1,214,166	220,565

Pharmaceuticals (3.0%)
Zoetis, Inc.	2,068,931	107,605

Semiconductors & Semiconductor Equipment (1.0%)
NVIDIA Corp.	528,829	36,235

Software (12.6%)
Activision Blizzard, Inc.	809,186	35,847
Mobileye N.V. (a)	461,856	19,661
Salesforce.com, Inc. (a)	2,310,355	164,797

Splunk, Inc. (a)	912,914	53,570
Workday, Inc., Class A (a)	1,941,168	177,986
		451,861
Tech Hardware, Storage & Peripherals (7.4%)
Apple, Inc.	2,358,185	266,593

Textiles, Apparel & Luxury Goods (2.3%)
Michael Kors Holdings Ltd. (a)	1,050,000	49,130
Under Armour, Inc., Class A (a)(b)	901,192	34,858
		83,988
Total Common Stocks (Cost $2,021,803)		3,397,082

Preferred Stocks (3.9%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $18,812; acquired 12/22/15)	816,725	18,956

Internet & Direct Marketing Retail (3.3%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $20,638; acquired 4/16/14)	506,928	53,227
Flipkart Online Services Pvt Ltd. Series F (a)(d)(e)(f) (acquisition cost - $15,000; acquired 8/18/14)	207,900	10,838
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $54,173; acquired 12/3/15)	1,110,729	54,173
		118,238

Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $7,182; acquired 1/30/14)	375,979	5,087
Total Preferred Stocks (Cost $115,805)		142,281

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $1,794)	388,198	18

Shares
Short-Term Investments (6.1%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	116,398,522	116,399

	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $20,339; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $20,745)	$20,338	20,338
Total Securities held as Collateral on Loaned Securities (Cost $136,737)		136,737

	Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $81,265)	81,265,393	81,265
Total Short-Term Investments (Cost $218,002)		218,002
Total Investments (104.6%) (Cost $2,357,404) Including $176,070 of Securities Loaned (h)(i)(j)		3,757,383
Liabilities in Excess of Other Assets (-4.6%)		(166,191)
Net Assets (100.0%)		$3,591,192

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $176,070,000 and $177,299,000, respectively. The Portfolio received cash collateral of approximately $146,038,000, of which approximately $136,737,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $9,301,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $31,261,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at September 30, 2016.
(e)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $142,281,000, representing 4.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to approximately $142,281,000 and represents 4.0% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $68,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $35,904,000 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,526,802,000 and the aggregate gross unrealized depreciation is approximately $126,823,000 resulting in net unrealized appreciation of approximately $1,399,979,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.5%
Internet & Direct Marketing Retail	19.1
Internet Software & Services	18.0
Software	12.5
Information Technology Services	7.4
Tech Hardware, Storage & Peripherals	7.4
Life Sciences Tools & Services	6.1
Health Care Equipment & Supplies	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (86.7%)
Aerospace & Defense (9.5%)
BWX Technologies, Inc.	10,238	$393
United Technologies Corp.	5,830	592
		985
Automobiles (4.5%)
Harley-Davidson, Inc.	8,922	469

Banks (2.2%)
First Hawaiian, Inc. (a)	8,335	224

Beverages (0.1%)
Big Rock Brewery, Inc. (Canada)(a)	1,730	8

Capital Markets (0.6%)
Donnelley Financial Solutions, Inc. (a)	2,040	59

Chemicals (6.4%)
Ashland Global Holdings, Inc.	2,455	285
Mosaic Co. (The)	9,231	226
Valvoline, Inc. (a)	6,493	152
		663
Commercial Services & Supplies (2.3%)
Copart, Inc. (a)	4,332	232

Diversified Financial Services (4.6%)
Berkshire Hathaway, Inc., Class B (a)	1,216	176
Leucadia National Corp.	15,675	298
		474
Health Care Equipment & Supplies (4.4%)
Intuitive Surgical, Inc. (a)	631	457

Health Care Technology (0.2%)
Castlight Health, Inc., Class B (a)	3,986	17

Hotels, Restaurants & Leisure (3.0%)
Bojangles’, Inc. (a)	3,400	54
El Pollo Loco Holdings, Inc. (a)	5,182	65
Fiesta Restaurant Group, Inc. (a)	5,884	141
Habit Restaurants, Inc. (The)(a)	1,571	22
Papa Murphy’s Holdings, Inc. (a)	2,290	15
Wingstop, Inc.	426	13
		310
Industrial Conglomerates (3.8%)
Koninklijke Philips N.V. (Netherlands)	13,248	392

Information Technology Services (0.5%)
PayPal Holdings, Inc. (a)	1,257	52

Insurance (7.5%)
Progressive Corp. (The)	10,134	319

RenaissanceRe Holdings Ltd.	3,809	458
		777
Internet Software & Services (4.6%)
Criteo SA ADR (France)(a)	5,477	192
eBay, Inc. (a)	6,469	213
Twitter, Inc. (a)	2,856	66
		471
Leisure Products (0.7%)
Vista Outdoor, Inc. (a)	1,789	71

Machinery (20.2%)
Allison Transmission Holdings, Inc.	5,927	170
Deere & Co.	2,482	212
Joy Global, Inc.	19,804	549
Manitowoc Co., Inc. (The)	9,943	48
Manitowoc Foodservice, Inc. (a)	35,347	573
Terex Corp.	21,014	534
		2,086
Media (5.1%)
News Corp., Class A	9,888	138
Time Warner, Inc.	4,853	387
		525
Metals & Mining (0.7%)
Dominion Diamond Corp. (Canada)	7,881	77

Specialty Retail (0.3%)
Container Store Group, Inc. (The)(a)	6,747	34

Trading Companies & Distributors (2.9%)
Fastenal Co.	7,213	301

Transportation Infrastructure (2.6%)
BBA Aviation PLC (United Kingdom)	83,846	272
Total Common Stocks (Cost $8,361)		8,956

Short-Term Investment (6.5%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $670)	670,081	670
Total Investments (93.2%) (Cost $9,031) (c)(d)(e)		9,626
Other Assets in Excess of Liabilities (6.8%)		697
Net Assets (100.0%)		$10,323

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $272,000 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(e)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $789,000 and the aggregate gross unrealized depreciation is approximately $194,000 resulting in net unrealized appreciation of approximately $595,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.7%
Machinery	21.7
Aerospace & Defense	10.2
Insurance	8.1
Short-Term Investment	7.0
Chemicals	6.9
Media	5.4
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
Aerospace & Defense (4.1%)
BWX Technologies, Inc.	1,046,704	$40,162

Biotechnology (2.3%)
Agios Pharmaceuticals, Inc. (a)(b)	55,699	2,942
Alnylam Pharmaceuticals, Inc. (a)	43,754	2,966
Bellicum Pharmaceuticals, Inc. (a)(b)	245,247	4,880
Editas Medicine, Inc. (a)(b)	152,293	2,053
Intellia Therapeutics, Inc. (a)(b)	184,641	3,143
Intrexon Corp. (a)(b)	163,069	4,569
Juno Therapeutics, Inc. (a)(b)	59,649	1,790
		22,343
Capital Markets (2.6%)
Artisan Partners Asset Management, Inc., Class A	301,614	8,204
Financial Engines, Inc.	282,338	8,388
WisdomTree Investments, Inc. (b)	833,391	8,576
		25,168
Chemicals (0.4%)
Platform Specialty Products Corp. (a)	450,525	3,654

Consumer Finance (0.6%)
LendingClub Corp. (a)	946,517	5,849

Electronic Equipment, Instruments & Components (1.2%)
Cognex Corp.	130,293	6,887
FARO Technologies, Inc. (a)	127,947	4,600
		11,487
Health Care Equipment & Supplies (1.4%)
Penumbra, Inc. (a)	174,846	13,287

Health Care Providers & Services (2.1%)
HealthEquity, Inc. (a)	546,583	20,688

Health Care Technology (12.7%)
athenahealth, Inc. (a)	335,727	42,342
Castlight Health, Inc., Class B (a)(b)	1,339,967	5,574
Cotiviti Holdings, Inc. (a)	715,563	23,993
Medidata Solutions, Inc. (a)	562,472	31,363
Press Ganey Holdings, Inc. (a)	122,120	4,934
Veeva Systems, Inc., Class A (a)	365,378	15,083
		123,289
Hotels, Restaurants & Leisure (8.8%)
Fiesta Restaurant Group, Inc. (a)	605,171	14,524
Habit Restaurants, Inc. (The) (a)	499,304	6,990
Shake Shack, Inc., Class A (a)(b)	1,188,457	41,204
Wingstop, Inc.	369,622	10,830
Zoe’s Kitchen, Inc. (a)(b)	563,825	12,511
		86,059
Internet & Direct Marketing Retail (4.7%)
Blue Nile, Inc.	133,516	4,596

Etsy, Inc. (a)	914,084	13,053
MakeMyTrip Ltd. (India) (a)	247,633	5,844
Ocado Group PLC (United Kingdom) (a)	2,084,442	7,146
Wayfair, Inc., Class A (a)(b)	396,013	15,591
		46,230
Internet Software & Services (22.3%)
Angie’s List, Inc. (a)	623,461	6,179
Benefitfocus, Inc. (a)	286,602	11,441
Criteo SA ADR (France) (a)	712,859	25,029
GrubHub, Inc. (a)	1,421,463	61,109
Just Eat PLC (United Kingdom) (a)	2,074,212	14,410
New Relic, Inc. (a)	337,677	12,940
Quotient Technology, Inc. (a)(b)	487,366	6,487
Shutterstock, Inc. (a)	436,349	27,795
Twitter, Inc. (a)	777,980	17,932
Zillow Group, Inc., Class A (a)	320,270	11,033
Zillow Group, Inc., Class C (a)	644,209	22,322
		216,677
Machinery (6.3%)
Joy Global, Inc.	178,688	4,957
Manitowoc Foodservice, Inc. (a)	1,565,753	25,396
Terex Corp.	1,218,091	30,952
		61,305
Multi-line Retail (2.6%)
Ollie’s Bargain Outlet Holdings, Inc. (a)	954,561	25,019

Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(d)	6,682,555	—

Personal Products (0.3%)
elf Beauty, Inc. (a)	115,145	3,238

Professional Services (6.8%)
Advisory Board Co. (The) (a)	801,263	35,849
CEB, Inc.	273,534	14,899
WageWorks, Inc. (a)	258,747	15,760
		66,508
Software (6.5%)
Ellie Mae, Inc. (a)	102,727	10,817
Guidewire Software, Inc. (a)	423,012	25,372
Take-Two Interactive Software, Inc. (a)	212,987	9,602
Xero Ltd. (Australia) (a)	281,926	3,983
Zendesk, Inc. (a)	436,758	13,413
		63,187
Specialty Retail (6.7%)
At Home Group, Inc. (a)	310,076	4,697
Burlington Stores, Inc. (a)	162,364	13,155
Five Below, Inc. (a)	1,002,033	40,372
Restoration Hardware Holdings, Inc. (a)(b)	213,076	7,368
		65,592
Total Common Stocks (Cost $707,091)		899,742

Preferred Stocks (7.1%)
Health Care Technology (0.7%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	6,604

Hotels, Restaurants & Leisure (1.7%)
Blue Bottle Coffee, Inc. Series B (a)(c)(d)(e) (acquisition cost - $13,714; acquired 1/24/14)	947,792	16,823

Internet & Direct Marketing Retail (2.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $9,579; acquired 10/4/13)	417,464	21,763

Internet Software & Services (0.9%)
Doximity, Inc. Series C (a)(c)(d)(e) (acquisition cost - $8,482; acquired 4/10/14)	1,759,434	8,410
Mode Media Corporation Series M-1 (a)(c)(d)(e) (acquisition cost - $5,449; acquired 3/19/08)	361,920	—
Mode Media Corporation Escrow Series M-1 (a)(c)(d)(e) (acquisition cost - $506; acquired 3/19/08)	51,702	—
		8,410
Software (1.6%)
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	2,554,715	10,398
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	5,674
		16,072
Tobacco (0.0%)
NJOY, Inc. Series D (a)(c)(d)(e) (acquisition cost - $6,363; acquired 2/14/14)	375,918	—
Total Preferred Stocks (Cost $71,490)		69,672

	Face Amount (000)	Value (000)
Promissory Notes (0.0%)
Internet Software & Services (0.0%)
Mode Media Corporation 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $2,301; acquired 3/19/08)	$793	—
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $38; acquired 3/19/08)	29	—
Total Promissory Notes (Cost $2,339)		—

Notional Amount (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $516)	111,793	5

	Shares	Value (000)
Short-Term Investments (9.1%)
Securities held as Collateral on Loaned Securities (7.4%)
Investment Company (6.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	61,188,985	61,189

	Face Amount (000)
Repurchase Agreement (1.1%)
Merrill Lynch & Co., Inc., (0.50%, dated 9/30/16, due 10/3/16; proceeds $10,692; fully collateralized by a U.S. Government agency security; 4.00% due 12/1/45; valued at $10,905)	$10,692	10,692
Total Securities held as Collateral on Loaned Securities (Cost $71,881)		71,881

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $16,657)	16,657,421	16,657
Total Short-Term Investments (Cost $88,538)		88,538
Total Investments (108.6%) (Cost $869,974) Including $78,297 of Securities Loaned (g)(h)(i)		1,057,957
Liabilities in Excess of Other Assets (-8.6%)		(84,029)
Net Assets (100.0%)		$973,928

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $78,297,000 and $79,899,000, respectively. The Portfolio received cash collateral of approximately $76,770,000, of which approximately $71,881,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash collateral of approximately $4,889,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,129,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower

(c)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $69,672,000, representing 7.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2016.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to approximately $69,672,000 and represents 7.2% of net assets.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $40,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $3,983,000 and 0.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio engaged in cross-trade sales of approximately $2,830,000 which resulted in net realized gains of approximately $592,000.

(i)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $245,912,000 and the aggregate gross unrealized depreciation is approximately $57,929,000 resulting in net unrealized appreciation of approximately $187,983,000.

ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	22.8%
Other**	19.0
Health Care Technology	13.2
Hotels, Restaurants & Leisure	10.4
Software	8.0
Internet & Direct Marketing Retail	6.9
Professional Services	6.8
Specialty Retail	6.7
Machinery	6.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Aerospace & Defense (5.2%)
Northrop Grumman Corp.	1,920	$411

Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	715	78

Airlines (1.0%)
Southwest Airlines Co.	2,068	81

Banks (0.9%)
JPMorgan Chase & Co.	1,114	74

Biotechnology (3.0%)
Amgen, Inc.	1,416	236

Capital Markets (7.3%)
BlackRock, Inc.	504	183
Franklin Resources, Inc.	8,757	311
Invesco Ltd.	2,681	84
		578
Consumer Finance (0.9%)
Synchrony Financial	2,564	72

Diversified Telecommunication Services (6.0%)
Verizon Communications, Inc.	9,066	471

Electrical Equipment (3.6%)
Emerson Electric Co.	5,217	284

Energy Equipment & Services (5.8%)
National Oilwell Varco, Inc.	4,268	157
Schlumberger Ltd.	3,886	306
		463
Food & Staples Retailing (4.9%)
CVS Health Corp.	4,396	391

Health Care Equipment & Supplies (4.5%)
Danaher Corp.	4,521	354

Health Care Providers & Services (1.0%)
Cigna Corp.	585	76

Hotels, Restaurants & Leisure (3.1%)
Starbucks Corp.	4,517	245

Household Durables (2.8%)
Newell Brands, Inc.	4,170	220

Information Technology Services (0.5%)
Mastercard, Inc., Class A	381	39

Insurance (2.8%)
Allied World Assurance Co. Holdings AG	2,220	90

AmTrust Financial Services, Inc.	5,014	134
		224
Internet Software & Services (7.4%)
Alphabet, Inc., Class A (a)	730	587

Machinery (5.6%)
Fortive Corp.	714	36
Illinois Tool Works, Inc.	3,396	407
		443
Media (6.2%)
Comcast Corp., Class A	7,395	491

Metals & Mining (2.1%)
Agnico-Eagle Mines Ltd. (Canada)	3,074	167

Pharmaceuticals (5.5%)
Allergan PLC (a)	1,889	435

Semiconductors & Semiconductor Equipment (9.9%)
Broadcom Ltd.	408	70
QUALCOMM, Inc.	4,889	335
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	12,419	380
		785
Specialty Retail (1.4%)
Lowe’s Cos., Inc.	1,515	109

Tech Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	3,486	394
Total Common Stocks (Cost $7,463)		7,708

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $100)	100,325	100
Total Investments (98.7%) (Cost $7,563) (c)(d)		7,808
Other Assets in Excess of Liabilities (1.3%)		103
Net Assets (100.0%)		$7,911

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the period ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(d)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $336,000 and the aggregate gross unrealized depreciation is approximately $91,000 resulting in net unrealized appreciation of approximately $245,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.2%
Semiconductors & Semiconductor Equipment	10.1
Internet Software & Services	7.5
Capital Markets	7.4
Media	6.3
Diversified Telecommunication Services	6.0
Energy Equipment & Services	5.9
Machinery	5.7
Pharmaceuticals	5.6
Aerospace & Defense	5.3
Tech Hardware, Storage & Peripherals	5.0
Food & Staples Retailing	5.0
Total Investments	100.0%

*                 Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (94.8%)
Apartments (17.1%)
Apartment Investment & Management Co., Class A REIT	193,053	$8,863
AvalonBay Communities, Inc. REIT	206,163	36,664
Camden Property Trust REIT	239,880	20,088
Equity Residential REIT	935,276	60,166
Essex Property Trust, Inc. REIT	72,705	16,191
Post Properties, Inc. REIT	30,924	2,045
		144,017
Data Centers (1.3%)
Digital Realty Trust, Inc. REIT	55,160	5,357
QTS Realty Trust, Inc., Class A REIT	110,158	5,822
		11,179
Diversified (7.1%)
Vornado Realty Trust REIT	593,776	60,096

Health Care (8.0%)
Healthcare Realty Trust, Inc. REIT	161,334	5,495
Omega Healthcare Investors, Inc. REIT	224,458	7,957
Senior Housing Properties Trust REIT	235,533	5,349
Ventas, Inc. REIT	357,971	25,284
Welltower, Inc. REIT	315,754	23,609
		67,694
Industrial (4.3%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	8,387
Duke Realty Corp. REIT	211,655	5,785
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	2,569
Liberty Property Trust REIT	12,187	492
ProLogis, Inc. REIT	275,596	14,755
Rexford Industrial Realty, Inc. REIT	172,117	3,940
		35,928
Lodging/Resorts (8.7%)
Chesapeake Lodging Trust REIT	309,514	7,088
Hilton Worldwide Holdings, Inc.	532,270	12,205
Host Hotels & Resorts, Inc. REIT	2,035,633	31,695
LaSalle Hotel Properties REIT	622,093	14,849
Sunstone Hotel Investors, Inc. REIT	343,833	4,398
Xenia Hotels & Resorts, Inc. REIT	181,906	2,761
		72,996
Manufactured Homes (0.3%)
Equity Lifestyle Properties, Inc. REIT	36,699	2,833

Office (11.8%)
Boston Properties, Inc. REIT	345,765	47,124
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	372
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,893
Columbia Property Trust, Inc. REIT	44,770	1,002
Corporate Office Properties Trust REIT	69,854	1,980
Cousins Properties, Inc. REIT	618,885	6,461
Douglas Emmett, Inc. REIT	295,264	10,816
Hudson Pacific Properties, Inc. REIT	461,866	15,182

Mack-Cali Realty Corp. REIT	30,842	840
Paramount Group, Inc. REIT	418,792	6,864
SL Green Realty Corp. REIT	33,250	3,594
		99,128
Regional Malls (17.9%)
CBL & Associates Properties, Inc. REIT	31,965	388
General Growth Properties, Inc. REIT	1,124,141	31,026
Simon Property Group, Inc. REIT	541,897	112,178
Taubman Centers, Inc. REIT	91,057	6,776
		150,368
Retail Free Standing (2.5%)
National Retail Properties, Inc. REIT	237,831	12,094
Spirit Realty Capital, Inc. REIT	149,620	1,994
STORE Capital Corp. REIT	227,722	6,711
		20,799
Self Storage (5.6%)
CubeSmart REIT	141,539	3,858
Life Storage, Inc. REIT	100,781	8,963
Public Storage REIT	155,743	34,753
		47,574
Shopping Centers (9.1%)
Acadia Realty Trust REIT	37,907	1,374
Brixmor Property Group, Inc. REIT	170,170	4,729
DDR Corp. REIT	209,002	3,643
Equity One, Inc. REIT	169,509	5,189
Federal Realty Investment Trust REIT	1,580	243
Kimco Realty Corp. REIT	480,355	13,906
Regency Centers Corp. REIT	396,583	30,731
Tanger Factory Outlet Centers, Inc. REIT	432,299	16,842
		76,657
Single Family Homes (0.2%)
American Homes 4 Rent, Class A REIT	67,360	1,458

Specialty (0.9%)
Gaming and Leisure Properties, Inc. REIT	216,813	7,252
Total Common Stocks (Cost $539,171)		797,979

Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $40,806)	40,805,879	40,806
Total Investments (99.6%) (Cost $579,977) (f)(g)		838,785
Other Assets in Excess of Liabilities (0.4%)		3,547
Net Assets (100.0%)		$842,332

(a)

At September 30, 2016, the Portfolio held fair valued securities valued at approximately $16,221,000, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)	Security has been deemed illiquid at September 30, 2016.

(c)	Non-income producing security.
(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a current cost basis of approximately $45,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $6,695,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $6,867,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $467,000. At September 30, 2016, these securities had an aggregate market value of approximately $16,221,000, representing 1.9% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $27,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(g)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $265,598,000 and the aggregate gross unrealized depreciation is approximately $6,790,000 resulting in net unrealized appreciation of approximately $258,808,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	17.9%
Apartments	17.2
Other*	14.3
Office	11.8
Shopping Centers	9.1
Lodging/Resorts	8.7
Health Care	8.1
Diversified	7.2
Self Storage	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (96.7%)
Argentina (9.5%)
Corporate Bonds (7.3%)
IRSA Propiedades Comerciales SA,
8.75%, 3/23/23 (a)		$350	$393
Province of Salta Argentina,
9.13%, 7/7/24 (a)	300		330
Provincia de Cordoba,
7.13%, 6/10/21 (a)	150		158
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)	240		241
Provincia del Chubut Argentina,
7.75%, 7/26/26 (a)	180		185
YPF SA,
8.88%, 12/19/18	460		510
			1,817
Sovereign (2.2%)
Argentina Bonar Bonds,
27.92%, 10/9/17 (b)	ARS	1,440	95
Argentina Treasury Bond,
2.50%, 7/22/21	890		62
Argentine Republic Government International Bond,
6.88%, 4/22/21 (a)		$260	284
Republic of Argentina,
0.01%, 10/3/21	ARS	1,950	127
			568
			2,385
Brazil (7.4%)
Corporate Bonds (3.2%)
BRF GmbH,
4.35%, 9/29/26 (a)		$240	236
Cosan Luxembourg SA,
7.00%, 1/20/27 (a)	240		251
Petrobras Global Finance BV,
8.38%, 5/23/21	280		307
			794
Sovereign (4.2%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19	BRL	413	100
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	3,189		937
			1,037
			1,831
Chile (0.8%)
Corporate Bond (0.8%)
Cencosud SA,
4.88%, 1/20/23		$200	212

Colombia (5.9%)
Corporate Bond (1.7%)
Millicom International Cellular SA,
6.63%, 10/15/21	400		418

Sovereign (4.2%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	254,000	80
5.00%, 6/15/45	$266		289
11.75%, 2/25/20	116		152
Colombian TES,
7.75%, 9/18/30	COP	230,000	84
10.00%, 7/24/24	847,300		350
11.00%, 7/24/20	210,000		84
			1,039
			1,457
Dominican Republic (3.9%)
Corporate Bond (0.9%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(c)	$200		214

Sovereign (3.0%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)	460		518
6.88%, 1/29/26 (a)	100		116
7.45%, 4/30/44 (a)	100		119
			753
			967
Ecuador (1.8%)
Sovereign (1.8%)
Ecuador Government International Bond,
10.75%, 3/28/22 (a)	440		450

Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	200		209

Hungary (2.5%)
Sovereign (2.5%)
Hungary Government Bond,
3.00%, 6/26/24	HUF	116,670	438
5.50%, 6/24/25	38,970		173
			611
India (1.9%)
Corporate Bonds (1.9%)
Greenko Dutch BV,
8.00%, 8/1/19	$250		268
Greenko Investment Co.,
4.88%, 8/16/23 (a)	200		197
			465

Indonesia (9.9%)
Corporate Bonds (5.8%)
Jababeka International BV,
7.50%, 9/24/19	460		492
MPM Global Pte Ltd.,
6.75%, 9/19/19	450		473
Pakuwon Prima Pte Ltd.,
7.13%, 7/2/19	450		476
			1,441
Sovereign (4.1%)
Indonesia Treasury Bond,
8.75%, 5/15/31	IDR	1,310,000	113
9.00%, 3/15/29	10,370,000		909
			1,022
			2,463
Ivory Coast (1.9%)
Sovereign (1.9%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (a)	$200		202
5.75%, 12/31/32	271		267
			469
Jamaica (2.1%)
Corporate Bond (1.6%)
Digicel Group Ltd.,
8.25%, 9/30/20	460		402
Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39	100		120
			522
Kazakhstan (2.0%)
Corporate Bond (2.0%)
Zhaikmunai LLP,
7.13%, 11/13/19	550		510
Malaysia (3.9%)
Sovereign (3.9%)
Malaysia Government Bond,
3.39%, 3/15/17	MYR	208	50
3.66%, 10/15/20	675		166
3.96%, 9/15/25	1,855		458
4.16%, 7/15/21	215		54
4.18%, 7/15/24	124		31
4.50%, 4/15/30	831		212
			971
Mexico (5.5%)
Sovereign (5.5%)
Mexican Bonos,
6.50%, 6/10/21	MXN	1,481	79

7.75%, 5/29/31		765	45
10.00%, 12/5/24		5,600	365
Series M
8.00%, 6/11/20		5,600	311
Mexico City Airport Trust,
5.50%, 10/31/46 (a)		$200	197
Petroleos Mexicanos,
3.50%, 1/30/23		$79	75
6.88%, 8/4/26 (a)		260	294
			1,366
Mongolia (0.9%)
Sovereign (0.9%)
Mongolia Government International Bond,
10.88%, 4/6/21		200	215

Namibia (1.0%)
Sovereign (1.0%)
Namibia International Bonds,
5.25%, 10/29/25 (a)		232	246

Nigeria (2.5%)
Corporate Bond (1.7%)
Zenith Bank PLC,
6.25%, 4/22/19		440	430

Sovereign (0.8%)
Nigeria Government International Bond,
6.38%, 7/12/23		200	197
			627
Panama (0.8%)
Sovereign (0.8%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	212

Peru (0.6%)
Sovereign (0.6%)
Peruvian Government International Bond,
6.35%, 8/12/28 (a)(d)	PEN	130	38
(Units)
6.95%, 8/12/31 (c)		380	123
			161
Philippines (4.5%)
Corporate Bonds (4.5%)
Petron Corp.,
7.50%, 8/6/18 (b)(e)		$480	513
Royal Capital B.V.,
5.50%, 5/5/21 (b)(e)		570	597
			1,110
Poland (4.0%)
Sovereign (4.0%)
Poland Government Bond,
3.25%, 7/25/25	PLN	2,254	608
4.00%, 10/25/23		915	260

5.75%, 10/25/21 — 9/23/22	400		122
			990
Romania (0.5%)
Sovereign (0.5%)
Romania Government Bond,
4.75%, 2/24/25	RON	425	123
5.85%, 4/26/23	50		15
			138
Russia (5.5%)
Corporate Bond (1.1%)
GTH Finance BV,
7.25%, 4/26/23 (a)	$260		283

Sovereign (4.4%)
Russian Federal Bond - OFZ,
6.20%, 1/31/18	RUB	5,172	80
6.80%, 12/11/19	18,200		277
7.00%, 8/16/23	3,397		51
7.60%, 7/20/22	16,800		261
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	$400		432
			1,101
			1,384
South Africa (4.0%)
Sovereign (4.0%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25	260		268
South Africa Government Bond,
6.75%, 3/31/21	ZAR	1,170	81
8.00%, 1/31/30	8,871		596
10.50%, 12/21/26	600		49
			994
Thailand (2.0%)
Sovereign (2.0%)
Thailand Government Bond,
3.63%, 6/16/23	THB	10,100	323
4.88%, 6/22/29	4,500		166
			489
Turkey (2.2%)
Sovereign (2.2%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	955	284
8.00%, 3/12/25	503		154
10.40%, 3/20/24	290		102
			540
Ukraine (1.9%)
Sovereign (1.9%)
Ukraine Government International Bond,
7.75%, 9/1/26	$500		475

United Arab Emirates (1.9%)
Corporate Bond (1.9%)
MAF Global Securities Ltd.,
7.13%, 10/29/18 (b)(e)	450	477

Venezuela (3.8%)
Sovereign (3.8%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	2,222	939

Zambia (0.8%)
Sovereign (0.8%)
Zambia Government International Bond,
8.50%, 4/14/24	200	197
Total Fixed Income Securities (Cost $23,029)		24,082

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b) (Cost $—)	1,495	1

Shares
Short-Term Investments (2.7%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $350)	349,686	350

	Face Amount (000)
Argentina (1.3%)
Sovereign (1.3%)
Letras del Banco Central de la Republica Argentina,
28.25%, 1/11/17	ARS	410	25
29.50%, 1/11/17	410		25
30.25%, 12/28/16	3,000		185
30.50%, 12/28/16	1,400		86
Total Sovereign (Cost $342)			321
Total Short-Term Investments (Cost $692)			671
Total Investments (99.4%) (Cost $23,721) (g)(h)(i)			24,754
Other Assets in Excess of Liabilities (0.6%)			161
Net Assets (100.0%)			$24,915

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.
(c)	Consists of one or more classes of securities traded together as a unit.

(d)	When-issued security.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2016.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and a futures contract.
(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(i)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,492,000 and the aggregate gross unrealized depreciation is approximately $459,000 resulting in net unrealized appreciation of approximately $1,033,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	MXN	1,100		$58	10/3/16	$1
JPMorgan Chase Bank NA	MXN	1,850		$98	10/3/16	2
JPMorgan Chase Bank NA	MXN	1,700		$89	10/3/16	1
JPMorgan Chase Bank NA	PEN	491		$145	10/3/16	(— @)
JPMorgan Chase Bank NA		$86	MXN	1,700	10/3/16	2
JPMorgan Chase Bank NA		$123	MXN	2,300	10/3/16	(5)
JPMorgan Chase Bank NA		$157	MXN	3,000	10/3/16	(2)
JPMorgan Chase Bank NA		$190	MXN	3,700	10/3/16	1
JPMorgan Chase Bank NA		$29	MXN	562	10/3/16	— @
JPMorgan Chase Bank NA		$144	PEN	491	10/3/16	1
State Street Bank and Trust Co.	MXN	6,612		$350	10/3/16	9
State Street Bank and Trust Co.	BRL	1,047		$317	10/4/16	(5)
State Street Bank and Trust Co.		$97	BRL	310	10/4/16	(2)
State Street Bank and Trust Co.		$88	BRL	285	10/4/16	(— @)
State Street Bank and Trust Co.		$75	BRL	240	10/4/16	(1)
State Street Bank and Trust Co.	IDR	850,000		$64	10/6/16	(1)
State Street Bank and Trust Co.	IDR	3,000,000		$229	10/6/16	(1)
State Street Bank and Trust Co.		$116	IDR	1,546,000	10/6/16	2
State Street Bank and Trust Co.		$160	IDR	2,100,000	10/6/16	1
JPMorgan Chase Bank NA	TRY	370		$123	10/7/16	(— @)
JPMorgan Chase Bank NA	TRY	270		$91	10/7/16	1
JPMorgan Chase Bank NA		$87	TRY	258	10/7/16	(1)
JPMorgan Chase Bank NA		$62	TRY	185	10/7/16	(1)
JPMorgan Chase Bank NA		$244	TRY	717	10/7/16	(5)
JPMorgan Chase Bank NA	SGD	180		$132	10/13/16	(— @)
JPMorgan Chase Bank NA	SGD	320		$235	10/13/16	1
JPMorgan Chase Bank NA		$118	SGD	160	10/13/16	(1)
JPMorgan Chase Bank NA		$125	SGD	170	10/13/16	(— @)
State Street Bank and Trust Co.	COP	346,000		$117	10/14/16	(3)
State Street Bank and Trust Co.	COP	730,000		$245	10/14/16	(8)
State Street Bank and Trust Co.	RUB	13,264		$203	10/14/16	(8)
State Street Bank and Trust Co.		$128	COP	376,000	10/14/16	2
State Street Bank and Trust Co.		$134	COP	400,000	10/14/16	4
State Street Bank and Trust Co.		$115	COP	340,000	10/14/16	3
State Street Bank and Trust Co.		$119	INR	8,000	10/14/16	1
State Street Bank and Trust Co.		$128	INR	8,600	10/14/16	— @
State Street Bank and Trust Co.		$35	PHP	1,650	10/14/16	(— @)
State Street Bank and Trust Co.		$58	RUB	3,700	10/14/16	— @
JPMorgan Chase Bank NA	HUF	33,400		$121	10/17/16	(1)
JPMorgan Chase Bank NA	HUF	48,000		$176	10/17/16	1
JPMorgan Chase Bank NA	PLN	580		$151	10/17/16	(1)
JPMorgan Chase Bank NA	PLN	630		$164	10/17/16	(— @)
JPMorgan Chase Bank NA		$121	HUF	33,500	10/17/16	1
JPMorgan Chase Bank NA		$23	HUF	6,409	10/17/16	— @
JPMorgan Chase Bank NA		$194	PLN	740	10/17/16	(1)
JPMorgan Chase Bank NA		$130	PLN	504	10/17/16	2
JPMorgan Chase Bank NA		$139	RON	549	10/17/16	(— @)
JPMorgan Chase Bank NA		$132	THB	4,600	10/17/16	1
JPMorgan Chase Bank NA		$1	ZAR	10	10/17/16	— @
State Street Bank and Trust Co.	MYR	1,099		$266	10/21/16	— @
State Street Bank and Trust Co.		$140	MYR	575	10/21/16	(1)
JPMorgan Chase Bank NA	EUR	225		$252	10/25/16	(1)

JPMorgan Chase Bank NA		$259	EUR	230	10/25/16	(—	@)
State Street Bank and Trust Co.		$8	CLP	5,500	10/27/16	—	@
State Street Bank and Trust Co.		$125	CLP	82,700	10/27/16	1
State Street Bank and Trust Co.		$145	PEN	491	10/27/16	(—	@)
JPMorgan Chase Bank NA	MXN	562		$29	10/31/16	—	@
State Street Bank and Trust Co.	BRL	212		$65	11/3/16	—	@
State Street Bank and Trust Co.	IDR	204,000		$16	11/3/16	—	@
State Street Bank and Trust Co.		$90	BRL	295	11/3/16	(—	@)
Citibank NA	ARS	960		$58	12/30/16	(2)
Citibank NA	ARS	1,060		$63	12/30/16	(3)
Citibank NA	ARS	1,070		$64	12/30/16	(3)
Citibank NA		$120	ARS	1,900	12/30/16	(1)
Citibank NA	ARS	780		$48	1/18/17	(—	@)
Citibank NA	ARS	230		$14	1/18/17	(—	@)
Citibank NA		$62	ARS	1,010	1/18/17	—	@
Citibank NA	ARS	1,000		$57	6/13/17	(1)
Citibank NA	ARS	1,100		$62	6/13/17	(2)
Citibank NA	ARS	2,100		$115	6/13/17	(7)
Citibank NA		$127	ARS	2,200	6/13/17	1
Citibank NA		$58	ARS	1,000	6/13/17	—	@
						$(29)

Futures Contract:

The Portfolio had the following futures contract open at September 30, 2016:

	Number of Contract	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
German Euro BOBL (Germany)	3	$(445)	Dec-16	$(1)

@		Value is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	62.7%
Corporate Bonds	34.6
Other*	2.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include an open short futures contract with an underlying face amount of approximately $445,000 with unrealized depreciation of approximately $1,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $29,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (88.0%)
Argentina (2.7%)
Banco Macro SA ADR	4,597	$360
BBVA Banco Frances SA ADR	12,815	255
		615
Bangladesh (1.7%)
Brac Bank Ltd.	167,528	128
Olympic Industries Ltd.	63,768	249
		377
Brazil (4.7%)
Adecoagro SA (a)	20,420	233
Raia Drogasil SA	22,966	468
Ser Educacional SA (b)	66,716	354
		1,055
China (16.1%)
Bitauto Holdings Ltd. ADR (a)	12,800	372
Canvest Environmental Protection Group Co., Ltd. (c)	1,023,000	467
CT Environmental Group Ltd. (c)	1,282,000	374
Dawnrays Pharmaceutical Holdings Ltd. (c)	388,000	254
New Oriental Education & Technology Group, Inc. ADR (a)	5,330	247
TAL Education Group ADR (a)(d)	8,700	616
Tarena International, Inc. ADR	23,500	340
Wisdom Sports Group (a)(c)(d)	1,035,000	368
Yestar International Holdings Co., Ltd. (c)	1,195,000	583
		3,621
Egypt (1.6%)
Credit Agricole Egypt SAE	79,501	211
Integrated Diagnostics Holdings PLC (b)	40,527	137
		348
India (3.6%)
Axis Bank Ltd. GDR	5,589	224
Dr Reddy’s Laboratories Ltd. ADR	6,125	285
Larsen & Toubro Ltd. GDR	14,298	306
		815
Indonesia (4.5%)
Jasa Marga Persero Tbk PT	840,600	297
Matahari Department Store Tbk PT	341,300	485
Mitra Keluarga Karyasehat Tbk PT	1,048,800	224
		1,006
Kenya (1.4%)
East African Breweries Ltd.	111,000	305

Korea, Republic of (14.2%)
Boryung Pharmaceutical Co., Ltd.	7,487	469
Daewon Pharmaceutical Co., Ltd.	24,243	416
Fila Korea Ltd.	3,890	338
Hanwha Techwin Co., Ltd.	6,562	379
Hugel, Inc. (a)	637	247

Hyundai Development Co-Engineering & Construction	9,280	433
Loen Entertainment, Inc. (a)	5,681	403
Medy-Tox, Inc.	535	220
Nasmedia Co., Ltd.	7,561	294
		3,199
Mexico (4.7%)
Alsea SAB de CV	52,519	178
Banregio Grupo Financiero SAB de CV	92,951	532
Grupo Aeroportuario del Centro Norte SAB de CV	59,673	352
		1,062
Pakistan (2.9%)
Habib Bank Ltd.	171,400	363
Maple Leaf Cement Factory Ltd.	320,000	293
		656
Philippines (3.3%)
Megawide Construction Corp. (a)	692,200	227
Puregold Price Club, Inc.	268,100	235
Xurpas, Inc.	917,000	276
		738
Poland (3.0%)
CCC SA	4,902	228
KRUK SA	4,578	285
LPP SA	148	152
		665
Romania (2.7%)
Banca Transilvania SA	509,306	304
BRD-Groupe Societe Generale SA	105,652	294
		598
South Africa (4.6%)
AVI Ltd.	65,014	445
EOH Holdings Ltd.	22,595	277
Famous Brands Ltd.	26,504	319
		1,041
Taiwan (13.4%)
Cub Elecparts, Inc.	32,000	353
Eclat Textile Co., Ltd.	47,735	572
Gourmet Master Co., Ltd.	46,200	461
Grape King Bio Ltd.	52,000	432
Mercuries Life Insurance Co., Ltd.	785,400	373
PChome Online, Inc.	33,142	392
Poya International Co., Ltd.	29,200	435
		3,018
Thailand (2.9%)
Mega Lifesciences PCL (Foreign)	384,600	212
Robinson Department Store PCL (Foreign)	118,300	208

Sino-Thai Engineering & Construction PCL (Foreign)	326,400	223
		643
Total Common Stocks (Cost $17,586)		19,762
Participation Note (1.7%)
Vietnam (1.7%)
Bank for Foreign Trade of Vietnam JSC, Equity Linked Notes, expires 12/17/18 (a) (Cost $317)	219,496	378

Investment Companies (9.9%)
India (5.1%)
iShares MSCI India Small-Cap ETF	31,173	1,146

United States (4.8%)
iShares MSCI Emerging Markets Small-Cap ETF	24,472	1,085
Total Investment Companies (Cost $2,058)		2,231

Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $372)	371,921	372

Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $420)	420,197	420
Total Short-Term Investments (Cost $792)		792
Total Investments (103.2%) (Cost $20,753) Including $335 of Securities Loaned (f)(g)(h)		23,163
Liabilities in Excess of Other Assets (-3.2%)		(717)
Net Assets (100.0%)		$22,446

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were approximately $335,000 and $372,000, respectively. The Portfolio received cash collateral of approximately $372,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $14,361,000 and 64.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,083,000 and the aggregate gross unrealized depreciation is approximately $673,000 resulting in net unrealized appreciation of approximately $2,410,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	61.9%
Banks	13.4
Pharmaceuticals	7.2
Diversified Consumer Services	6.8
Textiles, Apparel & Luxury Goods	5.7
Wireless Telecommunication Services	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2016 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the” Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports and official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Multi-Asset
Assets:
Common Stocks
Airlines	$4,004	$5,024	$—		$9,028
Automobiles	253	4,250	—		4,503
Banks	6,563	3,921	—	†	10,484 †
Building Products	703	1,983	—		2,686
Capital Markets	2,182	1,010	—		3,192
Chemicals	183	—	—		183
Commercial Services & Supplies	—	422	—		422
Construction & Engineering	703	2,639	—		3,342
Construction Materials	1,981	—	—		1,981
Consumer Finance	652	—	—		652
Diversified Financial Services	1,261	—	—		1,261
Equity Real Estate Investment Trusts (REITs)	11,494	— @	—		11,494
Hotels, Restaurants & Leisure	1,090	—	—		1,090
Household Durables	2,242	—	—		2,242
Information Technology Services	2,292	—	—		2,292
Insurance	442	—	—		442
Media	592	1,368	—		1,960
Paper & Forest Products	121	—	—		121
Pharmaceuticals	6,763	—	—		6,763
Professional Services	874	1,360	—		2,234
Real Estate Management & Development	515	—	—		515
Road & Rail	—	502	—		502
Semiconductors & Semiconductor Equipment	—	—	2		2
Thrifts & Mortgage Finance	204	—	—		204
Trading Companies & Distributors	162	363	—		525
Transportation Infrastructure	111	1,613	—		1,724
Total Common Stocks	45,387	24,455	2	†	69,844 †
Rights	—	1	—		1
Fixed Income Securities
Sovereign	—	8,381	—		8,381
U.S. Treasury Security	—	23,288	—		23,288
Total Fixed Income Securities	—	31,669	—		31,669
Put Option Purchased	—	191	—		191
Short-Term Investments
Investment Company	58,031	—	—		58,031
Sovereign	—	2,573	—		2,573
U.S. Treasury Securities	—	7,106	—		7,106
Total Short-Term Investments	58,031	9,679	—		67,710
Foreign Currency Forward Exchange Contracts	—	1,516	—		1,516
Futures Contracts	177	—	—		177
Interest Rate Swap Agreements	—	1,349	—		1,349
Total Return Swap Agreements	—	1,196	—		1,196
Total Assets	103,595	70,056	2	†	173,653 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,039)	—		(1,039)
Futures Contracts	(595)	—	—		(595)
Interest Rate Swap Agreements	—	(997)	—		(997)
Total Return Swap Agreements	—	(848)	—		(848)
Total Liabilities	(595)	(2,884)	—		(3,479)
Total	$103,000	$67,172	$2	†	$170,174 †

@            Value is less than $500.

†                   Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Multi-Asset	Common Stocks (000)
Beginning Balance	$5
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(3)
Realized gains (losses)	—
Ending Balance	$2	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$(3)

† Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016.

Multi-Asset	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment

Common Stock	$2	Tangible Net Asset Value Method	Tangible Net Asset Value Per Share	$0.01	$0.01	$0.01	Increase
			Discount for Recoverability of Certain Assets	75.0%	75.0%	75.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$35	$3,419	$—		$3,454
Air Freight & Logistics	—	802	—		802
Airlines	154	402	—		556
Auto Components	—	3,239	—		3,239
Automobiles	339	6,861	—		7,200
Banks	2,603	17,143	—		19,746
Beverages	37	6,568	—		6,605
Biotechnology	155	2,223	—		2,378
Building Products	—	2,506	—		2,506
Capital Markets	510	3,611	—		4,121
Chemicals	1,223	6,104	—		7,327
Commercial Services & Supplies	301	1,160	—		1,461
Communications Equipment	11	1,550	—		1,561
Construction & Engineering	267	3,235	—		3,502
Construction Materials	1,298	1,576	—		2,874
Consumer Finance	—	242	—		242
Containers & Packaging	—	268	—		268
Diversified Consumer Services	—	27	—		27
Diversified Financial Services	342	1,426	—		1,768
Diversified Telecommunication Services	925	5,005	—		5,930
Electric Utilities	645	1,313	—		1,958
Electrical Equipment	—	4,788	—		4,788
Electronic Equipment, Instruments & Components	—	3,544	—		3,544
Energy Equipment & Services	133	23	—		156
Equity Real Estate Investment Trusts (REITs)	1,719	2,998	—		4,717
Food & Staples Retailing	38	3,786	—		3,824
Food Products	35	7,679	—		7,714
Gas Utilities	—	742	—		742
Health Care Equipment & Supplies	185	2,324	—		2,509
Health Care Providers & Services	—	1,037	—		1,037
Health Care Technology	—	3	—		3
Hotels, Restaurants & Leisure	392	2,419	—		2,811
Household Durables	—	4,175	—		4,175
Household Products	—	2,705	—		2,705
Independent Power Producers & Energy Traders	—	2	—		2
Independent Power and Renewable Electricity Producers	65	—	—		65
Industrial Conglomerates	235	4,312	—		4,547
Information Technology Services	685	929	—		1,614
Insurance	2,083	6,635	—		8,718
Internet & Direct Marketing Retail	—	286	—		286
Internet Software & Services	—	673	—		673
Leisure Products	—	735	—		735
Life Sciences Tools & Services	—	565	—		565
Machinery	222	6,420	—		6,642
Marine	—	1,068	—		1,068
Media	1,308	2,797	—		4,105
Metals & Mining	—	5,221	—		5,221
Multi-Utilities	1,112	1,743	—		2,855
Multi-line Retail	—	838	—		838
Oil, Gas & Consumable Fuels	—	9,825	—		9,825
Paper & Forest Products	—	662	—		662
Personal Products	—	4,658	—		4,658
Pharmaceuticals	4,266	17,282	—		21,548
Professional Services	844	2,423	—		3,267
Real Estate Management & Development	275	2,854	—	†	3,129	†
Road & Rail	—	3,170	—		3,170
Semiconductors & Semiconductor Equipment	167	2,499	—		2,666
Software	694	3,845	—		4,539
Specialty Retail	286	1,601	—		1,887
Tech Hardware, Storage & Peripherals	—	1,322	—		1,322
Textiles, Apparel & Luxury Goods	621	1,700	—		2,321
Thrifts & Mortgage Finance	—	32	—		32
Tobacco	—	4,771	—		4,771
Trading Companies & Distributors	22	1,926	—		1,948
Transportation Infrastructure	290	355	—		645
Water Utilities	55	63	—		118
Wireless Telecommunication Services	—	3,471	—		3,471
Total Common Stocks	24,577	199,586	—	†	224,163	†
Short-Term Investments
Investment Company	21,595	—	—		21,595
Repurchase Agreement	—	472	—		472
Total Short-Term Investments	21,595	472	—		22,067
Foreign Currency Forward Exchange Contracts	—	88	—		88
Futures Contract	75	—	—		75
Total Assets	46,247	200,146	—	†	246,393	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(27)	—		(27)
Futures Contracts	(184)	—	—		(184)
Total Liabilities	(184)	(27)	—		(211)
Total	$46,063	$200,119	$—	†	$246,182	†

† Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stocks (000)
Beginning Balance	$8	†
Purchases	—
Sales	(5)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	8
Realized gains (losses)	(11)
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

†        Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$314	$—		$—	$314
Beverages	—	469		—	469
Biotechnology	—	352		—	352
Diversified Consumer Services	635	—		—	635
Food Products	127	434		—	561
Health Care Equipment & Supplies	—	127		—	127
Health Care Providers & Services	—	234		—	234
Information Technology Services	307	—		—	307
Insurance	—	326		—	326
Internet & Direct Marketing Retail	195	—		—	195
Internet Software & Services	133	596		—	729
Media	—	129		—	129
Personal Products	—	270		—	270
Pharmaceuticals	—	281		—	281
Semiconductors & Semiconductor Equipment	—	217		—	217
Textiles, Apparel & Luxury Goods	—	175		—	175
Total Common Stocks	1,711	3,610		—	5,321
Participation Notes	—	709		—	709
Call Options Purchased	—	—	@	—	—	@
Short-Term Investment
Investment Company	367	—		—	367
Total Assets	$2,078	$4,319		$—	$6,397

@                                    Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$—	$11,324	$—	$11,324
Airlines	5,753	—	—	5,753
Auto Components	—	6,383	—	6,383
Automobiles	—	12,979	—	12,979
Banks	80,804	115,531	—	196,335
Beverages	16,650	—	—	16,650
Biotechnology	—	5,420	—	5,420
Chemicals	4,817	—	—	4,817
Construction & Engineering	—	24,042	—	24,042
Construction Materials	14,208	21,665	—	35,873
Consumer Finance	—	15,485	—	15,485
Diversified Consumer Services	7,091	—	—	7,091
Diversified Financial Services	4,839	9,582	—	14,421
Diversified Telecommunication Services	—	13,834	—	13,834
Electric Utilities	—	5,785	—	5,785
Electronic Equipment, Instruments & Components	—	17,830	—	17,830
Food & Staples Retailing	19,126	15,348	—	34,474
Food Products	13,693	21,732	—	35,425
Hotels, Restaurants & Leisure	10,164	6,702	—	16,866
Household Durables	—	28,614	—	28,614
Independent Power and Renewable Electricity Producers	—	1,621	—	1,621
Industrial Conglomerates	4,389	22,900	—	27,289
Insurance	3,621	21,130	—	24,751
Internet & Direct Marketing Retail	6,077	—	—	6,077
Internet Software & Services	38,051	68,368	—	106,419
Machinery	—	12,235	—	12,235
Media	—	35,042	—	35,042
Metals & Mining	6,430	7,241	—	13,671
Multi-line Retail	10,559	3,417	—	13,976
Oil, Gas & Consumable Fuels	5,762	18,183	—	23,945
Paper & Forest Products	—	8,521	—	8,521
Personal Products	—	18,180	—	18,180
Pharmaceuticals	—	6,668	—	6,668
Professional Services	6,858	—	—	6,858
Real Estate Management & Development	—	16,590	—	16,590
Semiconductors & Semiconductor Equipment	—	35,873	—	35,873
Software	—	5,706	—	5,706
Tech Hardware, Storage & Peripherals	—	49,181	—	49,181
Textiles, Apparel & Luxury Goods	5,272	34,506	—	39,778
Transportation Infrastructure	—	7,800	—	7,800
Wireless Telecommunication Services	—	39,147	—	39,147
Total Common Stocks	264,164	744,565	—	1,008,729
Short-Term Investments
Investment Company	21,482	—	—	21,482
Total Assets	285,646	744,565	—	1,030,211
Liabilities:
Foreign Currency Forward Exchange Contract	—	(96)	—	(96)
Total	$285,646	$744,469	$—	$1,030,115

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Emerging Markets	Common Stock (000)
Beginning Balance	$3,114
Purchases	—
Sales	(1,974)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(91)
Realized gains (losses)	(1,049)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$8,011	$8,205	$—	$16,216
Beverages	5,358	7,785	—	13,143
Consumer Finance	—	2,477	—	2,477
Electrical Equipment	—	1,235	—	1,235
Food & Staples Retailing	4,775	2,689	—	7,464
Food Products	—	5,098	—	5,098
Health Care Equipment & Supplies	—	2,750	—	2,750
Health Care Providers & Services	—	5,661	—	5,661
Hotels, Restaurants & Leisure	2,590	7,097	—	9,687
Household Durables	—	3,794	—	3,794
Insurance	—	8,398	—	8,398
Internet Software & Services	—	7,877	—	7,877
Media	—	4,446	—	4,446
Multi-line Retail	—	5,715	—	5,715
Personal Products	—	6,701	—	6,701
Pharmaceuticals	—	2,428	—	2,428
Professional Services	5,582	—	—	5,582
Textiles, Apparel & Luxury Goods	1,691	8,688	—	10,379
Tobacco	—	4,520	—	4,520
Total Common Stocks	28,007	95,564	—	123,571
Short-Term Investment
Investment Company	6,740	—	—	6,740
Total Assets	$34,747	$95,564	$—	$130,311

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$4,754	$—	$4,754
Airlines	14,401	9,765	—	24,166
Automobiles	—	4,565	—	4,565
Banks	120,622	161,242	—	281,864
Beverages	7,096	27,156	—	34,252
Construction Materials	—	44,335	—	44,335
Diversified Financial Services	—	14,715	—	14,715
Diversified Telecommunication Services	10,690	—	—	10,690
Electric Utilities	—	12,598	—	12,598
Electrical Equipment	—	10,381	—	10,381
Food Products	14,777	61,307	—	76,084
Health Care Providers & Services	—	20,553	—	20,553
Internet Software & Services	14,212	—	—	14,212
Oil, Gas & Consumable Fuels	14,463	14,363	—	28,826
Pharmaceuticals	—	11,330	—	11,330
Software	9,854	—	—	9,854
Wireless Telecommunication Services	—	28,890	—	28,890
Total Common Stocks	206,115	425,954	—	632,069
Participation Notes	—	9,320	—	9,320
Short-Term Investment
Investment Company	18,601	—	—	18,601
Total Assets	$224,716	$435,274	$—	$659,990

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$218	$—		$—	$218
Beverages	118	—		—	118
Capital Markets	267	—		—	267
Diversified Financial Services	181	—		—	181
Food Products	591	231		—	822
Hotels, Restaurants & Leisure	232	111		—	343
Household Products	—	220		—	220
Information Technology Services	373	—		—	373
Internet & Direct Marketing Retail	820	—		—	820
Internet Software & Services	1,224	266		—	1,490
Media	72	—		—	72
Metals & Mining	—	114		—	114
Pharmaceuticals	229	—		—	229
Professional Services	111	184		—	295
Software	179	—		—	179
Specialty Retail	377	—		—	377
Tech Hardware, Storage & Peripherals	280	—		—	280
Textiles, Apparel & Luxury Goods	—	881		—	881
Total Common Stocks	5,272	2,007		—	7,279
Call Option Purchased	—	—	@	—	—	@
Short-Term Investment
Investment Company	317	—		—	317
Total Assets	$5,589	$2,007		$—	$7,596

@            Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Airlines	$591	$—	$—	$591
Biotechnology	443	—	—	443
Capital Markets	661	—	—	661
Consumer Finance	209	—	—	209
Diversified Telecommunication Services	727	—	—	727
Electrical Equipment	443	—	—	443
Energy Equipment & Services	686	—	—	686
Food & Staples Retailing	703	—	—	703
Insurance	251	—	—	251
Internet Software & Services	1,442	—	—	1,442
Machinery	439	—	—	439
Media	442	—	—	442
Metals & Mining	337	—	—	337
Pharmaceuticals	687	—	—	687
Semiconductors & Semiconductor Equipment	1,227	—	—	1,227
Total Common Stocks	9,288	—	—	9,288
Short-Term Investment
Investment Company	201	—	—	201
Total Assets	$9,489	$—	$—	$9,489

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$281	$—	$—	$281
Airlines	309	—	—	309
Automobiles	86	—	—	86
Banks	81	—	—	81
Biotechnology	523	—	—	523
Capital Markets	566	—	—	566
Diversified Telecommunication Services	753	—	—	753
Electrical Equipment	240	—	—	240
Energy Equipment & Services	400	—	—	400
Food & Staples Retailing	412	—	—	412
Health Care Equipment & Supplies	188	—	—	188
Household Durables	205	—	—	205
Information Technology Services	137	—	—	137
Insurance	250	—	—	250
Internet Software & Services	551	—	—	551
Machinery	253	—	—	253
Media	357	—	—	357
Metals & Mining	135	—	—	135
Oil, Gas & Consumable Fuels	103	—	—	103
Pharmaceuticals	419	—	—	419
Semiconductors & Semiconductor Equipment	700	—	—	700
Specialty Retail	101	—	—	101
Tech Hardware, Storage & Peripherals	323	—	—	323
Tobacco	144	—	—	144
Trading Companies & Distributors	158	—	—	158
Total Common Stocks	7,675	—	—	7,675
Short-Term Investment
Investment Company	97	—	—	97
Total Assets	$7,772	$—	$—	$7,772

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Aerospace & Defense	$663	$—		$—	$663
Automobiles	625	—		—	625
Banks	359	—		—	359
Capital Markets	103	135		—	238
Chemicals	771	—		—	771
Commercial Services & Supplies	337	—		—	337
Diversified Consumer Services	170	—		—	170
Diversified Financial Services	126	—		—	126
Health Care Equipment & Supplies	264	—		—	264
Hotels, Restaurants & Leisure	1,016	—		—	1,016
Industrial Conglomerates	—	550		—	550
Information Technology Services	90	—		—	90
Insurance	917	—		—	917
Internet & Direct Marketing Retail	73	109		—	182
Internet Software & Services	1,030	—		37	1,067
Machinery	3,603	—		—	3,603
Marine	178	—		—	178
Media	569	—		—	569
Oil, Gas & Consumable Fuels	291	—		—	291
Real Estate Management & Development	146	—		—	146
Specialty Retail	37	90		—	127
Textiles, Apparel & Luxury Goods	—	2,535		—	2,535
Transportation Infrastructure	—	856		—	856
Total Common Stocks	11,368	4,275		37	15,680
Preferred Stocks	—	—		470	470
Convertible Preferred Stock	—	—		4	4
Participation Note	5	—		—	5
Call Options Purchased	32	—		—	32
Short-Term Investment
Investment Company	1,236	—		—	1,236
Foreign Currency Forward Exchange Contract	—	—	@	—	—	@
Total Assets	12,641	4,275		511	17,427
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(26)		—	(26)
Total	$12,641	$4,249		$511	$17,401

@	Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$39	$578	$4
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(2)	(108)	(—	@)
Realized gains (losses)	—	—	—
Ending Balance	$37	$470	$4

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$(2)	$(108)	(—	@)

@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Discovery	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Hotels, Restaurants & Leisure
Preferred Stock	$70	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1	x	4.2	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease
Internet & Direct Marketing Retail
Preferred Stocks	$201	Market Transaction Method	Precedent Transaction	$105.00		$105.00		$105.00		Increase

	$99	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	3.1	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Common Stock	$37	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
Convertible Preferred Stock	$4		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.3	x	17.8	x	8.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stocks	$37	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.6	x	4.7	x	2.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$31	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	11.1	x	9.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$32	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.6	x	18.4	x	11.0	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$15,352	$37,311	$—	$52,663
Capital Markets	8,089	—	—	8,089
Chemicals	16,690	—	—	16,690
Food Products	—	37,502	—	37,502
Household Products	—	59,548	—	59,548
Information Technology Services	96,971	—	—	96,971
Media	69,404	—	—	69,404
Personal Products	—	108,917	—	108,917
Professional Services	—	34,698	—	34,698
Software	70,534	23,821	—	94,355
Textiles, Apparel & Luxury Goods	21,063	—	—	21,063
Tobacco	91,247	79,919	—	171,166
Total Common Stocks	389,350	381,716	—	771,066
Short-Term Investment
Investment Company	19,625	—	—	19,625
Total Assets	$408,975	$381,716	$—	$790,691

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Aerospace & Defense	$216	$—	$—	$216
Beverages	27	—	—	27
Capital Markets	—	35	—	35
Chemicals	113	—	—	113
Commercial Services & Supplies	52	—	—	52
Diversified Consumer Services	37	—	—	37
Diversified Financial Services	53	—	—	53
Food Products	—	60	—	60
Health Care Equipment & Supplies	109	—	—	109
Health Care Technology	5	—	—	5
Hotels, Restaurants & Leisure	—	48	—	48
Industrial Conglomerates	—	104	—	104
Information Technology Services	66	—	—	66
Insurance	221	—	—	221
Internet & Direct Marketing Retail	11	17	—	28
Internet Software & Services	165	—	—	165
Machinery	269	—	—	269
Marine	28	—	—	28
Media	98	—	—	98
Metals & Mining	29	83	—	112
Oil, Gas & Consumable Fuels	45	—	—	45
Real Estate Management & Development	14	—	—	14
Specialty Retail	—	50	—	50
Textiles, Apparel & Luxury Goods	—	344	—	344
Transportation Infrastructure	—	239	—	239
Total Common Stocks	1,558	980	—	2,538
Participation Note	1	—	—	1
Short-Term Investment
Investment Company	305	—	—	305
Total Assets	$1,864	$980	$—	$2,844

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$—	$27,939	$—		$27,939
Biotechnology	—	13,958	—		13,958
Capital Markets	10,122	—	—		10,122
Chemicals	—	3,222	—		3,222
Diversified Consumer Services	45,310	—	—		45,310
Food Products	—	31,573	—		31,573
Household Products	—	13,114	—		13,114
Information Technology Services	153,648	—	—		153,648
Internet & Direct Marketing Retail	83,245	—	—		83,245
Internet Software & Services	96,403	23,322	—		119,725
Media	—	25,067	—		25,067
Multi-Utilities	—	—	—	†	—	†
Personal Products	—	16,368	—		16,368
Pharmaceuticals	—	17,054	—		17,054
Road & Rail	—	37,355	—		37,355
Software	16,062	—	—		16,062
Textiles, Apparel & Luxury Goods	—	39,535	—		39,535
Total Common Stocks	404,790	248,507	—	†	653,297	†
Preferred Stocks	—	—	15,659		15,659
Participation Note	—	16,816	—		16,816
Call Option Purchased	—	3	—		3
Short-Term Investment
Investment Company	46,512	—	—		46,512
Total Assets	$451,302	$265,326	$15,659	†	$732,287	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$14,915
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		744
Realized gains (losses)	—		—
Ending Balance	$—	†	$15,659

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—		$744

†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Opportunity	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$3,199	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%	29.0%	28.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.8x	24.1x	19.6x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$4,111	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase

	$117	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x	3.1x	2.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$8,232	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$133,599	$450,890	$—	†	$584,489	†
Health Care	89,447	—	—		89,447
Industrial	30,204	44,491	605		75,300
Lodging/Resorts	101,562	2,509	—		104,071
Mixed Industrial/Office	17,320	5,411	—		22,731
Office	131,288	140,103	—		271,391
Residential	233,127	37,622	—		270,749
Retail	403,436	130,408	—		533,844
Self Storage	69,579	—	—		69,579
Total Common Stocks	1,209,562	811,434	605	†	2,021,601	†
Short-Term Investment
Investment Company	39,113	—	—		39,113
Total Assets	$1,248,675	$811,434	$605	†	$2,060,714	†

†	Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$603	†
Purchases	22
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(20)
Realized gains (losses)	—
Ending Balance	$605	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$(20)

†	Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016.

Global Reas Estate	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$605	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$132	$229	$—	$361
Capital Markets	55	—	—	55
Chemicals	100	—	—	100
Food Products	—	280	—	280
Health Care Equipment & Supplies	147	—	—	147
Household Products	—	570	—	570
Information Technology Services	975	—	—	975
Insurance	—	217	—	217
Internet & Direct Marketing Retail	154	—	—	154
Internet Software & Services	483	—	—	483
Media	742	—	—	742
Personal Products	—	880	—	880
Pharmaceuticals	692	826	—	1,518
Professional Services	274	278	—	552
Software	635	256	—	891
Textiles, Apparel & Luxury Goods	299	—	—	299
Tobacco	832	599	—	1,431
Total Common Stocks	5,520	4,135	—	9,655
Short-Term Investment
Investment Company	266	—	—	266
Total Assets	$5,786	$4,135	$—	$9,921

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$—	$1,882		$—	$1,882
Biotechnology	—	482		—	482
Capital Markets	843	—		—	843
Construction & Engineering	5	—		—	5
Diversified Consumer Services	1,450	—		—	1,450
Diversified Telecommunication Services	—	234		—	234
Electric Utilities	606	—		—	606
Energy Equipment & Services	—	409		—	409
Food Products	—	2,472		—	2,472
Household Products	—	927		—	927
Information Technology Services	2,516	—		—	2,516
Insurance	—	627		—	627
Internet & Direct Marketing Retail	1,005	—		—	1,005
Internet Software & Services	—	975		—	975
Marine	—	473		—	473
Media	—	309		—	309
Pharmaceuticals	—	473		—	473
Road & Rail	—	1,656		—	1,656
Software	566	—		—	566
Textiles, Apparel & Luxury Goods	—	2,681		—	2,681
Total Common Stocks	6,991	13,600		—	20,591
Participation Note	—	359		—	359
Call Option Purchased	—	—	@	—	—	@
Short-Term Investments
Investment Company	1,992	—		—	1,992
Repurchase Agreement	—	9		—	9
Total Short-Term Investments	1,992	9		—	2,001
Total Assets	$8,983	$13,968		$—	$22,951

@            Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$100,203	$—	$100,203
Auto Components	—	93,286	—	93,286
Automobiles	—	58,730	—	58,730
Banks	—	106,645	—	106,645
Beverages	—	132,927	—	132,927
Chemicals	—	149,861	—	149,861
Construction Materials	74,240	24,710	—	98,950
Diversified Telecommunication Services	—	110,777	—	110,777
Electronic Equipment, Instruments & Components	—	144,802	—	144,802
Food Products	—	182,474	—	182,474
Household Products	—	189,294	—	189,294
Insurance	84,405	243,626	—	328,031
Internet Software & Services	—	21,964	—	21,964
Machinery	—	76,957	—	76,957
Media	44,644	—	—	44,644
Metals & Mining	106,958	—	—	106,958
Oil, Gas & Consumable Fuels	—	98,293	—	98,293
Personal Products	—	424,210	—	424,210
Pharmaceuticals	161,494	516,768	—	678,262
Professional Services	—	202,145	—	202,145
Real Estate Management & Development	—	25,178	—	25,178
Semiconductors & Semiconductor Equipment	—	6,529	—	6,529
Software	—	100,758	—	100,758
Specialty Retail	—	21,617	—	21,617
Tobacco	—	498,145	—	498,145
Trading Companies & Distributors	—	177,852	—	177,852
Total Common Stocks	471,741	3,707,751	—	4,179,492
Short-Term Investments
Investment Company	53,505	—	—	53,505
Repurchase Agreement	—	315	—	315
Total Short-Term Investments	53,505	315	—	53,820
Total Assets	525,246	3,708,066	—	4,233,312
Liabilities:
Foreign Currency Forward Exchange Contract	—	(746)	—	(746)
Total	$525,246	$3,707,320	$—	$4,232,566

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Banks	$1,516		$—		$—		$1,516
Beverages	—		4,024		—		4,024
Biotechnology	—		1,860		—		1,860
Capital Markets	2,495		—		—		2,495
Diversified Consumer Services	6,322		—		—		6,322
Food Products	—		6,292		—		6,292
Health Care Equipment & Supplies	—		977		—		977
Health Care Providers & Services	—		1,104		—		1,104
Household Products	—		2,310		—		2,310
Information Technology Services	10,033		—		—		10,033
Insurance	—		1,516		—		1,516
Internet & Direct Marketing Retail	3,178		—		—		3,178
Internet Software & Services	1,558		3,292		—		4,850
Media	—		3,109		—		3,109
Multi-Utilities	—		—		—	†	—	†
Personal Products	—		1,866		—		1,866
Pharmaceuticals	—		1,602		—		1,602
Road & Rail	—		4,644		—		4,644
Software	2,851		—		—		2,851
Textiles, Apparel & Luxury Goods	1,368		7,103		—		8,471
Total Common Stocks	29,321		39,699		—	†	69,020	†
Preferred Stock	—		—		83		83
Participation Notes	—		3,234		—		3,234
Right	—	@	—		—		—	@
Call Option Purchased	—		—	@	—		—	@
Short-Term Investment
Investment Company	3,198		—		—		3,198
Total Assets	$32,519		$42,933		$83	†	$75,535	†

@       Value is less than $500.

†                   Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$165
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(82)
Realized gains (losses)	—		—
Ending Balance	$—	†	$83
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—		$(82)

†        Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

International Opportunity	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input
Internet & Direct Marketing Retail

Preferred Stock	$83	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	3.1	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$2,012	$34,633	$—	†	$36,645	†
Industrial	44	3,563	—		3,607
Lodging/Resorts	—	193	—		193
Mixed Industrial/Office	—	456	—		456
Office	153	10,780	—		10,933
Residential	151	3,192	—		3,343
Retail	4,036	10,809	—		14,845
Total Common Stocks	6,396	63,626	—	†	70,022	†
Short-Term Investment
Investment Company	473	—	—		473
Total Assets	$6,869	$63,626	$—	†	$70,495	†

†              Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—

†                   Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$1,380	$9,362	$—	$10,742
Communications	40,402	3,263	—	43,665
Diversified	—	26,488	—	26,488
Electricity Transmission & Distribution	19,403	13,676	—	33,079
Oil & Gas Storage & Transportation	111,690	5,641	—	117,331
PPA Contracted Renewables	17,516	14,370	—	31,886
Railroads	2,410	1,749	—	4,159
Toll Roads	4,976	35,210	—	40,186
Water	7,243	15,390	—	22,633
Total Common Stocks	205,020	125,149	—	330,169
Short-Term Investments
Investment Companies	19,288	—	—	19,288
Repurchase Agreement	—	19	—	19
Total Short-Term Investments	19,288	19	—	19,307
Total Assets	$224,308	$125,168	$—	$349,476

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$3,368	$—	$—	$3,368
Capital Markets	5,367	—	—	5,367
Chemicals	1,254	—	—	1,254
Diversified Financial Services	2,542	—	—	2,542
Food Products	6,798	—	—	6,798
Health Care Equipment & Supplies	1,300	—	—	1,300
Hotels, Restaurants & Leisure	5,968	—	—	5,968
Information Technology Services	6,404	—	—	6,404
Internet & Direct Marketing Retail	7,708	—	—	7,708
Internet Software & Services	14,710	—	—	14,710
Machinery	185	—	—	185
Media	855	—	—	855
Multi-line Retail	828	—	—	828
Oil, Gas & Consumable Fuels	859	—	—	859
Pharmaceuticals	3,872	—	—	3,872
Professional Services	2,116	—	—	2,116
Software	2,660	—	—	2,660
Specialty Retail	5,461	—	—	5,461
Tech Hardware, Storage & Peripherals	5,090	—	—	5,090
Textiles, Apparel & Luxury Goods	2,058	2,115	—	4,173
Total Common Stocks	79,403	2,115	—	81,518
Call Option Purchased	—	1	—	1
Short-Term Investment
Investment Company	7,119	—	—	7,119
Total Assets	$86,522	$2,116	$—	$88,638

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$156,345	$—	$—	$156,345
Biotechnology	31,975	—	—	31,975
Capital Markets	174,578	—	—	174,578
Food Products	107,067	—	—	107,067
Health Care Equipment & Supplies	181,686	—	—	181,686
Health Care Technology	70,976	—	—	70,976
Hotels, Restaurants & Leisure	17,812	—	—	17,812
Information Technology Services	267,560	—	—	267,560
Internet & Direct Marketing Retail	575,023	—	—	575,023
Internet Software & Services	611,309	35,904	—	647,213
Life Sciences Tools & Services	220,565	—	—	220,565
Pharmaceuticals	107,605	—	—	107,605
Semiconductors & Semiconductor Equipment	36,235	—	—	36,235
Software	451,861	—	—	451,861
Tech Hardware, Storage & Peripherals	266,593	—	—	266,593
Textiles, Apparel & Luxury Goods	83,988	—	—	83,988
Total Common Stocks	3,361,178	35,904	—	3,397,082
Preferred Stocks	—	—	142,281	142,281
Call Option Purchased	—	18	—	18
Short-Term Investments
Investment Company	197,664	—	—	197,664
Repurchase Agreement	—	20,338	—	20,338
Total Short-Term Investments	197,664	20,338	—	218,002
Total Assets	$3,558,842	$56,260	$142,281	$3,757,383

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$13,688	$142,388
Purchases	—	—
Sales	(16,333)	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	7,093	(107)
Realized gains (losses)	(4,448)	—
Ending Balance	$—	$142,281
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—	$(107)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$18,956	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%		29.0%		28.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.8	x	24.1	x	19.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$53,227	Market Transaction Method	Precedent Transaction	$105.00		$105.00		$105.00		Increase

	$10,838	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	3.1	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$54,173	Market Transaction Method	Precedent Transaction	$48.77		$48.77		$48.77		Increase

Internet Software & Services
Preferred Stock	$5,087	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.3	x	17.8	x	8.1	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$985	$—	$—	$985
Automobiles	469	—	—	469
Banks	224	—	—	224
Beverages	8	—	—	8
Capital Markets	59	—	—	59
Chemicals	663	—	—	663
Commercial Services & Supplies	232	—	—	232
Diversified Financial Services	474	—	—	474
Health Care Equipment & Supplies	457	—	—	457
Health Care Technology	17	—	—	17
Hotels, Restaurants & Leisure	310	—	—	310
Industrial Conglomerates	392	—	—	392
Information Technology Services	52	—	—	52
Insurance	777	—	—	777
Internet Software & Services	471	—	—	471
Leisure Products	71	—	—	71
Machinery	2,086	—	—	2,086
Media	525	—	—	525
Metals & Mining	77	—	—	77
Specialty Retail	34	—	—	34
Trading Companies & Distributors	301	—	—	301
Transportation Infrastructure	—	272	—	272
Total Common Stocks	8,684	272	—	8,956
Short-Term Investment
Investment Company	670	—	—	670
Total Assets	$9,354	$272	$—	$9,626

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$40,162	$—	$—		$40,162
Biotechnology	22,343	—	—		22,343
Capital Markets	25,168	—	—		25,168
Chemicals	3,654	—	—		3,654
Consumer Finance	5,849	—	—		5,849
Electronic Equipment, Instruments & Components	11,487	—	—		11,487
Health Care Equipment & Supplies	13,287	—	—		13,287
Health Care Providers & Services	20,688	—	—		20,688
Health Care Technology	123,289	—	—		123,289
Hotels, Restaurants & Leisure	86,059	—	—		86,059
Internet & Direct Marketing Retail	46,230	—	—		46,230
Internet Software & Services	216,677	—	—		216,677
Machinery	61,305	—	—		61,305
Multi-line Retail	25,019	—	—		25,019
Multi-Utilities	—	—	—	†	—	†
Personal Products	3,238	—	—		3,238
Professional Services	66,508	—	—		66,508
Software	59,204	3,983	—		63,187
Specialty Retail	65,592	—	—		65,592
Total Common Stocks	895,759	3,983	—	†	899,742	†
Preferred Stocks	—	—	69,672	†	69,672	†
Promissory Notes	—	—	—	†	—	†
Call Option Purchased	—	5	—		5
Short-Term Investments
Investment Company	77,846	—	—		77,846
Repurchase Agreement	—	10,692	—		10,692
Total Short-Term Investments	77,846	10,692	—		88,538
Total Assets	$973,605	$14,680	$69,672	†	$1,057,957	†

†              Includes one or more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)		Promissory Notes (000)
Beginning Balance	$7,611	†	$99,647		$540
Purchases	—		—		—
Sales	(9,081)		—		—
Amortization of discount	—		—		(2)
Transfers in	—		—		—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	(1,782)		(29,975)		(538)
Realized gains (losses)	3,252		—		—
Ending Balance	$—	†	$69,672	†	$— †
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$—		$(29,975)		$(538)

†                   Includes one or more securities which are valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Small Company Growth	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Health Care Technology
Preferred Stock	$6,604	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.8	x	17.0	x	15.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$16,823	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%		22.0%		21.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1	x	4.2	x	3.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet & Direct Marketing Retail
Preferred Stock	$21,763	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	3.1	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Preferred Stock	$8,410	Discounted Cash Flow	Weighted Average Cost of Capital	23.5%		25.5%		24.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.4	x	19.8	x	8.6	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stocks	$10,398	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.6	x	4.7	x	2.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$5,674	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	11.1	x	9.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Aerospace & Defense	$411	$—	$—	$411
Air Freight & Logistics	78	—	—	78
Airlines	81	—	—	81
Banks	74	—	—	74
Biotechnology	236	—	—	236
Capital Markets	578	—	—	578
Consumer Finance	72	—	—	72
Diversified Telecommunication Services	471	—	—	471
Electrical Equipment	284	—	—	284
Energy Equipment & Services	463	—	—	463
Food & Staples Retailing	391	—	—	391
Health Care Equipment & Supplies	354	—	—	354
Health Care Providers & Services	76	—	—	76
Hotels, Restaurants & Leisure	245	—	—	245
Household Durables	220	—	—	220
Information Technology Services	39	—	—	39
Insurance	224	—	—	224
Internet Software & Services	587	—	—	587
Machinery	443	—	—	443
Media	491	—	—	491
Metals & Mining	167	—	—	167
Pharmaceuticals	435	—	—	435
Semiconductors & Semiconductor Equipment	785	—	—	785
Specialty Retail	109	—	—	109
Tech Hardware, Storage & Peripherals	394	—	—	394
Total Common Stocks	7,708	—	—	7,708
Short-Term Investment
Investment Company	100	—	—	100
Total Assets	$7,808	$—	$—	$7,808

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$144,017	$—	$—	$144,017
Data Centers	11,179	—	—	11,179
Diversified	60,096	—	—	60,096
Health Care	67,694	—	—	67,694
Industrial	24,972	—	10,956	35,928
Lodging/Resorts	72,996	—	—	72,996
Manufactured Homes	2,833	—	—	2,833
Office	93,863	—	5,265	99,128
Regional Malls	150,368	—	—	150,368
Retail Free Standing	20,799	—	—	20,799
Self Storage	47,574	—	—	47,574
Shopping Centers	76,657	—	—	76,657
Single Family Homes	1,458	—	—	1,458
Specialty	7,252	—	—	7,252
Total Common Stocks	781,758	—	16,221	797,979
Short-Term Investment
Investment Company	40,806	—	—	40,806
Total Assets	$822,564	$—	$16,221	$838,785

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$15,704
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,112)
Change in unrealized appreciation (depreciation)	1,629
Realized gains (losses)	—
Ending Balance	$16,221

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$1,629

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016.

U.S. Real Estate	Fair Value at September 30, 2016 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stocks	$10,956	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

Office
Common Stocks	$5,265	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,573	$—	$8,573
Sovereign	—	15,509	—	15,509
Total Fixed Income Securities	—	24,082	—	24,082
Warrant	—	1	—	1
Short-Term Investments
Investment Company	350	—	—	350
Sovereign	—	321	—	321
Total Short-Term Investments	350	321	—	671
Foreign Currency Forward Exchange Contracts	—	39	—	39
Total Assets	350	24,443	—	24,793
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(68)	—	(68)
Futures Contract	(1)	—	—	(1)
Total Liabilities	(1)	(68)	—	(69)
Total	$349	$24,375	$—	$24,724

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Aerospace & Defense	$—	$379	$—	$379
Auto Components	—	353	—	353
Banks	1,956	715	—	2,671
Beverages	—	305	—	305
Biotechnology	—	467	—	467
Commercial Services & Supplies	—	583	—	583
Construction & Engineering	—	962	—	962
Construction Materials	—	293	—	293
Consumer Finance	—	285	—	285
Diversified Consumer Services	1,557	—	—	1,557
Food & Staples Retailing	468	235	—	703
Food Products	233	694	—	927
Health Care Providers & Services	—	361	—	361
Hotels, Restaurants & Leisure	178	780	—	958
Household Durables	—	227	—	227
Independent Power Producers & Energy Traders	—	467	—	467
Information Technology Services	—	277	—	277
Insurance	—	373	—	373
Internet Software & Services	372	392	—	764
Media	—	1,065	—	1,065
Multi-line Retail	—	1,128	—	1,128
Personal Products	—	432	—	432
Pharmaceuticals	285	1,351	—	1,636
Software	—	276	—	276
Textiles, Apparel & Luxury Goods	—	1,290	—	1,290
Transportation Infrastructure	352	297	—	649
Water Utilities	—	374	—	374
Total Common Stocks	5,401	14,361	—	19,762
Participation Note	—	378	—	378
Investment Companies	2,231	—	—	2,231
Short-Term Investments
Investment Company	792	—	—	792
Total Assets	$8,424	$14,739	$—	$23,163

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2015 were valued using other significant observable inputs at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The value of the transfer was approximately as follows:

Emerging Markets
$12,794,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Active International Allocation	Emerging Markets	Global Discovery	Global Insight
$22,973,000	$100,179,000	$779,000	$153,000

Global Opportunity	Global Real Estate	International Advantage	International Opportunity
$9,190,000	$68,721,000	$416,000	$4,335,000

Global Infrastructure	Asia Opportunity	Emerging Markets Leaders	Multi-Asset
$11,909,000	$127,000	$10,357,000	$7,587,000

Small Company Growth	Global Advantage	International Equity	Emerging Markets Small Cap
$21,556,000	$192,000	$364,783,000	$1,631,000

International Real Estate	Frontier Emerging Markets	Global Quality
$5,991,000	$51,382,000	$408,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016